As filed with the Securities and Exchange Commission on 02/28/2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:   December 31, 2016

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	COMMON STOCKS - 92.30%
	Aerospace & Defense - 1.30%
2,830	BE Aerospace, Inc.	$170,338
1,805	Boeing Co. (a)	281,002
6,464	BWX Technologies, Inc. (a)	256,621
314	General Dynamics Corp.	54,215
3,461	HE Corp New	235,002
2,635	HEICO Corp.	203,290
3,499	Honeywell International, Inc.	405,359
1,605	Huntington Ingalls Industries, Inc.	295,625
1,399	L-3 Communications Holdings, Inc.	212,802
1,473	Lockheed Martin Corp.	368,162
1,687	Northrop Grumman Corp.	392,362
1,722	Raytheon Co.	244,524
4,059	Spirit AeroSystems Holdings, Inc. - Class A	236,843
449	TransDigm Group, Inc. (a)	111,783
1,488	United Technologies Corp.	163,115

		3,631,043

	Air Freight & Logistics - 0.36%
7,330	C.H. Robinson Worldwide, Inc. (a)	536,996
1,887	Expeditors International of Washington	99,936
3,216	United Parcel Service, Inc. - Class B (a)	368,682

		1,005,614

	Airlines - 0.85%
914	Alaska Air Group, Inc.	81,099
3,063	Copa Holdings SA - Class A	278,212
11,449	Delta Air Lines, Inc. (a)	563,176
26,786	JetBlue Airways Corp. (b)	600,542
3,274	Southwest Airlines Co.	163,176
9,588	United Continental Holdings, Inc. (b)	698,774

		2,384,979

	Auto Components - 0.13%
2,741	Lear Corp.	362,826

	Automobiles - 0.32%
49,406	Ford Motor Co.	599,295
2,984	Thor Industries, Inc.	298,549

		897,844

	Banks - 3.22%
646	Bank Hawaii Corp.	57,294
74,637	Bank of America Corp.	1,649,478
1,216	BB&T Corp. (a)	57,176
8,038	CIT Group, Inc.	343,062
18,563	Citigroup, Inc.	1,103,199
978	Commerce Bancshares, Inc.	56,538
8,301	Fifth Third Bancorp (a)	223,878
824	First Republic Bank (a)	75,923
35,811	JPMorgan Chase & Co. (a)	3,090,131
3,116	KeyCorp	56,929
1,230	PNC Financial Services Group, Inc. (a)	143,861
6,121	Popular, Inc.	268,222
11,489	Regions Financial Corp.	164,982
1,969	SunTrust Banks, Inc.	108,000
4,943	U.S. Bancorp (a)	253,922
24,059	Wells Fargo & Co.	1,325,892

		8,978,487

	Beverages - 1.37%
3,497	Brown-Forman Corp. - Class A	161,736
2,958	Brown-Forman Corp. - Class B	132,873
1,088	Constellation Brands, Inc. - Class A	166,801
2,529	Dr. Pepper Snapple Group, Inc.	229,305
2,227	Molson Coors Brewing Co. - Class B (a)	216,710
5,042	Monster Beverage Corp. (b)	223,562
16,648	PepsiCo, Inc.	1,741,880
23,224	The Coca-Cola Co. 962,867

		3,835,734

	Biotechnology - 1.42%
5,052	Amgen, Inc.	738,653
2,510	Biogen, Inc. (b)	711,786
3,662	Celgene Corp. (b)	423,876
16,884	Gilead Sciences, Inc.	1,209,063
5,271	Seattle Genetics, Inc. (a)(b)	278,151
2,859	United Therapeutics Corp. (a)(b)	410,066
2,506	Vertex Pharmaceuticals, Inc. (b)	184,617

		3,956,212

	Building Products - 0.79%
6,015	A. O. Smith Corp. (a)	284,810
1,407	Allegion Plc	90,048
1,761	Fortune Brands Home & Security, Inc. (a)	94,143
7,158	Johnson Controls International Plc	294,838
2,635	Lennox International, Inc.	403,603
7,983	Masco Corp.	252,422
10,687	Owens Corning, Inc.	551,022
7,971	USG Corp. (b)	230,203

		2,201,089

	Capital Markets - 0.90%
1,169	Ameriprise Financial, Inc.	129,689
11,156	Artisan Partners Asset Management, Inc. - Class A (a)	331,891
158	BlackRock, Inc.	60,125
19,279	Donnelley Financial Solutions, Inc. (b)	443,031
6,218	Eaton Vance Corp. (a)	260,410
7,188	Federated Investors, Inc. - Class B	203,277
6,910	Lazard Ltd. - Class A - ADR	283,932
2,243	LPL Financial Holdings, Inc. (a)	78,976
7,664	Morgan Stanley	323,804
2,801	SEI Investments Co.	138,257
2,369	T. Rowe Price Group, Inc.	178,291
1,748	The Bank of New York Mellon Corp.	82,820

		2,514,503

	Chemicals - 1.45%
3,976	Albemarle Corp.	342,254
9,093	Cabot Corp.	459,560
1,731	E.I. du Pont de Nemours & Co.	127,055
2,008	Eastman Chemical Co.	151,022
1,409	Ecolab, Inc.	165,163
1,481	FMC Corp.	83,765
32,110	Huntsman Corp.	612,659
2,002	International Flavors & Fragrances, Inc. (a)	235,896
1,137	LyondellBasell Industries NV - Class A	97,532
2,493	Monsanto Co.	262,289
562	NewMarket Corp. (a)	238,198
30,681	Platform Specialty Products Corp. (b)	300,981
1,924	PPG Industries, Inc.	182,318
5,826	RPM International, Inc.	313,614
3,291	The Scotts Miracle-Gro Co. - Class A	314,455
1,627	Valspar Corp.	168,573

		4,055,334

	Commercial Services & Supplies - 0.87%
3,749	Avery Dennison Corp.	263,255
2,921	Cintas Corp.	337,551
4,329	Copart, Inc. (a)(b)	239,870
17,350	LSC Communications, Inc.	514,948
4,905	Republic Services, Inc. (a)	279,830
10,868	Rollins, Inc. (a)	367,121
6,090	Waste Management, Inc.	431,842

		2,434,417

	Communications Equipment - 1.35%
1,964	Arista Networks, Inc. (b)	190,056
14,359	ARRIS International Plc (b)	432,637
12,107	Brocade Communications Systems, Inc.	151,217
30,619	Cisco Systems, Inc.	925,306
2,339	F5 Networks, Inc. (a)(b)	338,500
2,725	Harris Corp.	279,231
2,882	Juniper Networks, Inc.	81,445

1,261	Motorola Solutions, Inc. (a)	104,524
467	Palo Alto Networks, Inc. (b)	58,398
18,552	QUALCOMM, Inc. (a)	1,209,591

		3,770,905

	Construction & Engineering - 1.25%
18,552	AECOM (b)	674,550
23,996	Chicago Bridge & Iron Co. NV (a)	761,873
4,515	Fluor Corp.	237,128
14,844	Jacobs Engineering Group, Inc. (b)	846,108
27,741	Quanta Services, Inc. (b)	966,774

		3,486,433

	Construction Materials - 0.13%
554	Eagle Materials, Inc. (a)	54,586
993	Martin Marietta Materials, Inc.	219,979
690	Vulcan Materials Co. (a)	86,353

		360,918

	Consumer Finance - 1.29%
34,049	Ally Financial, Inc.	647,612
6,865	American Express Co. (a)	508,559
7,328	Capital One Financial Corp.	639,295
840	Credit Acceptance Corp. (a)(b)	182,708
2,540	Discover Financial Services (a)	183,108
40,702	Navient Corp.	668,734
47,062	Santander Consumer USA Holdings, Inc. (a)(b)	635,337
3,380	Synchrony Financial	122,593

		3,587,946

	Containers & Packaging - 0.33%
1,687	Bemis Co., Inc.	80,672
1,308	Berry Plastics Group, Inc. (a)(b)	63,739
4,436	Graphic Packaging Holding Co.	55,361
6,080	Owens-Illinois, Inc. (b)	105,853
2,636	Packaging Corp. of America (a)	223,586
4,542	Sonoco Products Co. (a)	239,363
3,241	WestRock Co.	164,546

		933,120

	Distributors - 0.20%
3,793	Genuine Parts Co.	362,383
6,666	LKQ Corp. (b)	204,313

		566,696

	Diversified Consumer Services - 0.17%
124	Graham Holdings Co. - Class B	63,482
14,543	H&R Block, Inc.	334,343
2,346	ServiceMaster Global Holdings, Inc. (b)	88,374

		486,199

	Diversified Financial Services - 0.66%
4,888	CBOE Holdings, Inc. (a)	361,174
1,097	CME Group, Inc.	126,539
2,363	MarketAxess Holdings, Inc.	347,172
5,308	MSCI, Inc.	418,164
2,915	NASDAQ OMX Group, Inc.	195,655
3,664	S&P Global, Inc.	394,027

		1,842,731

	Diversified Telecommunication Services - 2.09%
64,582	AT&T, Inc. (a)	2,746,672
30,854	CenturyLink, Inc. (a)	733,708
2,993	Level 3 Communications, Inc. (b)	168,686
36,223	Verizon Communications, Inc.	1,933,584
7,877	Zayo Group Holdings, Inc. (b)	258,838

		5,841,488

	Electric Utilities - 1.68%
29,354	AES Corp.	341,094
3,517	American Electric Power Co., Inc.	221,430
5,867	Avangrid, Inc.	222,242
5,440	Duke Energy Corp. (a)	422,253
4,091	Edison International (a)	294,511
2,204	Entergy Corp.	161,928
1,316	Eversource Energy	72,683
12,118	Exelon Corp.	430,068
7,523	FirstEnergy Corp.	232,987
2,713	Hawaiian Electric Industries, Inc.	89,719

4,603	NextEra Energy, Inc.	549,874
9,054	OGE Energy Corp.	302,856
3,445	Pinnacle West Capital Corp.	268,813
2,952	PPL Corp.	100,516
6,988	Southern Co.	343,740
5,918	Westar Energy, Inc.	333,479
7,420	Xcel Energy, Inc.	301,994

		4,690,187

	Electrical Equipment - 0.59%
844	Acuity Brands, Inc. (a)	194,846
3,275	Agilent Technologies, Inc. (a)	149,209
3,293	Eaton Corp. Plc	220,927
4,713	Emerson Electric Co.	262,750
8,195	Regal Beloit Corp.	567,504
1,800	Rockwell Automation, Inc.	241,920

		1,637,156

	Electronic Equipment, Instruments & Components - 0.98%
5,075	Amphenol Corp. - Class A (a)	341,040
9,831	Arrow Electronics, Inc. (a)(b)	700,950
1,476	CDW Corp. (a)	76,885
3,706	Cognex Corp.	235,776
14,854	Corning, Inc.	360,507
5,053	Dolby Laboratories, Inc. - Class A	228,345
14,937	Fitbit, Inc. - Class A (b)	109,339
6,213	Keysight Technologies, Inc. (b)	227,209
10,738	National Instruments Corp. (a)	330,945
1,914	Trimble Navigation Ltd. (b)	57,707
685	Zebra Technologies Corp. - Class A (b)	58,746

		2,727,449

	Energy Equipment & Services - 1.45%
3,683	Baker Hughes, Inc.	239,284
63,364	Ensco Plc - Class A	615,898
5,204	Halliburton Co.	281,484
7,605	National Oilwell Varco, Inc. (a)	284,731
86,831	Noble Corp. Plc (a)	514,040
12,292	Oceaneering International, Inc.	346,757
4,891	Patterson-UTI Energy, Inc. (a)	131,666
34,846	Rowan Cos., Inc. - Class A (b)	658,241
2,615	RPC, Inc. (a)	51,803
3,064	Schlumberger Ltd. - ADR	257,223
45,163	Transocean Ltd. - ADR (a)(b)	665,703

		4,046,830

	Food & Staples Retailing - 2.86%
2,513	Casey’s General Stores, Inc. (a)	298,746
3,390	Costco Wholesale Corp.	542,773
16,162	CVS Caremark Corp.	1,275,343
15,675	Kroger Co.	540,944
44,477	Rite Aid Corp. (b)	366,491
18,441	Sprouts Farmers Market, Inc. (b)	348,904
15,749	SYSCO Corp. (a)	872,022
6,257	US Foods Holding Corp. (b)	171,942
12,641	Walgreens Boots Alliance, Inc.	1,046,169
30,008	Wal-Mart Stores, Inc.	2,074,153
14,378	Whole Foods Market, Inc. (a)	442,267

		7,979,754

	Food Products - 3.08%
17,117	Archer Daniels Midland Co.	781,391
17,743	Blue Buffalo Pet Products, Inc. (a)(b)	426,542
2,520	Bunge Ltd.	182,045
4,682	Campbell Soup Co. (a)	283,120
6,256	ConAgra Foods, Inc.	247,425
25,248	Flowers Foods, Inc. (a)	504,203
3,518	General Mills, Inc.	217,307
2,550	Hershey Co.	263,746
1,941	Hormel Foods Corp. (a)	67,566
4,385	Ingredion, Inc.	547,950
1,714	Kellogg Co.	126,339
3,309	Lamb Weston Holdings, Inc. (b)	125,233
4,403	McCormick & Co, Inc. - Non Voting (a)	410,932
4,119	Mondelez International, Inc. - Class A	182,595

4,434	Pinnacle Foods, Inc.	236,997
6,666	Post Holdings, Inc. (a)(b)	535,880
6,282	The Hain Celestial Group, Inc. (b)	245,186
4,070	The J.M. Smucker Co. (a)	521,204
4,953	The Kraft Heinz Co.	432,496
4,543	The WhiteWave Foods Co. (b)	252,591
11,898	TreeHouse Foods, Inc. (a)(b)	858,917
18,557	Tyson Foods, Inc. - Class A (a)	1,144,596

		8,594,261

	Gas Utilities - 0.56%
3,535	Atmos Energy Corp.	262,120
772	EQT Corp.	50,489
4,815	National Fuel Gas Co.	272,722
5,984	ONEOK, Inc. (a)	343,541
14,014	UGI Corp.	645,765

		1,574,637

	Health Care Equipment & Supplies - 2.31%
4,966	ABIOMED, Inc. (a)(b)	559,569
5,982	Align Technology, Inc. (a)(b)	575,050
7,602	Baxter International, Inc.	337,073
1,667	Becton, Dickinson & Co. (a)	275,972
4,898	Boston Scientific Corp. (b)	105,944
1,502	C.R. Bard, Inc.	337,439
6,473	DexCom, Inc. (a)(b)	386,438
4,822	Edwards Lifesciences Corp. (b)	451,821
3,558	Hill-Rom Holdings, Inc. (a)	199,746
5,882	IDEXX Laboratories, Inc. (b)	689,782
639	Intuitive Surgical, Inc. (b)	405,235
5,647	Medtronic Plc	402,236
5,667	Stryker Corp.	678,963
1,414	Teleflex, Inc. (a)	227,866
1,791	The Cooper Companies, Inc.	313,300
887	Varian Medical Systems, Inc. (b)	79,635
2,769	West Pharmaceutical Services, Inc. (a)	234,894
1,756	Zimmer Biomet Holdings, Inc.	181,219

		6,442,182

	Health Care Providers & Services - 2.24%
3,936	Aetna, Inc.	488,103
3,839	Anthem, Inc.	551,933
2,522	Cardinal Health, Inc. (a)	181,508
1,689	Cerner Corp. (a)(b)	80,008
2,462	CIGNA Corp.	328,406
2,921	DaVita, Inc. (b)	187,528
5,709	Express Scripts Holding Co. (b)	392,722
1,692	HCA Holdings, Inc. (a)(b)	125,242
2,463	Henry Schein, Inc. (a)(b)	373,662
614	Laboratory Corporation of America Holdings (b)	78,825
2,557	McKesson Corp.	359,131
1,385	Patterson Cos., Inc.	56,827
1,157	PerkinElmer, Inc. (a)	60,338
2,080	Premier, Inc. - Class A (b)	63,149
1,720	Quest Diagnostics, Inc. (a)	158,068
16,740	Tenet Healthcare Corp. (b)	248,422
11,410	UnitedHealth Group, Inc.	1,826,056
1,279	VCA, Inc. (b)	87,803
4,397	WellCare Health Plans, Inc. (a)(b)	602,741

		6,250,472

	Health Care Technology - 0.36%
33,855	Allscripts Healthcare Solutions, Inc. (a)(b)	345,660
2,823	athenahealth, Inc. (a)(b)	296,895
8,916	Veeva Systems, Inc. - Class A (a)(b)	362,881

		1,005,436

	Hotels, Restaurants & Leisure - 1.60%
4,091	Aramark	146,130
3,814	Brinker International, Inc. (a)	188,907
2,935	Carnival Corp. - ADR	152,796
2,859	Choice Hotels International, Inc.	160,247
1,954	Darden Restaurants, Inc. (a)	142,095
3,482	Domino’s Pizza, Inc. (a)	554,474
1,046	Dunkin’ Brands Group, Inc. (a)	54,852

4,213	Extended Stay America, Inc.	68,040
3,600	Hyatt Hotels Corp. - Class A (b)	198,936
5,373	Las Vegas Sands Corp.	286,972
989	Marriott International, Inc. - Class A	81,771
5,427	McDonald’s Corp.	660,574
4,719	MGM MIRAGE (b)	136,049
921	Panera Bread Co. - Class A (a)(b)	188,888
7,859	Starbucks Corp.	436,332
1,218	Vail Resorts, Inc.	196,476
3,600	Wyndham Worldwide Corp.	274,932
5,866	Yum Brands, Inc.	371,494
6,852	Yum China Holdings, Inc. (b)	178,974

		4,478,939

	Household Durables - 0.44%
1,086	Garmin Ltd. (a)	52,660
547	Harman International Industries, Inc.	60,805
6,762	Lennar Corp. - Class A (a)	290,293
3,393	Lennar Corp. - Class B	117,058
75	NVR, Inc. (b)	125,175
3,452	Tempur Sealy International, Inc. (a)(b)	235,703
6,325	Tupperware Brands Corp.	332,821

		1,214,515

	Household Products - 1.47%
2,309	Church & Dwight, Inc. (a)	102,035
3,059	Clorox Co.	367,141
10,385	Colgate-Palmolive Co. (a)	679,594
6,668	Energizer Holdings, Inc.	297,460
3,308	Kimberly-Clark Corp.	377,509
24,980	Procter & Gamble Co.	2,100,318
1,550	Spectrum Brands Holdings, Inc. (a)	189,612

		4,113,669

	Independent Power and Renewable Electricity Producers - 0.72%
92,384	Calpine Corp. (a)(b)	1,055,949
78,793	NRG Energy, Inc.	966,002

		2,021,951

	Industrial Conglomerates - 0.82%
6,168	3M Co. (a)	1,101,420
1,243	Carlisle Companies, Inc.	137,090
33,112	General Electric Co.	1,046,339

		2,284,849

	Insurance - 3.42%
5,129	Aflac, Inc.	356,978
3,587	Allied World Assurance Co. Holdings, Ltd.	192,658
3,488	AmTrust Financial Services, Inc. (a)	95,501
4,735	Aon Plc	528,094
1,688	Arthur J. Gallagher & Co.	87,708
3,631	Aspen Insurance Holdings Ltd.	199,705
2,753	Assurant, Inc.	255,644
4,441	Assured Guaranty Ltd.	167,737
1,714	Axis Capital Holdings Ltd.	111,873
18,963	Berkshire Hathaway, Inc. - Class B (b)	3,090,590
1,521	Brown & Brown, Inc. (a)	68,232
2,130	Chubb Limited	281,416
2,900	Cincinnati Financial Corp.	219,675
2,405	Erie Indemnity Co. - Class A	270,442
614	Everest Re Group, Ltd.	132,870
3,843	First American Financial Corp.	140,769
3,631	Hartford Financial Services Group, Inc. (a)	173,017
4,137	Lincoln National Corp.	274,159
9,550	Marsh & McLennan Cos., Inc.	645,484
6,099	MetLife, Inc.	328,675
9,432	Old Republic International Corp.	179,208
2,213	Principal Financial Group, Inc.	128,044
5,126	Prudential Financial, Inc.	533,412
3,734	Reinsurance Group of America	469,849
886	RenaissanceRe Holdings Ltd.	120,691
2,218	The Travelers Cos., Inc. (a)	271,528
5,299	Unum Group	232,785

		9,556,744

	Internet & Direct Marketing Retail - 1.90%
4,244	Amazon.com, Inc. (a)(b)	3,182,448
1,356	Expedia, Inc.	153,608
100,146	Groupon, Inc. (a)(b)	332,485
6,346	Liberty Expedia Holdings, Inc. - Class A (b)	251,746
3,264	Netflix, Inc. (b)	404,083
474	The Priceline Group, Inc. (b)	694,912
6,088	TripAdvisor, Inc. (a)(b)	282,301

		5,301,583

	Internet Software & Services - 3.67%
2,756	Akamai Technologies, Inc. (a)(b)	183,770
3,173	Alphabet, Inc. - Class A (b)	2,514,444
3,166	Alphabet, Inc. - Class C (b)	2,443,582
18,396	CommerceHub, Inc. - Series A (b)	276,124
26,708	CommerceHub, Inc. - Series C (b)	401,421
15,952	eBay, Inc. (b)	473,615
21,556	Facebook, Inc. - Class A (b)	2,480,018
5,318	IAC/InterActiveCorp (a)(b)	344,553
9,534	Match Group, Inc. (a)(b)	163,031
11,303	Pandora Media, Inc. (a)(b)	147,391
3,481	Twilio, Inc. - Class A (b)	100,427
1,467	VeriSign, Inc. (a)(b)	111,595
2,661	Yahoo!, Inc. (b)	102,901
9,544	Yelp, Inc. - Class A (b)	363,913
1,469	Zillow Group, Inc. - Class A (a)(b)	53,545
2,243	Zillow Group, Inc. - Class C (b)	81,802

		10,242,132

	IT Services - 2.91%
8,167	Accenture Plc - Class A - ADR	956,601
1,081	Alliance Data Systems Corp.	247,009
3,021	Amdocs Ltd.	175,973
4,723	Booz Allen Hamilton Holding Corp. - Class A	170,359
5,423	Broadridge Financial Solutions, Inc.	359,545
7,555	Cognizant Technology Solutions Corp. - Class A (b)	423,307
5,660	Computer Sciences Corp.	336,317
6,591	CoreLogic, Inc. (b)	242,747
1,593	DST Systems, Inc.	170,690
1,101	Euronet Worldwide, Inc. (a)(b)	79,745
6,557	Fidelity National Information Services, Inc.	495,971
12,388	First Data Corp. - Class A (b)	175,786
758	Fiserv, Inc. (a)(b)	80,560
3,324	Gartner, Inc. (b)	335,957
10,559	Genpact Ltd. (b)	257,006
6,441	MasterCard, Inc. - Class A	665,033
4,359	Paychex, Inc. (a)	265,376
5,471	PayPal Holdings, Inc. (b)	215,940
16,860	Square, Inc. - Class A (b)	229,802
8,901	The Western Union Co. (a)	193,330
5,583	T-Mobile USA, Inc. (a)(b)	321,078
3,207	Total System Services, Inc.	157,239
10,048	VeriFone Holdings, Inc. (a)(b)	178,151
4,420	Visa, Inc. - Class A (a)	344,848
639	WEX, Inc. (b)	71,312
110,145	Xerox Corp.	961,566

		8,111,248

	Leisure Products - 0.61%
1,401	Brunswick Corp.	76,410
5,311	Hasbro, Inc. (a)	413,143
12,925	Mattel, Inc. (a)	356,084
2,420	Polaris Industries, Inc. (a)	199,384
3,659	Pool Corp. (a)	381,780
7,709	Vista Outdoor, Inc. (b)	284,462

		1,711,263

	Life Sciences Tools & Services - 1.00%
313	Bio-Rad Laboratories, Inc. - Class A (b)	57,054
11,900	Bruker Corp.	252,042
4,280	Charles River Laboratories (b)	326,093
1,636	Illumina, Inc. (b)	209,473
1,440	Mettler-Toledo International, Inc. (a)(b)	602,726
3,968	QIAGEN NV (b)	111,183
2,335	Quintiles Transnational Holdings, Inc. (a)(b)	177,577

3,688	Thermo Fisher Scientific, Inc.	520,377
16,119	VWR Corp. (b)	403,459
969	Waters Corp. (b)	130,224

		2,790,208

	Machinery - 2.46%
4,022	Caterpillar, Inc. (a)	373,000
8,967	Colfax Corp. (a)(b)	322,184
2,199	Crane Co.	158,592
2,632	Cummins, Inc.	359,715
4,500	Danaher Corp.	350,280
4,784	Donaldson Co., Inc.	201,311
2,099	Fortive Corp.	112,569
3,550	Graco, Inc. (a)	294,970
1,676	IDEX Corp.	150,941
4,176	Illinois Tool Works, Inc.	511,393
5,426	Ingersoll-Rand Plc	407,167
3,641	Lincoln Electric Holdings, Inc.	279,155
2,829	Nordson Corp. (a)	316,989
5,952	Oshkosh Corp.	384,559
3,472	PACCAR, Inc.	221,861
2,286	Parker-Hannifin Corp. (a)	320,040
1,117	Snap On, Inc.	191,309
1,600	Stanley Black & Decker, Inc.	183,504
17,539	Terex Corp.	553,005
7,702	The Timken Co.	305,769
9,646	Toro Co.	539,694
6,631	Xylem, Inc.	328,367

		6,866,374

	Marine - 0.02%
929	Kirby Corp. (a)(b)	61,778

	Media - 2.00%
406	Cable One, Inc.	252,422
898	Charter Communications, Inc. - Class A (b)	258,552
2,152	Cinemark Holdings, Inc.	82,551
15,430	Clear Channel Outdoor Holdings, Inc. - Class A	77,921
11,054	Comcast Corp. - Class A	763,279
2,069	Discovery Communications, Inc. - Series C (b)	55,408
2,691	John Wiley & Sons, Inc. - Class A	146,660
1,193	Liberty Broadband Corp. - Class A (b)	86,445
2,324	Liberty Broadband Corp. - Class C (b)	172,139
15,380	Liberty Interactive Corp. QVC Group - Class A (b)	307,292
6,728	Liberty Media Corp. - Class A (b)	232,251
10,644	Liberty Media Corp. - Class C (b)	361,044
1,124	Morningstar, Inc.	82,681
29,767	News Corp. - Class A	341,130
29,215	News Corp. - Class B	344,737
1,850	Omnicom Group, Inc. (a)	157,453
11,173	Regal Entertainment Group - Class A	230,164
795	Scripps Networks Interactive, Inc. - Class A	56,739
3,465	TEGNA, Inc.	74,116
8,316	The Walt Disney Co.	866,694
5,639	Time Warner, Inc.	544,333
3,051	Twenty-First Century Fox, Inc. - Class A (a)	85,550

		5,579,561

	Metals & Mining - 1.21%
19,791	Alcoa Corp. (b)	555,731
12,320	Freeport-McMoRan, Inc. (b)	162,501
13,414	Newmont Mining Corp.	457,015
5,616	Nucor Corp.	334,264
8,915	Reliance Steel & Aluminum Co.	709,099
1,868	Royal Gold, Inc.	118,338
20,852	Steel Dynamics, Inc.	741,914
8,942	United States Steel Corp. (a)	295,176

		3,374,038

	Multiline Retail - 1.52%
5,483	Burlington Stores, Inc. (a)(b)	464,684
13,650	Dillard’s, Inc. - Class A (a)	855,719
5,071	Dollar General Corp.	375,609
2,179	Dollar Tree, Inc. (b)	168,175
17,382	J.C. Penney Co., Inc. (a)(b)	144,444

15,708	Kohl’s Corp. (a)	775,661
17,917	Macy’s, Inc.	641,608
6,368	Nordstrom, Inc. (a)	305,218
7,189	Target Corp. (a)	519,262

		4,250,380

	Multi-Utilities - 1.34%
6,479	Alliant Energy Corp. (a)	245,489
4,852	Ameren Corp.	254,536
10,610	CenterPoint Energy, Inc.	261,430
3,667	CMS Energy Corp.	152,621
4,611	Consolidated Edison, Inc. (a)	339,738
4,732	Dominion Resources, Inc. (a)	362,424
2,728	DTE Energy Co.	268,735
11,611	MDU Resources Group, Inc.	334,048
9,183	NiSource, Inc. (a)	203,312
5,244	PG&E Corp.	318,678
3,379	Public Service Enterprise Group, Inc.	148,271
4,019	SCANA Corp.	294,512
1,818	Sempra Energy	182,964
2,555	Vectren Corp.	133,243
4,230	WEC Energy Group, Inc.	248,090

		3,748,091

	Oil, Gas & Consumable Fuels - 3.30%
2,106	Antero Resources Corp. (b)	49,807
2,107	Apache Corp.	133,731
2,373	Cabot Oil & Gas Corp. (a)	55,433
7,379	Chesapeake Energy Corp. (a)(b)	51,801
11,158	Chevron Corp.	1,313,297
586	Concho Resources, Inc. (b)	77,704
12,600	CONSOL Energy, Inc. (a)	229,698
1,938	Continental Resources, Inc. (b)	99,885
686	Diamondback Energy, Inc. (a)(b)	69,327
2,335	EOG Resources, Inc. (a)	236,069
32,654	Exxon Mobil Corp.	2,947,350
2,648	Kinder Morgan, Inc.	54,840
3,844	Laredo Petroleum, Inc. (a)(b)	54,354
8,406	Parsley Energy, Inc. - Class A (a)(b)	296,227
25,540	PBF Energy, Inc. - Class A (a)	712,055
754	Pioneer Natural Resources Co.	135,773
11,172	Rice Energy, Inc. (b)	238,522
4,493	Southwestern Energy Co. (b)	48,614
10,590	Spectra Energy Corp.	435,143
4,878	Targa Resources Corp. (a)	273,509
1,632	Tesoro Corp. (a)	142,718
1,782	The Williams Companies, Inc.	55,492
10,114	Valero Energy Corp.	690,989
13,989	World Fuel Services Corp. (a)	642,235
11,076	WPX Energy, Inc. (a)(b)	161,377

		9,205,950

	Paper & Forest Products - 0.08%
4,012	International Paper Co. (a)	212,877

	Personal Products - 0.73%
3,781	Coty, Inc. - Class A (a)	69,230
9,286	Herbalife Ltd. (a)(b)	447,028
4,698	Mead Johnson Nutrition Co.	332,431
15,266	Nu Skin Enterprises, Inc. - Class A (a)	729,409
6,194	The Estee Lauder Cos., Inc. - Class A	473,779

		2,051,877

	Pharmaceuticals - 3.89%
3,047	Abbott Laboratories (a)	117,035
10,076	AbbVie, Inc. (a)	630,959
1,729	Allergan Plc (b)	363,107
7,738	Bristol-Myers Squibb Co.	452,209
6,371	Eli Lilly & Co.	468,587
62,343	Endo International Plc (b)	1,026,789
26,794	Johnson & Johnson	3,086,937
15,762	Mallinckrodt Plc (a)(b)	785,263
24,995	Merck & Co., Inc.	1,471,456
16,750	Mylan NV (b)	639,012
5,125	Perrigo Co. Plc	426,554

35,342	Pfizer, Inc. (a)	1,147,908
4,369	Zoetis, Inc.	233,873

		10,849,689

	Professional Services - 0.54%
1,766	Equifax, Inc.	208,794
5,662	ManpowerGroup, Inc.	503,182
2,317	Nielsen Holdings Plc (a)	97,198
8,814	Robert Half International, Inc. (a)	429,947
2,270	The Dun & Bradstreet Corp.	275,397

		1,514,518

	Real Estate Management & Development - 0.47%
4,600	CBRE Group, Inc. - Class A (a)(b)	144,854
1,159	Jones Lang LaSalle, Inc.	117,105
40,697	Realogy Holdings Corp.	1,047,134

		1,309,093

	Road & Rail - 0.38%
6,996	CSX Corp.	251,366
3,458	Landstar System, Inc.	294,967
629	Old Dominion Freight Line, Inc. (b)	53,962
4,323	Union Pacific Corp.	448,209

		1,048,504

	Semiconductors & Semiconductor Equipment - 2.68%
788	Analog Devices, Inc. (a)	57,225
21,279	Applied Materials, Inc.	686,673
985	Broadcom Ltd.	174,118
8,449	Cree, Inc. (a)(b)	222,969
56,750	Intel Corp.	2,058,322
4,135	KLA-Tencor Corp.	325,342
1,498	Lam Research Corp. (a)	158,383
4,900	Linear Technology Corp.	305,515
8,978	Marvell Technology Group Ltd. - ADR	124,525
1,600	Maxim Integrated Products, Inc.	61,712
4,819	Microchip Technology, Inc. (a)	309,139
8,233	NVIDIA Corp. (a)	878,790
26,806	ON Semiconductor Corp. (a)(b)	342,045
3,419	Qorvo, Inc. (a)(b)	180,284
2,503	Skyworks Solutions, Inc. (a)	186,874
13,653	Teradyne, Inc.	346,786
13,606	Texas Instruments, Inc. (a)	992,830
1,218	Xilinx, Inc.	73,531

		7,485,063

	Software - 4.85%
5,909	Activision Blizzard, Inc.	213,374
6,337	Adobe Systems, Inc. (b)	652,394
4,311	Atlassian Corp. Plc (b)	103,809
2,458	Autodesk, Inc. (a)(b)	181,917
3,490	CA, Inc.	110,877
21,476	Cadence Design System, Inc. (a)(b)	541,625
4,507	CDK Global, Inc.	269,023
4,342	Citrix Systems, Inc. (b)	387,784
1,353	Dell Technologies, Inc. - Class V (b)	74,374
3,921	Electronic Arts, Inc. (a)(b)	308,818
1,719	FactSet Research Systems, Inc. (a)	280,936
6,571	Fortinet, Inc. (a)(b)	197,918
5,201	Intuit, Inc.	596,087
2,156	Jack Henry & Associates, Inc.	191,410
5,077	Manhattan Associates, Inc. (b)	269,233
83,246	Microsoft Corp.	5,172,906
28,042	Nuance Communications, Inc. (b)	417,826
22,147	Oracle Corp.	851,552
3,711	PTC, Inc. (b)	171,708
3,087	Red Hat, Inc. (b)	215,164
3,132	salesforce.com, Inc. (b)	214,417
3,808	ServiceNow, Inc. (b)	283,087
5,537	Splunk, Inc. (a)(b)	283,217
1,931	SS&C Technologies Holdings, Inc.	55,227
10,246	Symantec Corp.	244,777
9,316	Synopsys, Inc. (b)	548,340
4,186	Tableau Software, Inc. - Class A (b)	176,440
923	Ultimate Software Group, Inc. (a)(b)	168,309

3,796	VMware, Inc. (a)(b)	298,859
761	Workday, Inc. - Class A (a)(b)	50,294

		13,531,702

	Specialty Retail - 4.12%
1,643	Advance Auto Parts, Inc. (a)	277,864
5,335	AutoNation, Inc. (b)	259,548
517	AutoZone, Inc. (b)	408,321
16,493	Bed Bath & Beyond, Inc. (a)	670,275
13,023	Best Buy Co., Inc. (a)	555,691
4,743	Cabela’s, Inc. (b)	277,703
9,658	Dick’s Sporting Goods, Inc. (a)	512,840
4,916	Foot Locker, Inc. (a)	348,495
11,402	GameStop Corp. - Class A (a)	288,015
9,850	Home Depot, Inc. (a)	1,320,688
5,789	L Brands, Inc. (a)	381,148
8,722	Lowe’s Cos., Inc.	620,309
1,415	O’Reilly Automotive, Inc. (a)(b)	393,950
11,236	Ross Stores, Inc.	737,082
14,276	Sally Beauty Holdings, Inc. (a)(b)	377,172
1,795	Sherwin-Williams Co.	482,388
1,421	Signet Jewelers Ltd.	133,943
54,772	Staples, Inc.	495,687
19,652	The Gap, Inc.	440,991
16,789	The Michaels Cos., Inc. (b)	343,335
7,902	The TJX Companies, Inc. (a)	593,677
2,497	Tiffany & Co. (a)	193,343
4,411	Tractor Supply Co. (a)	334,398
1,377	Ulta Salon, Cosmetics & Fragrance, Inc. (b)	351,052
13,772	Urban Outfitters, Inc. (b)	392,227
6,387	Williams Sonoma, Inc. (a)	309,067

		11,499,209

	Technology Hardware, Storage & Peripherals - 3.73%
59,433	Apple, Inc.	6,883,530
19,973	Hewlett Packard Enterprise Co.	462,175
31,878	HP, Inc. (a)	473,070
9,527	International Business Machines Corp. (a)	1,581,387
2,038	NCR Corp. (b)	82,661
2,873	NetApp, Inc.	101,331
21,873	Teradata Corp. (a)(b)	594,289
3,273	Western Digital Corp. (a)	222,400

		10,400,843

	Textiles, Apparel & Luxury Goods - 1.73%
3,364	Carter’s, Inc. (a)	290,616
9,813	Coach, Inc. (a)	343,651
24,064	Kate Spade & Co. (b)	449,275
6,832	lululemon athletica, Inc. (b)	444,012
10,357	Michael Kors Holdings Ltd. (b)	445,144
9,350	NIKE, Inc. - Class B (a)	475,260
7,417	PVH Corp.	669,310
4,774	Ralph Lauren Corp.	431,188
14,070	Skechers U.S.A., Inc. - Class A (b)	345,841
10,546	Under Armour, Inc. - Class A (a)(b)	306,361
11,938	Under Armour, Inc. - Class C (b)	300,479
6,095	VF Corp. (a)	325,168

		4,826,305

	Tobacco - 1.10%
18,578	Altria Group, Inc.	1,256,244
17,239	Philip Morris International, Inc.	1,577,196
4,438	Reynolds American, Inc.	248,706

		3,082,146

	Trading Companies & Distributors - 0.82%
8,514	Fastenal Co. (a)	399,988
2,875	HD Supply Holdings, Inc. (b)	122,216
5,321	MSC Industrial Direct Co., Inc. - Class A	491,607
1,704	W.W. Grainger, Inc. (a)	395,754
1,780	Watsco, Inc.	263,654
9,436	WESCO International, Inc. (b)	627,966

		2,301,185

	Transportation Infrastructure - 0.08%
2,736	Macquarie Infrastructure Corp.	223,531

	Water Utilities - 0.11%
4,188	American Water Works Co., Inc.	303,044

	Wireless Telecommunication Services - 0.02%
6,846	Sprint Corp. (b)	57,643

	Total Common Stocks (Cost $224,854,400)	257,693,384

	INVESTMENT COMPANIES - 3.09%
	Exchange Traded Funds - 3.09%
41,941	Vanguard S&P 500 ETF	8,610,907

	Total Investment Companies (Cost $8,586,464)	8,610,907

	REAL ESTATE INVESTMENT TRUSTS - 3.87%
	Real Estate Investment Trusts - 3.87%
16,674	AGNC Investment Corp.	302,300
2,063	Alexandria Real Estate Equities, Inc.	229,261
4,809	American Campus Communities, Inc.	239,344
18,548	American Homes 4 Rent - Class A	389,137
3,768	American Tower Corp.	398,202
24,992	Annaly Capital Management, Inc. (a)	249,170
1,424	Apartment Investment & Management Co. - Class A (a)	64,721
6,984	Brandywine Realty Trust	115,306
3,343	Camden Property Trust	281,046
4,141	Care Capital Properties, Inc.	103,525
31,440	Chimera Investment Corp.	535,109
12,206	Communications Sales & Leasing, Inc.	310,154
9,347	Corporate Office Properties Trust	291,813
2,387	Crown Castle International Corp.	207,120
4,328	CyrusOne, Inc. (a)	193,591
4,995	DCT Industrial Trust, Inc.	239,161
4,613	Digital Realty Trust, Inc. (a)	453,273
4,806	Douglas Emmett, Inc.	175,707
9,503	Duke Realty Corp.	252,400
5,766	Empire State Realty Trust, Inc. - Class A	116,416
4,493	EPR Properties (a)	322,463
713	Equinix, Inc. (a)	254,833
2,893	Equity Commonwealth (b)	87,484
2,549	Equity LifeStyle Properties, Inc.	183,783
7,288	Gaming and Leisure Properties, Inc.	223,159
6,408	Healthcare Trust of America, Inc. - Class A	186,537
3,700	Highwoods Properties, Inc.	188,737
6,451	Hospitality Property Trust	204,755
15,827	Host Hotels & Resorts, Inc. (a)	298,181
3,375	Iron Mountain, Inc. (a)	109,620
2,110	Lamar Advertising Co. - Class A (a)	141,876
5,081	Liberty Property Trust	200,699
27,628	MFA Financial, Inc.	210,802
5,155	National Retail Properties, Inc. (a)	227,851
8,530	Piedmont Office Realty Trust, Inc. - Class A	178,362
5,116	Prologis, Inc.	270,074
28,895	Quality Care Properties, Inc. (a)(b)	447,873
3,538	Realty Income Corp. (a)	203,364
1,868	Regency Centers Corp. (a)	128,799
16,870	Senior Housing Properties Trust (a)	319,349
510	SL Green Realty Corp.	54,851
13,268	Spirit Realty Capital, Inc. (a)	144,090
2,846	Starwood Property Trust, Inc.	62,470
8,448	STORE Capital Corp. (a)	208,750
1,953	Sun Communities, Inc.	149,619
6,356	Two Harbors Investment Corp.	55,424
4,774	Ventas, Inc.	298,470
26,728	VEREIT, Inc.	226,119
1,202	Welltower, Inc.	80,450

	Total Real Estate Investment Trusts (Cost $11,027,005)	10,815,600

	SHORT TERM INVESTMENTS - 0.75%
	Money Market Funds - 0.75%
2,097,926	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (c)	2,097,926

	Total Short Term Investments (Cost $2,097,926)	2,097,926

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.62%
	Money Market Funds - 23.62%
65,956,188	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (c)	65,956,188

	Total Investments Purchased as Securities Lending Collateral (Cost $65,956,188)	65,956,188

	Total Investments (Cost $312,521,983) - 123.63%	345,174,005
	Liabilities in Excess of Other Assets - (23.63)%	(65,981,759)

	TOTAL NET ASSETS - 100.00%	$279,192,246

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$312,521,983

Gross unrealized appreciation	40,698,512
Gross unrealized depreciation	(8,046,490)

Net unrealized appreciation	$32,652,022

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® Emerging Markets Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	COMMON STOCKS - 84.92%
	Brazil - 5.96%
81,461	Ambev SA	$409,720
25,478	Banco Bradesco SA	227,496
72,249	Banco do Brasil SA	622,036
32,630	Banco Santander Brasil SA	295,434
38,220	BB Seguridade Participacoes SA	331,716
34,565	BM&F Bovespa SA	174,880
33,794	Centrais Eletricas Brasileiras SA (a)	236,464
25,051	CETIP SA	342,957
26,532	Cia de Saneamento Basico do Estado de Sao Paulo	234,176
27,347	Cosan SA Industria e Comercio	319,870
39,371	EDP - Energias do Brasil SA	161,790
30,557	Embraer SA	149,938
23,755	Equatorial Energia SA	396,330
25,611	Hypermarcas SA	205,097
39,191	Lojas Renner SA	278,345
3,415	M Dias Branco SA	120,586
19,736	Natura Cosmeticos SA	139,415
23,140	Petroleo Brasileiro SA (a)	119,942
34,322	Raia Drogasil SA	644,720
70,297	Sul America SA (d)	388,400
9,470	Ultrapar Participacoes SA	198,831

		5,998,143

	Cayman Islands - 0.77%
7,110	TAL Education Group - ADR (a)(b)	498,767
6,916	Weibo Corp. - ADR (a)	280,790

		779,557

	Chile - 0.72%
194,846	Aguas Andinas SA - Series A	101,447
1,193,542	Banco de Chile	139,883
76,387	Cencosud SA	214,394
25,380	Cia Cervecerias Unidas SA	265,056

		720,780

	China - 14.76%
967,067	Agricultural Bank of China Ltd. - Series H	394,677
22,757	Alibaba Group Holding Ltd. - ADR (a)	1,998,292
113,209	ANTA Sports Products Ltd.	336,436
5,264	Baidu, Inc. - ADR (a)	865,454
2,068,656	Bank of China Ltd. - Series H	912,125
384,000	Bank of Communications Co., Ltd. - Series H	276,171
24,475	BYD Co., Ltd.	128,293
569,672	China Cinda Asset Management Co., Ltd. - Series H	205,130
420,000	China CITIC Bank Corp. Ltd. - Series H	265,770
886,000	China Communications Services Corp. Ltd. - Series H	562,940
2,291,110	China Construction Bank Corp. - Series H	1,754,602
347,000	China Everbright Bank Co., Ltd. - Series H	157,431
82,346	China Mengniu Dairy Co., Ltd.	157,895
124,289	China Merchants Bank Co., Ltd. - Series H	289,859
191,873	China Minsheng Banking Corp., Ltd. - Series H	204,165
835,981	China Petroleum & Chemical Corp. - Series H	588,754
325,187	China Southern Airlines Co., Ltd. - Series H	168,264
592,413	Chongqing Rural Commercial Bank Co., Ltd. - Series H	346,552
619,647	Country Garden Holdings Co., Ltd.	345,385
143,501	Guangzhou Automobile Group Co., Ltd. - Series H	172,944
142,440	Guangzhou R&F Properties Co., Ltd. - Series H	171,520
114,484	Haier Electronics Group Co., Ltd.	179,598
3,394	NetEase.com, Inc. - ADR	730,864
11,604	New Oriental Education & Technology Group, Inc. - ADR (a)	488,528
879,049	People’s Insurance Co. of China, Ltd. - Series H	344,657
306,000	PetroChina Co. - Series H	227,260
193,025	PICC Property & Casualty Co., Ltd. - Series H	298,546
108,097	Ping An Insurance Group Co. of China, Ltd. - Series H	537,035
20,768	Shenzhou International Group Holdings Ltd.	130,936
376,500	Sino-Ocean Land Holdings Ltd.	167,767
378,622	Sinopec Shanghai Petrochemical Co., Ltd. - Series H	204,364
320,144	Sinotrans Ltd. - Series H	142,313

377,072	Sun Art Retail Group Ltd.	330,658
23,886	Vipshop Holdings Ltd. - ADR (a)	262,985
283,799	Want Want China Holdings, Ltd.	181,248
12,894	Yum China Holdings, Inc. (a)(b)	336,791

		14,866,209

	Colombia - 0.19%
57,026	Interconexion Electrica SA ESP	189,580

	Czech Republic - 0.15%
15,385	O2 Czech Republic AS	155,705

	Egypt - 0.17%
43,369	Commercial International Bank Egypt SAE (d)	174,751

	Hong Kong - 11.33%
44,239	AAC Technologies Holdings, Inc.	400,441
658,079	Belle International Holdings Ltd.	368,637
162,567	China Mobile Ltd.	1,713,972
66,466	China Overseas Land & Investment Ltd.	174,882
91,588	China Resources Beer Holdings Co., Ltd. (a)	181,454
81,360	China Resources Land Ltd.	182,057
110,212	China Resources Power Holdings Co., Ltd.	174,320
346,338	China Telecom Corp. Ltd. - Series H	158,869
144,356	China Unicom Hong Kong Ltd.	167,072
234,800	CSPC Pharmaceutical Group Ltd.	250,010
674,178	Fullshare Holdings Ltd.	314,123
462,029	Geely Automobile Holdings Ltd.	439,138
1,894,492	Industrial & Commercial Bank of China Ltd. - Series H	1,129,557
310,000	Kunlun Energy Co., Ltd.	230,963
110,331	Longfor Properties Co., Ltd.	139,551
339,879	Nine Dragons Paper Holdings Ltd.	306,908
643,326	Sino Biopharmaceutical Ltd.	451,120
474,303	Sunac China Holdings Ltd.	392,989
49,479	Sunny Optical Technology Group Co., Ltd.	215,678
154,032	Tencent Holdings Ltd.	3,734,831
136,824	Tingyi Holding Corp.	165,875
54,815	TravelSky Technology Ltd. - Series H	114,880

		11,407,327

	Hungary - 0.56%
5,335	MOL Hungarian Oil and Gas Plc	374,094
6,747	OTP Bank Plc	192,656

		566,750

	Indonesia - 2.38%
4,919,951	Adaro Energy Tbk PT	614,259
52,072	Gudang Garam Tbk PT	246,464
441,599	Hanjaya Mandala Sampoerna Tbk PT	125,265
197,235	Indofood Sukses Makmur Tbk PT	115,517
1,215,482	Kalbe Farma Tbk PT	136,215
177,812	Matahari Department Store Tbk PT	199,033
656,400	Surya Citra Media Tbk PT	135,753
1,167,838	Telekomunikasi Indonesia Persero Tbk PT	343,569
80,879	Unilever Indonesia Tbk PT	232,577
1,303,719	Waskita Karya Persero Tbk PT	245,837

		2,394,489

	Malaysia - 2.18%
482,887	AirAsia Bhd	246,171
310,472	Astro Malaysia Holdings Bhd	179,783
27,976	British American Tobacco Malaysia Bhd	278,139
293,412	DiGi.Com Bhd	315,912
437,220	Felda Global Ventures Holdings Bhd	150,779
67,006	Genting Bhd	119,319
148,258	HAP Seng Consolidated Bhd	292,410
100,451	Maxis Communications Bhd	133,689
27,452	Public Bank Bhd	120,676
691,771	SapuraKencana Petroleum Bhd (a)	248,594
35,201	Tenaga Nasional Bhd	108,989

		2,194,461

	Mexico - 3.53%
86,522	Alfa SAB de CV - Series A	107,100
570,545	America Movil SAB de CV - Series L	358,351
22,075	Arca Continental SAB de CV	114,839
449,294	Cemex SAB de CV (a)	359,354
17,078	Coca-Cola Femsa SAB de CV - Series L	108,253
14,700	El Puerto de Liverpool SAB de CV	106,050
58,424	Fomento Economico Mexicano SAB de CV	444,712
102,459	Gentera SAB de CV	164,787

25,451	Gruma SAB de CV - Series B 323,392
14,058	Grupo Aeroportuario del Pacifico SAB de CV - Series B	115,558
7,131	Grupo Aeroportuario del Sureste SAB de CV - Series B	102,653
168,733	Grupo Bimbo SAB de CV - Series A	381,589
39,714	Grupo Financiero Banorte SAB de CV - Series O	195,604
9,681	Industrias Penoles SAB de CV	179,468
86,163	Kimberly-Clark de Mexico SAB de CV - Series A	155,163
188,424	Wal-Mart de Mexico SAB de CV	337,224

		3,554,097

	Peru - 0.48%
16,556	Cia de Minas Buenaventura SAA - ADR	186,752
1,882	CREDICORP Ltd.	297,092

		483,844

	Philippines - 0.76%
104,062	Aboitiz Equity Ventures, Inc.	148,223
6,395	Globe Telecom, Inc.	193,928
1,189,505	Metro Pacific Investments Corp.	159,202
39,699	Security Bank Corp.	151,623
35,078	Universal Robina Corp.	115,221

		768,197

	Poland - 1.49%
4,779	CCC SA	232,274
15,043	Eurocash SA	141,350
38,396	Grupa Lotos SA (a)	350,508
11,440	Jastrzebska Spolka Weglowa SA (a)	182,753
174	LPP SA	235,704
11,140	Polski Koncern Naftowy Orlen SA	226,876
99,348	Polskie Gornictwo Naftowe i Gazownictwo SA	133,497

		1,502,962

	Qatar - 0.20%
7,211	Ooredoo QSC	201,402

	Republic of Korea - 13.75%
1,263	Amorepacific Corp.	335,687
2,112	AMOREPACIFIC Group	232,122
3,494	BGF retail Co., Ltd.	236,549
31,898	BNK Financial Group, Inc.	228,820
11,244	Cheil Worldwide, Inc.	146,210
4,346	Coway Co., Ltd.	317,671
10,113	Daewoo International Corp.	225,746
35,743	DGB Financial Group, Inc.	288,813
2,158	Dongbu Insurance Co., Ltd.	111,724
10,988	Hana Financial Group, Inc.	283,601
2,386	Hankook Tire Co., Ltd.	114,709
587	Hanmi Pharm Co., Ltd.	148,025
1,449	Hanssem Co., Ltd.	238,216
8,478	Hanwha Corp.	245,628
24,749	Hanwha Life Insurance Co., Ltd.	133,708
5,843	Hanwha Techwin Co., Ltd.	209,993
8,076	Hyundai Engineering & Construction Co., Ltd.	285,691
1,041	Hyundai Heavy Industries Co., Ltd. (a)	125,037
1,044	Hyundai Mobis Co., Ltd.	227,929
20,385	Industrial Bank of Korea	213,944
8,727	KB Financial Group, Inc.	308,408
3,343	Kia Motors Corp.	108,503
8,759	Korea Electric Power Corp.	319,511
10,976	Korea Gas Corp.	440,494
10,058	Korean Air Lines Co., Ltd. (a)	226,971
4,038	KT Corp.	98,247
4,150	LG Electronics, Inc.	177,173
531	LG Household & Health Care Ltd.	376,740
47,914	LG Uplus Corp.	454,124
624	Lotte Chemical Co.	190,159
899	Naver Corp.	575,700
2,736	POSCO	580,893
2,412	S-1 Corp.	175,150
2,723	Samsung Electronics Co., Ltd.	4,052,677
4,764	Shinhan Financial Group Co., Ltd.	178,656
5,490	SK Hynix, Inc.	202,010
3,742	SK Innovation Co., Ltd.	452,850
981	SK Telecom Co., Ltd.	181,820
37,917	Woori Bank	399,600

		13,849,509

	Russian Federation - 3.61%
124,536	Gazprom PAO - ADR	628,303
12,133	Lukoil PJSC - ADR	680,904
29,266	Mobile TeleSystems PJSC - ADR	266,613
39,683	Rosneft Oil Co. PJSC - GDR (c)	257,723
72,996	Sberbank of Russia PJSC	840,477
17,828	Sberbank of Russia PJSC - ADR	206,448
14,293	Severstal PJSC - GDR (c)	215,432
16,783	Sistema PJSC FC - GDR (c)	151,047
8,915	Tatneft PAO	366,847
507	Tatneft PAO - ADR	21,137

		3,634,931

	South Africa - 5.95%
18,731	AngloGold Ashanti Ltd. (a)	198,993
16,466	Barclays Africa Group Ltd.	202,108
2,639	Capitec Bank Holdings Ltd.	133,193
54,617	Coronation Fund Managers Ltd.	279,369
35,359	Exxaro Resources Ltd.	228,313
54,410	FirstRand Ltd.	209,958
47,355	Gold Fields Ltd.	143,212
16,826	Liberty Holdings Ltd.	135,048
19,915	Massmart Holdings Ltd.	182,942
25,646	Mr. Price Group Ltd.	297,472
6,932	Naspers Ltd. - N Shares	1,012,014
8,316	Nedbank Group Ltd.	143,940
57,012	Pick n Pay Stores Ltd.	264,425
10,980	Pioneer Foods Group Ltd.	123,098
48,768	Sappi Ltd.	318,142
15,975	Shoprite Holdings Ltd.	199,659
20,668	Standard Bank Group Ltd.	227,579
26,291	Steinhoff International Holdings NV	136,275
46,929	Telkom SA SOC Ltd.	251,612
24,851	The Bidvest Group Ltd.	327,222
14,064	The SPAR Group Ltd.	203,355
4,373	Tiger Brands Ltd.	126,417
27,942	Truworths International Ltd.	162,093
23,315	Vodacom Group Ltd.	258,294
43,825	Woolworths Holdings Ltd.	226,753

		5,991,486

	Taiwan - 11.97%
625,399	Acer, Inc.	252,689
40,671	Advantech Co., Ltd.	320,711
17,632	Catcher Technology Co., Ltd.	121,867
1,085,261	China Airlines Ltd.	312,519
100,969	Chunghwa Telecom Co., Ltd.	317,050
31,079	Delta Electronics, Inc.	152,788
19,985	Eclat Textile Co., Ltd.	208,087
448,589	Eva Airways Corp.	202,097
71,617	Far EasTone Telecommunications Co., Ltd.	160,998
69,847	Feng TAY Enterprise Co., Ltd.	258,694
68,729	Formosa Chemicals & Fibre Corp.	204,685
60,887	Formosa Petrochemical Corp.	210,703
40,978	Foxconn Technology Co., Ltd.	107,814
103,394	Fubon Financial Holding Co., Ltd.	162,985
353,550	Hon Hai Precision Industry Co., Ltd.	919,615
172,059	Inventec Corp.	117,374
2,581	Largan Precision Co., Ltd.	300,845
135,042	Lite-On Technology Corp.	203,083
18,648	MediaTek, Inc.	124,582
82,003	Micro-Star International Co., Ltd.	186,081
80,091	Nan Ya Plastics Corp.	176,418
44,520	Nien Made Enterprise Co., Ltd.	457,184
41,878	Novatek Microelectronics Corp.	137,636
64,216	Pegatron Corp.	152,772
107,426	Pou Chen Corp.	133,494
57,781	Powertech Technology, Inc.	155,055
65,925	President Chain Store Corp.	471,247
61,632	Quanta Computer, Inc.	114,845
69,764	Realtek Semiconductor Corp.	220,333
95,937	Standard Foods Corp.	227,288
48,927	Taiwan Mobile Co.	157,512
674,555	Taiwan Semiconductor Manufacturing Co., Ltd.	3,778,355
270,433	Uni-President Enterprises Corp.	445,907
74,239	Vanguard International Semiconductor Corp.	128,640

584,870	Wistron Corp.	450,733

		12,052,686

	Thailand - 2.21%
27,971	Advanced Info Service PCL	114,556
270,672	BEC World PCL - NVDR	125,310
25,077	Bumrungrad Hospital PCL	126,535
70,457	Central Pattana PCL - NVDR	111,366
20,961	Electricity Generating PCL	116,289
808,815	Home Product Center PCL - NVDR	229,867
55,228	KCE Electronics PCL	187,793
150,459	Minor International PCL	149,869
66,750	PTT Exploration & Production PCL	178,789
81,744	PTT Global Chemical PCL - NVDR	143,333
30,497	PTT PCL	315,761
97,635	Robinson Department Store PCL - NVDR	172,883
124,982	Thai Oil PCL	251,787

		2,224,138

	Turkey - 1.56%
18,362	Arcelik AS	110,284
21,806	BIM Birlesik Magazalar AS	302,604
217,844	Petkim Petrokimya Holding AS	228,268
6,604	Tupras Turkiye Petroleum Rafinerileri AS - Series C	132,334
55,209	Turkiye Halk Bankasi AS	145,886
145,482	Turkiye Is Bankasi - Series C	213,357
165,783	Turkiye Vakiflar Bankasi TAO	204,045
236,618	Yapi ve Kredi Bankasi AS (a)	229,581

		1,566,359

	United Arab Emirates - 0.24%
46,658	Emirates Telecommunications Group Co. PJSC	238,752

	Total Common Stocks (Cost $78,777,233)	85,516,115

	INVESTMENT COMPANIES - 9.43%
	China - 1.98%
46,971	iShares Core MSCI Emerging Markets ETF (b)	1,993,919

	India - 7.45%
279,804	iShares MSCI India ETF	7,501,545

	Total Investment Companies (Cost $10,067,001)	9,495,464

	PREFERRED STOCKS - 4.83%
	Brazil - 3.14%
59,365	Banco Bradesco SA - Preference Shares	527,915
11,207	Braskem SA - Series A - Preference Shares	117,641
81,555	Centrais Eletricas Brasileiras SA - Preference Shares (a)	647,680
7,397	Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	124,211
141,705	Cia Energetica de Minas Gerais - Preference Shares	334,709
15,942	Cia Paranaense de Energia - Series B - Preference Shares	133,562
81,960	Gerdau SA - Preference Shares	270,197
73,638	Itau Unibanco Holding SA - Preference Shares	763,772
52,857	Petroleo Brasileiro SA - Preference Shares (a)	240,326

		3,160,013

	Chile - 0.23%
8,067	Sociedad Quimica y Minera de Chile SA - Preference Shares	229,907

	Colombia - 0.17%
426,265	Grupo Aval Acciones y Valores SA - Preference Shares	172,522

	Republic of Korea - 1.29%
1,691	Amorepacific Corp. - Preference Shares	287,418
947	LG Household & Health Care Ltd. - Preference Shares	441,047
485	Samsung Electronics Co., Ltd. - Preference Shares	574,258

		1,302,723

	Total Preferred Stocks (Cost $3,326,873)	4,865,165

	SHORT TERM INVESTMENTS - 0.49%
	Money Market Funds - 0.49%
492,387	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (e)	492,387

	Total Short Term Investments (Cost $492,387)	492,387

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.90%
	Money Market Funds - 0.90%
910,675	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (e)	910,675

	Total Investments Purchased as Securities Lending Collateral (Cost $910,675)	910,675

Total Investments (Cost $93,574,169) - 100.57%	101,279,806
Liabilities in Excess of Other Assets - (0.57)%	(576,441)

TOTAL NET ASSETS - 100.00%	$100,703,365

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non -Voting Depositary Deceipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $624,202 which represents 0.62% of total net assets.
(d)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $563,151, which represents 0.56% of total net assets.
(e)	Seven-day yield as of December 31, 2016.

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2016

COMMON STOCKS
Aerospace & Defense	0.36%
Air Freight & Logistics	0.14%
Airlines	1.15%
Auto Components	0.34%
Automobiles	0.84%
Banks	12.52%
Beverages	1.33%
Capital Markets	0.82%
Chemicals	1.14%
Commercial Services & Supplies	0.17%
Construction & Engineering	0.53%
Construction Materials	0.36%
Consumer Finance	0.16%
Diversified Consumer Services	0.98%
Diversified Financial Services	0.70%
Diversified Telecommunication Services	2.68%
Electric Utilities	1.40%
Electronic Equipment, Instruments & Components	2.16%
Energy Equipment & Services	0.25%
Food & Staples Retailing	3.68%
Food Products	2.62%
Health Care Providers & Services	0.13%
Hotels, Restaurants & Leisure	0.60%
Household Durables	1.99%
Household Products	0.37%
Independent Power and Renewable Electricity Producers	0.29%
Industrial Conglomerates	1.11%
Insurance	2.26%
Internet & Direct Marketing Retail	0.26%
Internet Software & Services	8.13%
IT Services	0.11%
Machinery	0.12%
Media	1.59%
Metals & Mining	1.68%
Multiline Retail	0.98%
Oil, Gas & Consumable Fuels	7.50%
Paper & Forest Products	0.62%
Personal Products	0.91%
Pharmaceuticals	0.98%
Real Estate Management & Development	1.99%
Semiconductors & Semiconductor Equipment	8.74%
Specialty Retail	1.28%
Technology Hardware, Storage & Peripherals	2.01%
Textiles, Apparel & Luxury Goods	1.29%
Thrifts & Mortgage	0.28%
Tobacco	0.37%
Trading Companies & Distributors	0.22%

Transportation Infrastructure	0.22%
Water Utilities	0.33%
Wireless Telecommunication Services	4.23%

TOTAL COMMON STOCKS	84.92%

INVESTMENT COMPANIES
Exchange Traded Funds	9.43%

TOTAL INVESTMENT COMPANIES	9.43%

PREFERRED STOCKS
Banks	1.45%
Chemicals	0.35%
Electric Utilities	1.11%
Food & Staples Retailing	0.12%
Metals & Mining	0.27%
Oil, Gas & Consumable Fuels	0.24%
Personal Products	0.72%
Semiconductors & Semiconductor Equipment	0.57%

TOTAL PREFERRED STOCKS	4.83%

SHORT TERM INVESTMENTS
Money Market Funds	0.49%

TOTAL SHORT TERM INVESTMENTS	0.49%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	0.90%

TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	0.90%

TOTAL INVESTMENTS	100.57%
Liabilities in Excess of Other Assets	(0.57)%

TOTAL NET ASSETS	100.00%

Percentages are state as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$93,574,169

Gross unrealized appreciation	14,785,347
Gross unrealized depreciation	(7,079,710)

Net unrealized appreciation	$7,705,637

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	COMMON STOCKS - 88.58%
	Aerospace & Defense - 1.26%
709	AAR Corp. (a)	$23,432
595	Astronics Corp. (b)	20,135
1,770	BE Aerospace, Inc.	106,536
1,992	BWX Technologies, Inc. (a)	79,082
500	Cubic Corp.	23,975
988	Curtiss-Wright Corp.	97,180
1,748	DigitalGlobe, Inc. (b)	50,080
1,244	Ducommun, Inc. (b)	31,797
1,837	Engility Holdings, Inc. (a)(b)	61,907
598	Esterline Technologies Corp. (a)(b)	53,342
437	HEICO Corp.	33,715
532	HEICO Corp. - Class A	36,123
899	Huntington Ingalls Industries, Inc.	165,587
1,251	KLX, Inc. (b)	56,433
6,936	Kratos Defense & Security Solutions, Inc. (b)	51,326
693	Moog, Inc. - Class A (b)	45,516
1,195	Orbital ATK, Inc.	104,837
2,259	Spirit AeroSystems Holdings, Inc. - Class A	131,813
2,318	TASER International, Inc. (b)	56,188
700	Teledyne Technologies, Inc. (b)	86,100
947	Triumph Group, Inc.	25,095
1,673	Vectrus, Inc. (b)	39,901

		1,380,100

	Air Freight & Logistics - 0.30%
2,400	Air Transport Services Group, Inc. (b)	38,304
2,482	Echo Global Logistics, Inc. (b)	62,174
778	Forward Air Corp.	36,862
1,141	Hub Group, Inc. - Class A (b)	49,919
1,026	Park-Ohio Holdings Corp.	43,707
16,504	Radiant Logistics, Inc. (b)	64,366
893	XPO Logistics, Inc. (b)	38,542

		333,874

	Airlines - 0.42%
1,512	Alaska Air Group, Inc.	134,160
184	Allegiant Travel Co.	30,618
581	Copa Holdings SA - Class A (a)	52,772
1,770	Hawaiian Holdings, Inc. (b)	100,890
4,308	JetBlue Airways Corp. (b)	96,585
1,200	SkyWest, Inc.	43,740

		458,765

	Auto Components - 1.02%
1,700	American Axle & Manufacturing Holdings, Inc. (b)	32,810
1,065	Cooper Tire & Rubber Co.	41,375
567	Cooper-Standard Holding, Inc. (b)	58,616
1,754	Dana Holding Corp.	33,291
1,075	Dorman Products, Inc. (a)(b)	78,539
1,042	Drew Industries, Inc.	112,275
1,166	Fox Factory Holding Corp. (b)	32,357
3,185	Gentex Corp.	62,713
985	Gentherm, Inc. (b)	33,342
3,240	Goodyear Tire & Rubber Co.	100,019
2,222	Horizon Global Corp. (b)	53,328
1,439	Lear Corp.	190,480
1,305	Metaldyne Performance Group, Inc.	29,950
6,368	Spartan Motors, Inc.	58,904
1,181	Standard Motor Products, Inc.	62,853
2,913	Stoneridge, Inc. (b)	51,531
704	Tenneco, Inc. (a)(b)	43,979
337	WABCO Holdings, Inc. (b)	35,773

		1,112,135

	Automobiles - 0.17%
1,522	Thor Industries, Inc.	152,276

1,006	Winnebago Industries, Inc.	31,840

		184,116

	Banks - 6.59%
726	1st Source Corp.	32,423
1,035	Access National Corp.	28,732
833	ACNB Corp.	26,031
786	Allegiance Bancshares, Inc. (b)	28,414
784	Ameris Bancorp	34,182
1,124	Arrow Financial Corp.	45,522
2,314	Associated Banc-Corp.	57,156
1,100	Banco Latinoamericano de Comercio Exterior SA - Class E	32,384
929	BancorpSouth, Inc.	28,845
1,192	Bank Hawaii Corp.	105,719
439	Bank of the Ozarks, Inc. (a)	23,087
2,467	BankUnited, Inc.	92,981
1,089	Bankwell Financial Group, Inc.	35,393
600	Bar Harbor Bankshares	28,398
373	BOK Financial Corp. (a)	30,974
623	Bridge Bancorp, Inc.	23,612
701	C&F Financial Corp.	34,945
1,011	Camden National Corp.	44,939
680	Capital Bank Financial Corp. - Class A	26,690
1,621	Capital City Bank Group, Inc.	33,198
1,618	Cardinal Financial Corp.	53,054
1,089	Carolina Financial Corp.	33,530
2,872	Cascade Bancorp (b)	23,321
806	Cathay General Bancorp	30,652
1,300	CenterState Banks, Inc.	32,721
881	Central Pacific Financial Corp.	27,681
1,445	Central Valley Community Bancorp	28,842
497	Century Bancorp, Inc. - Class A	29,820
1,322	Chemical Financial Corp.	71,613
1,222	Citizens & Northern Corp.	32,016
587	City Holding Co.	39,681
1,400	CNB Financial Corp.	37,436
1,091	Codorus Valley Bancorp, Inc.	31,201
668	Columbia Banking System, Inc. (a)	29,846
2,443	Commerce Bancshares, Inc.	141,250
632	Community Bank Systems, Inc.	39,051
800	Community Trust Bancorp, Inc.	39,680
1,280	ConnectOne Bancorp, Inc.	33,216
1,066	CU Bancorp (b)	38,163
697	Cullen Frost Bankers, Inc.	61,496
1,666	Customers Bancorp, Inc. (b)	59,676
1,000	CVB Financial Corp.	22,930
503	Eagle Bancorp, Inc. (b)	30,658
2,785	East West Bancorp, Inc.	141,562
1,279	Enterprise Financial Services Corp.	54,997
3,371	F.N.B. Corp. (a)	54,037
800	Farmers Capital Bank Corp.	33,640
2,033	Farmers National Banc Corp.	28,869
800	FCB Financial Holdings, Inc. - Class A (b)	38,160
1,216	Fidelity Southern Corp.	28,783
1,064	Financial Institutions, Inc.	36,389
6,534	First BanCorp. (b)	43,190
1,382	First Bancorp	37,507
1,236	First Busey Corp.	38,044
1,459	First Business Financial Services, Inc.	34,607
161	First Citizens BancShares, Inc. - Class A	57,155
2,248	First Commonwealth Financial Corp.	31,877
1,300	First Community Bancshares, Inc.	39,182
1,635	First Financial Bancorp	46,516
1,552	First Financial Bankshares	70,150
532	First Financial Corp.	28,090
3,357	First Horizon National Corp.	67,174
904	First Internet Bancorp	28,928
980	First Interstate BancSystem, Inc. - Class A	41,699
805	First Merchants Corp.	30,308
816	First Mid-Illinois Bancshares, Inc.	27,744
1,084	First Midwest Bancorp, Inc.	27,349

700	Franklin Financial Network, Inc. (b)	29,295
3,916	Fulton Financial Corp.	73,621
708	German American Bancorp, Inc.	37,248
957	Glacier Bancorp, Inc. (a)	34,672
541	Great Southern Bancorp, Inc.	29,566
1,000	Hancock Holding Co.	43,100
1,199	Hanmi Financial Corp.	41,845
844	Heartland Financial U.S.A., Inc.	40,512
2,719	Heritage Commerce Corp.	39,235
1,084	Hilltop Holdings, Inc.	32,303
3,562	Home Bancshares, Inc.	98,917
859	Horizon Bancorp	24,052
17,203	Huntington Bancshares, Inc.	227,424
641	IBERIABANK Corp.	53,684
1,941	Independent Bank Corp.	42,120
1,540	International Bancshares Corp.	62,832
2,615	Investors Bancorp, Inc. (a)	36,479
2,249	Lakeland Bancorp, Inc.	43,856
1,050	Lakeland Financial Corp. (a)	49,728
1,210	LCNB Corp.	28,133
2,819	Macatawa Bank Corp.	29,346
1,100	MainSource Financial Group, Inc.	37,840
4,057	MBT Financial Corp.	46,047
1,152	Mercantile Bank Corp.	43,430
720	MidWestOne Financial Group, Inc.	27,072
776	MutualFirst Financial, Inc.	25,686
798	National Bankshares, Inc.	34,673
1,135	NBT Bancorp, Inc.	47,534
1,144	NorthRim Bancorp, Inc.	36,150
2,093	OFG Bancorp	27,418
1,155	Old Line Bancshares, Inc.	27,697
2,454	Old National Bancorp	44,540
2,325	Old Second Bancorp, Inc.	25,691
1,064	Orrstown Financial Services, Inc.	23,834
1,267	Pacific Continental Corp.	27,684
917	Pacific Premier Bancorp, Inc. (b)	32,416
1,169	PacWest Bancorp	63,640
502	Park National Corp.	60,069
2,696	Park Sterling Corp.	29,090
1,098	Peapack-Gladstone Financial Corp.	33,906
889	Peoples Bancorp, Inc.	28,857
1,110	People’s Utah Bancorp	29,804
3,359	Popular, Inc.	147,191
790	Preferred Bank	41,412
1,714	Premier Financial Bancorp, Inc.	34,447
1,232	PrivateBancorp, Inc.	66,762
879	Prosperity Bancshares, Inc.	63,095
1,076	QCR Holdings, Inc.	46,591
517	Renasant Corp.	21,828
756	Republic Bancorp, Inc. - Class A	29,892
785	S&T Bancorp, Inc.	30,646
952	Sandy Spring Bancorp, Inc.	38,070
2,420	ServisFirst Bancshares, Inc. (a)	90,605
1,493	Sierra Bancorp	39,699
792	Signature Bank (b)	118,958
479	Simmons First National Corp. - Class A	29,770
1,216	Southern First Bancshares, Inc. (b)	43,776
654	Southside Bancshares, Inc.	24,636
1,428	Southwest Bancorp, Inc.	41,412
2,098	Sterling Bancorp	49,093
1,261	Stock Yards Bancorp, Inc.	59,204
758	Stonegate Bank	31,631
1,820	Summit Financial Group, Inc. (a)	50,105
734	SVB Financial Group (a)(b)	125,998
2,289	Synovus Financial Corp.	94,032
2,951	TCF Financial Corp.	57,810
611	Texas Capital Bancshares, Inc. (a)(b)	47,902
1,473	The First Bancorp, Inc.	48,756
1,014	The First of Long Island Corp.	28,950
500	Tompkins Financial Corp. (a)	47,270

1,300	TowneBank	43,225
930	TriCo Bancshares	31,787
1,410	TriState Capital Holdings, Inc. (b)	31,161
1,224	Triumph Bancorp, Inc. (b)	32,008
1,715	Trustmark Corp. (a)	61,140
407	UMB Financial Corp.	31,388
2,276	Umpqua Holdings Corp.	42,743
1,661	Union Bankshares Corp.	59,364
981	Union Bankshares, Inc. (a)	44,586
1,281	United Community Banks, Inc.	37,943
1,351	Univest Corp. of Pennsylvania	41,746
2,243	Valley National Bancorp	26,109
600	Washington Trust Bancorp (a)	33,630
995	WashingtonFirst Bankshares, Inc.	28,857
1,523	West Bancorporation, Inc.	37,618
608	WestAmerica Bancorporation (a)	38,261
1,555	Western Alliance Bancorp (b)	75,744
814	Wintrust Financial Corp.	59,072
1,898	Xenith Bankshares, Inc. (b)	53,521
1,523	Yadkin Financial Corp.	52,178
2,646	Zions Bancorporation (a)	113,884

		7,203,668

	Beverages - 0.30%
432	Boston Beer Co., Inc. - Class A (a)(b)	73,375
351	Coca-Cola Bottling Co.	62,776
790	MGP Ingredients, Inc.	39,484
1,597	National Beverage Corp. (a)	81,575
5,412	Primo Water Corp. (b)	66,460

		323,670

	Biotechnology - 1.60%
2,347	Acorda Therapeutics, Inc. (b)	44,124
1,699	Alkermes Plc (b)	94,431
2,739	AMAG Pharmaceuticals, Inc. (a)(b)	95,317
2,535	ARIAD Pharmaceuticals, Inc. (a)(b)	31,535
9,500	Array BioPharma, Inc. (a)(b)	83,505
5,224	BioCryst Pharmaceuticals, Inc. (b)	33,068
396	Bluebird Bio, Inc. (a)(b)	24,433
3,000	ChemoCentryx, Inc. (b)	22,200
317	Eagle Pharmaceuticals, Inc. (b)	25,151
3,200	Emergent BioSolutions, Inc. (a)(b)	105,088
1,170	Enanta Pharmaceuticals, Inc. (a)(b)	39,195
1,592	Exact Sciences Corp. (a)(b)	21,269
3,034	Exelixis, Inc. (b)	45,237
3,037	Five Prime Therapeutics, Inc. (b)	152,184
2,375	Genomic Health, Inc. (b)	69,801
8,484	Insys Therapeutics, Inc. (a)(b)	78,053
1,502	Ironwood Pharmaceuticals, Inc. - Class A (b)	22,966
1,639	Lexicon Pharmaceuticals, Inc. (a)(b)	22,667
2,960	MediciNova, Inc. (b)	17,849
9,079	MiMedx Group, Inc. (a)(b)	80,440
6,530	Myriad Genetics, Inc. (b)	108,855
27,327	PDL BioPharma, Inc. (a)	57,933
7,706	PharmAthene, Inc. (b)	25,045
1,055	Sarepta Therapeutics, Inc. (b)	28,939
2,088	Seattle Genetics, Inc. (b)	110,184
192	TESARO, Inc. (a)(b)	25,820
1,491	United Therapeutics Corp. (a)(b)	213,854
2,913	Vanda Pharmaceuticals, Inc. (a)(b)	46,462
1,051	Xencor, Inc. (b)	27,662

		1,753,267

	Building Products - 1.41%
3,417	A. O. Smith Corp. (a)	161,795
2,327	AAON, Inc.	76,907
2,157	Allegion Plc	138,048
781	American Woodmark Corp. (b)	58,770
688	Apogee Enterprises, Inc. (a)	36,849
544	Armstrong World Industries, Inc. (a)(b)	22,739
4,743	Builders FirstSource, Inc. (b)	52,031
1,143	Continental Building Products, Inc. (b)	26,403
3,124	Fortune Brands Home & Security, Inc.	167,009

900	Insteel Industries, Inc.	32,076
1,083	Lennox International, Inc.	165,883
400	Masonite International Corp. (b)	26,320
2,376	NCI Building Systems, Inc. (b)	37,184
2,404	Owens Corning, Inc.	123,950
745	Patrick Industries, Inc. (b)	56,844
1,942	Ply Gem Holdings, Inc. (b)	31,558
1,492	Quanex Building Products Corp.	30,288
1,408	Simpson Manufacturing Co., Inc.	61,600
1,527	Trex Co., Inc. (a)(b)	98,339
848	Universal Forest Products, Inc.	86,649
1,925	USG Corp. (b)	55,594

		1,546,836

	Capital Markets - 1.99%
2,256	Artisan Partners Asset Management, Inc. - Class A (a)	67,116
8,124	BGC Partners, Inc. - Class A	83,108
1,654	Cohen & Steers, Inc.	55,574
1,771	Cowen Group, Inc. - Class A (a)(b)	27,450
300	Diamond Hill Investment Group, Inc.	63,114
2,528	E*TRADE Financial Corp. (b)	87,595
3,120	Eaton Vance Corp. (a)	130,666
825	Evercore Partners, Inc. - Class A (a)	56,677
3,177	Federated Investors, Inc. - Class B	89,846
904	Greenhill & Co., Inc.	25,041
1,675	Hennessy Advisors, Inc.	53,181
1,882	INTL. FCStone, Inc. (b)	74,527
3,462	Investment Technology Group	68,340
2,166	Janus Capital Group, Inc.	28,743
3,214	KCG Holdings, Inc. - Class A (b)	42,585
4,184	Lazard Ltd. - Class A - ADR	171,921
3,112	LPL Financial Holdings, Inc. (a)	109,574
1,379	Moelis & Co. - Class A	46,748
5,240	NorthStar Asset Management Group, Inc.	78,181
3,770	OM Asset Management Plc	54,665
600	Piper Jaffray Cos. (a)(b)	43,500
2,417	PJT Partners, Inc. - Class A (a)	74,637
5,786	Pzena Investment Management, Inc. - Class A	64,282
2,965	Raymond James Financial, Inc.	205,386
2,232	SEI Investments Co.	110,172
433	Stifel Financial Corp. (a)(b)	21,628
3,641	Virtu Financial, Inc. - Class A	58,074
4,874	Waddell & Reed Financial, Inc. - Class A (a)	95,092
593	Westwood Holdings Group, Inc.	35,574
4,912	WisdomTree Investments, Inc. (a)	54,720

		2,177,717

	Chemicals - 1.98%
775	A. Schulman, Inc.	25,924
1,355	Albemarle Corp.	116,638
2,491	American Vanguard Corp.	47,703
949	Ashland Global Holdings, Inc.	103,716
1,876	Axalta Coating Systems, Ltd. (b)	51,027
1,650	Cabot Corp.	83,391
633	Chase Corp.	52,887
666	Chemtura Corp. (b)	22,111
4,673	Codexis, Inc. (b)	21,496
1,858	FutureFuel Corp.	25,826
2,925	GCP Applied Technologies, Inc. (b)	78,244
1,290	H.B. Fuller Co. (a)	62,320
4,086	Huntsman Corp.	77,961
713	Ingevity Corp. (b)	39,115
745	Innophos Holdings, Inc.	38,934
974	Innospec, Inc.	66,719
1,910	KMG Chemicals, Inc.	74,280
1,206	Koppers Holdings, Inc. (b)	48,602
821	Minerals Technologies, Inc.	63,422
205	NewMarket Corp. (a)	86,887
3,320	Olin Corp.	85,025
3,500	OMNOVA Solutions, Inc. (b)	35,000
4,384	Platform Specialty Products Corp. (b)	43,007
1,162	PolyOne Corp.	37,231

404	Quaker Chemical Corp.	51,688
2,300	Rayonier Advanced Materials, Inc.	35,558
3,421	RPM International, Inc.	184,152
460	Sensient Technologies Corp.	36,147
400	Stepan Co.	32,592
2,074	The Chemours Company (a)	45,815
767	The Scotts Miracle-Gro Co. - Class A	73,287
1,560	Trinseo SA	92,508
3,430	Tronox, Ltd. - Class A	35,363
1,663	Valspar Corp.	172,303
333	W.R. Grace & Co.	22,524

		2,169,403

	Commercial Services & Supplies - 2.01%
1,528	ABM Industries, Inc.	62,404
4,285	ACCO Brands Corp. (b)	55,919
2,309	Aqua Metals, Inc. (a)(b)	30,271
12,575	ARC Document Solutions, Inc. (b)	63,881
2,243	Avery Dennison Corp.	157,503
920	Barrett Business Services, Inc.	58,972
761	Brinks Co.	31,391
3,491	Casella Waste Systems, Inc. - Class A (b)	43,323
2,396	CECO Environmental Corp.	33,424
510	Clean Harbors, Inc. (a)(b)	28,382
2,222	Comfort Systems U.S.A., Inc.	73,993
1,706	Copart, Inc. (a)(b)	94,529
1,680	Deluxe Corp.	120,305
2,143	Ennis, Inc.	37,181
629	G & K Services, Inc. - Class A	60,667
2,013	Healthcare Services Group, Inc. (a)	78,849
1,912	HNI Corp. (a)	106,919
3,731	InnerWorkings, Inc. (b)	36,750
3,464	Interface, Inc.	64,257
885	KAR Auction Services, Inc.	37,719
4,861	Kimball International, Inc. - Class B	85,359
2,509	Knoll, Inc.	70,076
713	McGrath RentCorp (a)	27,942
3,123	Miller Herman, Inc.	106,807
802	MSA Safety, Inc.	55,603
2,857	Pitney Bowes, Inc.	43,398
2,463	Quad/Graphics, Inc.	66,205
3,285	Rollins, Inc. (a)	110,967
1,208	SP Plus Corp. (b)	34,005
3,814	Steelcase, Inc. - Class A	68,271
3,075	Sykes Enterprises, Inc. (b)	88,745
1,551	Tetra Tech, Inc.	66,926
2,805	TRC Cos., Inc. (b)	29,733
610	Viad Corp.	26,901
1,456	West Corp.	36,051

		2,193,628

	Communications Equipment - 1.58%
2,839	ADTRAN, Inc.	63,452
1,084	Applied Optoelectronics, Inc. (a)(b)	25,409
883	Arista Networks, Inc. (b)	85,448
2,694	ARRIS International Plc (b)	81,170
1,584	Bel Fuse, Inc. - Class B	48,946
5,789	Black Box Corp.	88,282
10,151	Brocade Communications Systems, Inc.	126,786
6,352	Calix, Inc. (b)	48,910
3,967	Ciena Corp. (a)(b)	96,834
2,568	Clearfield, Inc. (b)	53,158
1,492	CommScope Holding Co., Inc. (b)	55,502
3,015	Digi International, Inc. (b)	41,456
22,488	Extreme Networks, Inc. (b)	113,115
1,722	Finisar Corp. (b)	52,125
4,628	Harmonic, Inc. (b)	23,140
3,753	Infinera Corp. (a)(b)	31,863
502	InterDigital, Inc.	45,858
4,240	Ixia (b)	68,264
4,359	KVH Industries, Inc. (b)	51,436
2,090	Lumentum Holdings, Inc. (b)	80,778

1,506	NETGEAR, Inc. (b)	81,851
861	NetScout Systems, Inc. (b)	27,122
6,300	Oclaro, Inc. (a)(b)	56,385
1,204	Plantronics, Inc.	65,931
8,419	ShoreTel, Inc. (b)	60,196
7,521	Sonus Networks, Inc. (b)	47,382
1,274	Ubiquiti Networks, Inc. (b)	73,637
4,465	Viavi Solutions, Inc. (b)	36,524

		1,730,960

	Construction & Engineering - 0.98%
2,451	AECOM (b)	89,119
2,006	Aegion Corp. (a)(b)	47,542
563	Argan, Inc.	39,720
1,563	Chicago Bridge & Iron Co. NV (a)	49,625
1,586	EMCOR Group, Inc.	112,225
718	Granite Construction, Inc.	39,490
4,826	HC2 Holdings, Inc. (b)	28,618
4,545	IES Holdings, Inc. (b)	87,037
2,680	Jacobs Engineering Group, Inc. (b)	152,760
1,997	KBR, Inc.	33,330
2,253	MasTec, Inc. (b)	86,177
802	MYR Group, Inc. (b)	30,219
2,183	NV5 Global, Inc. (b)	72,912
2,800	Orion Group Holdings, Inc. (b)	27,860
4,122	Quanta Services, Inc. (b)	143,652
1,284	Tutor Perini Corp. (a)(b)	35,952

		1,076,238

	Construction Materials - 0.07%
374	Eagle Materials, Inc. (a)	36,850
700	US Concrete, Inc. (a)(b)	45,850

		82,700

	Consumer Finance - 0.88%
343	Credit Acceptance Corp. (a)(b)	74,606
6,753	Enova International, Inc. (b)	84,750
1,995	EZCORP, Inc. - Class A (b)	21,247
1,111	FirstCash, Inc.	52,217
1,340	Green Dot Corp. - Class A (b)	31,557
13,376	Navient Corp.	219,768
1,688	Nelnet, Inc. - Class A	85,666
2,566	PRA Group, Inc. (b)	100,331
2,727	Regional Management Corp. (b)	71,665
6,432	Santander Consumer USA Holdings, Inc. (a)(b)	86,832
12,062	SLM Corp. (b)	132,923

		961,562

	Containers & Packaging - 0.87%
677	AEP Industries, Inc.	78,600
308	AptarGroup, Inc.	22,623
1,567	Bemis Co., Inc.	74,934
2,399	Berry Plastics Group, Inc. (a)(b)	116,903
2,274	Crown Holdings, Inc. (b)	119,544
4,158	Graphic Packaging Holding Co.	51,892
804	Greif, Inc. - Class A	41,253
363	Greif, Inc. - Class B	24,521
2,215	Myers Industries, Inc.	31,674
2,144	Owens-Illinois, Inc. (a)(b)	37,327
1,695	Packaging Corp. of America (a)	143,770
2,873	Sealed Air Corp.	130,262
1,483	Sonoco Products Co. (a)	78,154

		951,457

	Distributors - 0.06%
1,536	Core-Mark Holding Co., Inc.	66,156

	Diversified Consumer Services - 1.37%
4,057	American Public Education, Inc. (b)	99,599
7,353	Apollo Group, Inc. (b)	72,795
5,636	Bridgepoint Education, Inc. (a)(b)	57,093
1,149	Capella Education Co.	100,882
11,200	Career Education Corp. (b)	113,008
7,874	Chegg, Inc. (b)	58,110
3,069	Collectors Universe, Inc.	65,155
3,599	DeVry, Inc.	112,289

1,100	Grand Canyon Ed, Inc. (b)	64,295
3,931	H&R Block, Inc. (a)	90,374
1,275	Hillenbrand, Inc.	48,896
2,289	Houghton Mifflin Harcourt Co. (a)(b)	24,836
5,526	K12, Inc. (b)	94,826
1,747	Liberty Tax, Inc.	23,410
6,053	LifeLock, Inc. (b)	144,788
305	Matthews International Corp. - Class A	23,439
2,300	Regis Corp. (b)	33,396
856	Service Corp. International (a)	24,310
2,023	ServiceMaster Global Holdings, Inc. (b)	76,206
751	Sotheby’s (a)(b)	29,935
1,024	Strayer Education, Inc. (a)(b)	82,565
4,753	Weight Watchers International, Inc. (a)(b)	54,422

		1,494,629

	Diversified Financial Services - 0.65%
1,658	CBOE Holdings, Inc. (a)	122,510
1,400	Encore Capital Group, Inc. (b)	40,110
2,143	Fidelity National Financial, Inc. (b)	29,359
4,284	GAIN Capital Holdings, Inc.	28,189
1,084	MarketAxess Holdings, Inc.	159,261
2,507	MSCI, Inc.	197,502
3,683	Tiptree Financial, Inc. - Class A	22,650
1,726	World Acceptance Corp. (a)(b)	110,947

		710,528

	Diversified Telecommunication Services - 0.56%
4,975	8x8, Inc. (b)	71,143
1,123	Cincinnati Bell, Inc. (b)	25,099
1,318	Cogent Communications Group, Inc.	54,499
1,146	Consolidated Communications Holdings, Inc.	30,770
2,154	FairPoint Communications, Inc. (b)	40,280
6,224	Frontier Communications Corp. (a)	21,037
1,789	General Communication, Inc. - Class A (b)	34,796
976	Hawaiian Telcom Holdco, Inc. (b)	24,185
3,119	IDT Corp. - Class B (a)	57,826
1,399	Inteliquent, Inc.	32,065
995	Straight Path Communications, Inc. - Class B (a)(b)	33,741
18,694	Vonage Holdings Corp. (b)	128,054
1,773	Zayo Group Holdings, Inc. (b)	58,261

		611,756

	Electric Utilities - 0.90%
1,165	ALLETE, Inc.	74,781
642	El Paso Electric Co.	29,853
822	Empire District Electric Co.	28,022
9,218	Genie Energy Ltd. - Class B	53,004
4,063	Great Plains Energy, Inc.	111,123
1,775	Hawaiian Electric Industries, Inc. (a)	58,699
700	IDACORP, Inc.	56,385
538	MGE Energy, Inc.	35,131
3,626	OGE Energy Corp.	121,290
1,352	Pinnacle West Capital Corp.	105,497
1,116	PNM Resources, Inc.	38,279
1,198	Portland General Electric Co.	51,909
2,712	Spark Energy, Inc. - Class A (a)	82,174
600	Unitil Corp.	27,204
1,984	Westar Energy, Inc.	111,798

		985,149

	Electrical Equipment - 0.83%
1,581	Allied Motion Technologies, Inc.	33,818
771	AZZ, Inc.	49,267
1,418	Babcock & Wilcox Enterprises, Inc. (b)	23,525
622	Belden, Inc.	46,507
2,440	Brady Corp. - Class A	91,622
767	Encore Wire Corp.	33,249
1,776	Energous Corp. (a)(b)	29,926
722	EnerSys	56,388
680	Franklin Electric Co., Inc.	26,452
630	Generac Holdings, Inc. (a)(b)	25,666
2,151	General Cable Corp.	40,977
981	Hubbell, Inc.	114,483

1,216	II-VI, Inc. (b)	36,054
3,169	InvenSense, Inc. (b)	40,531
3,702	LSI Industries, Inc.	36,057
908	Powell Industries, Inc.	35,412
784	Regal Beloit Corp.	54,292
3,600	Vicor Corp. (b)	54,360
1,102	Woodward Governor Co.	76,093

		904,679

	Electronic Equipment, Instruments & Components - 2.39%
1,019	Anixter International, Inc. (b)	82,590
1,979	Arrow Electronics, Inc. (a)(b)	141,103
1,658	Avnet, Inc.	78,937
1,544	AVX Corp.	24,133
1,918	Benchmark Electronics, Inc. (b)	58,499
4,104	CDW Corp. (a)	213,777
1,963	Cognex Corp.	124,886
577	Coherent, Inc. (b)	79,271
5,417	Control4 Corp. (b)	55,254
3,790	Daktronics, Inc.	40,553
1,694	Dolby Laboratories, Inc. - Class A	76,552
6,787	Electro Scientific Industries (b)	40,179
800	Fabrinet (b)	32,240
968	FARO Technologies, Inc. (b)	34,848
5,164	Fitbit, Inc. - Class A (b)	37,801
1,302	FLIR Systems, Inc. (a)	47,119
2,648	Insight Enterprises, Inc. (b)	107,085
408	IPG Photonics Corp. (a)(b)	40,274
1,050	Itron, Inc. (b)	65,993
1,288	Jabil Circuit, Inc.	30,487
3,258	Keysight Technologies, Inc. (b)	119,145
306	Littelfuse, Inc.	46,442
1,100	Mercury Computer Systems (a)(b)	33,242
774	Methode Electronics, Inc.	32,005
460	MTS Systems Corp.	26,082
2,699	National Instruments Corp. (a)	83,183
2,000	Novanta, Inc. (b)	42,000
1,500	PC Connection, Inc.	42,135
1,135	Plexus Corp. (b)	61,335
10,273	Radisys Corp. (b)	45,509
375	Rogers Corp. (b)	28,804
2,126	Sanmina Corp. (b)	77,918
644	ScanSource, Inc. (b)	25,985
813	SYNNEX Corp.	98,389
1,030	Tech Data Corp. (b)	87,220
5,123	Trimble Navigation Ltd. (b)	154,459
3,500	TTM Technologies, Inc. (a)(b)	47,705
394	Universal Display Corp. (a)(b)	22,182
3,404	Vishay Intertechnology, Inc. (a)	55,145
1,577	Vishay Precision Group, Inc. (b)	29,805
471	Zebra Technologies Corp. - Class A (b)	40,393

		2,610,664

	Energy Equipment & Services - 1.31%
3,792	Archrock, Inc.	50,054
4,176	Atwood Oceanics, Inc. (a)	54,831
6,756	Dawson Geophysical Co. (b)	54,318
1,833	Diamond Offshore Drilling, Inc. (a)(b)	32,444
605	Dril-Quip, Inc. (b)	36,330
7,202	Ensco Plc - Class A	70,003
4,550	Era Group, Inc. (b)	77,213
2,948	Fairmount Santrol Holdings, Inc. (b)	34,757
2,561	FMC Technologies, Inc. (b)	90,992
2,300	Forum Energy Technologies, Inc. (a)(b)	50,600
2,280	Helix Energy Solutions Group, Inc. (b)	20,110
1,213	Matrix Service Co. (b)	27,535
3,472	Nabors Industries, Ltd.	56,941
1,371	Natural Gas Services Group, Inc. (b)	44,078
2,817	Newpark Resources, Inc. (a)(b)	21,128
7,378	Noble Corp. Plc (a)	43,678
1,900	Oceaneering International, Inc.	53,599
1,300	Oil States International, Inc. (b)	50,700

13,682	Parker Drilling Co. (b)	35,573
2,968	Patterson-UTI Energy, Inc. (a)	79,899
1,826	RigNet, Inc. (b)	42,272
3,414	Rowan Cos., Inc. - Class A (b)	64,490
2,044	RPC, Inc. (a)	40,492
15,976	Seadrill, Ltd. (a)(b)	54,478
2,900	Superior Energy Services, Inc.	48,952
5,479	Tetra Technologies, Inc. (b)	27,505
11,009	Tidewater, Inc. (b)	37,541
5,469	Transocean, Ltd. - ADR (a)(b)	80,613
958	US Silica Holdings, Inc. (a)	54,299

		1,435,425

	Food & Staples Retailing - 1.04%
1,070	Casey’s General Stores, Inc. (a)	127,202
1,135	Ingles Markets, Inc. - Class A	54,594
4,287	Natural Grocers by Vitamin Cottage, Inc. (b)	50,972
2,457	Performance Food Group Co. (b)	58,968
528	PriceSmart, Inc.	44,088
21,245	Rite Aid Corp. (a)(b)	175,059
2,848	SpartanNash Co.	112,610
4,759	Sprouts Farmers Market, Inc. (a)(b)	90,040
13,897	SUPERVALU, Inc. (a)(b)	64,899
3,825	The Chefs’ Warehouse, Inc. (b)	60,435
2,234	United Natural Foods, Inc. (a)(b)	106,606
1,281	US Foods Holding Corp. (b)	35,202
2,428	Village Super Market, Inc. - Class A	75,025
1,200	Weis Markets, Inc.	80,208

		1,135,908

	Food Products - 1.62%
1,003	Alico, Inc.	27,231
503	B&G Foods, Inc.	22,031
2,923	Blue Buffalo Pet Products, Inc. (a)(b)	70,269
708	Cal Maine Foods, Inc. (a)	31,276
3,474	Darling International, Inc. (b)	44,849
6,617	Dean Foods Co.	144,118
1,493	Farmer Brothers Co. (b)	54,793
5,415	Flowers Foods, Inc. (a)	108,138
1,214	Fresh Del Monte Produce, Inc.	73,605
2,944	Freshpet, Inc. (b)	29,882
1,692	Ingredion, Inc.	211,432
389	J&J Snack Foods Corp.	51,904
660	John B. Sanfilippo & Son, Inc. (a)	46,457
722	Lancaster Colony Corp.	102,084
2,686	Lifeway Foods, Inc. (b)	30,916
1,767	Omega Protein Corp. (b)	44,263
1,227	Pilgrim’s Pride Corp.	23,301
1,303	Pinnacle Foods, Inc.	69,645
1,549	Post Holdings, Inc. (a)(b)	124,524
900	Sanderson Farms, Inc. (a)	84,816
1,208	Seneca Foods Corp. - Class A (b)	48,380
1,087	Snyder’s-Lance, Inc. (a)	41,676
1,019	The Hain Celestial Group, Inc. (a)(b)	39,772
826	Tootsie Roll Industries, Inc. (a)	32,834
1,010	TreeHouse Foods, Inc. (a)(b)	72,912
2,472	WhiteWave Foods Co. (b)	137,443

		1,768,551

	Gas Utilities - 0.77%
1,334	Atmos Energy Corp.	98,916
1,235	Delta Natural Gas Co., Inc.	36,223
549	National Fuel Gas Co.	31,095
1,390	New Jersey Resources Corp. (a)	49,345
1,328	Northwest Natural Gas Co. (a)	79,414
1,261	ONE Gas, Inc.	80,654
989	South Jersey Industries, Inc.	33,319
1,269	Southwest Gas Corp.	97,231
953	Spire, Inc.	61,516
4,875	UGI Corp.	224,640
600	WGL Holdings, Inc.	45,768

		838,121

	Health Care Equipment & Supplies - 3.82%
909	Abaxis, Inc.	47,968
1,296	ABIOMED, Inc. (a)(b)	146,033
972	Alere, Inc. (b)	37,879
2,007	Align Technology, Inc. (a)(b)	192,933
303	Analogic Corp.	25,134
3,112	AngioDynamics, Inc. (b)	52,499
511	Anika Therapeutics, Inc. (b)	25,019
1,564	AtriCure, Inc. (b)	30,608
100	Atrion Corp.	50,720
3,077	AxoGen, Inc. (b)	27,693
1,192	Cantel Medical Corp.	93,870
3,459	Cardiovascular Systems, Inc. (b)	83,742
2,300	CryoLife, Inc. (b)	44,045
3,910	Cutera, Inc. (b)	67,839
1,081	Cynosure, Inc. - Class A (b)	49,294
2,192	DexCom, Inc. (a)(b)	130,862
2,230	Entellus Medical, Inc. (a)(b)	42,303
2,680	Exactech, Inc. (b)	73,164
3,536	GenMark Diagnostics, Inc. (b)	43,281
1,898	Glaukos Corp. (b)	65,101
1,993	Globus Medical, Inc. - Class A (a)(b)	49,446
1,166	Haemonetics Corp. (b)	46,873
1,628	Halyard Health, Inc. (a)(b)	60,203
1,294	Hill-Rom Holdings, Inc. (a)	72,645
4,264	Hologic, Inc. (b)	171,072
200	ICU Med, Inc. (a)(b)	29,470
2,250	IDEXX Laboratories, Inc. (b)	263,858
1,135	Inogen, Inc. (a)(b)	76,238
2,553	Insulet Corp. (a)(b)	96,197
592	Integra Lifesciences Holdings (b)	50,788
7,210	iRadimed Corp. (b)	80,031
4,197	IRIDEX Corp. (b)	59,010
1,652	K2M Group Holdings, Inc. (b)	33,106
3,800	LeMaitre Vascular, Inc.	96,292
2,041	Masimo Corp. (b)	137,563
2,917	Meridian Bioscience, Inc.	51,631
1,179	Merit Medical Systems, Inc. (b)	31,244
1,424	Natus Medical, Inc. (a)(b)	49,555
391	Neogen Corp. (b)	25,806
1,472	NuVasive, Inc. (a)(b)	99,154
3,356	NxStage Medical, Inc. (b)	87,961
9,635	OraSure Technologies, Inc. (b)	84,595
2,392	Orthofix International NV (b)	86,543
1,754	Oxford Immunotec Global Plc (b)	26,222
1,078	Penumbra, Inc. (a)(b)	68,776
2,724	ResMed, Inc.	169,024
11,041	RTI Surgical, Inc. (b)	35,883
8,212	STAAR Surgical Co. (b)	89,100
1,468	SurModics, Inc. (b)	37,287
2,855	Tactile Systems Technology, Inc. (b)	46,851
565	Teleflex, Inc. (a)	91,050
454	The Cooper Companies, Inc.	79,418
2,123	The Spectranetics Corp. (b)	52,014
444	Utah Medical Products, Inc.	32,301
1,600	Vascular Solutions, Inc. (b)	89,760
1,115	West Pharmaceutical Services, Inc. (a)	94,585
2,125	Zeltiq Aesthetics, Inc. (b)	92,480

		4,174,019

	Health Care Providers & Services - 2.39%
1,042	Addus HomeCare Corp. (b)	36,522
2,086	Almost Family, Inc. (b)	91,993
2,409	Amedisys, Inc. (b)	102,696
1,262	American Renal Associates Holdings, Inc. (b)	26,855
2,010	AMN Healthcare Services, Inc. (b)	77,285
4,533	BioTelemetry, Inc. (b)	101,313
577	Chemed Corp. (a)	92,557
1,870	Civitas Solutions, Inc. (b)	37,213
5,203	Community Health Systems, Inc. (b)	29,085
1,448	CorVel Corp. (b)	52,997
6,563	Cross Country Healthcare, Inc. (b)	102,448

1,864	Envision Healthcare Corp. (a)(b)	117,973
1,020	HealthEquity, Inc. (b)	41,330
1,527	HealthSouth Corp. (a)	62,973
1,627	Healthways, Inc. (b)	37,014
2,244	HMS Holdings Corp. (b)	40,751
3,194	Kindred Healthcare, Inc.	25,073
820	Landauer, Inc.	39,442
1,900	LHC Group, Inc. (b)	86,830
1,191	LifePoint Hospitals, Inc. (a)(b)	67,649
799	Magellan Health Services, Inc. (b)	60,125
1,302	MEDNAX, Inc. (b)	86,791
1,457	Molina Healthcare, Inc. (a)(b)	79,057
1,763	National Research Corp. - Class A	33,497
25,993	Nobilis Health Corp. (a)(b)	54,585
2,539	Owens & Minor, Inc.	89,601
1,418	Patterson Cos., Inc.	58,181
2,473	PerkinElmer, Inc. (a)	128,967
1,519	PharMerica Corp. (b)	38,203
815	Premier, Inc. - Class A (b)	24,743
8,486	Quorum Health Corp. (b)	61,693
6,707	RadNet, Inc. (b)	43,260
4,735	Select Medical Holdings Corp. (a)(b)	62,739
1,215	Surgical Care Affiliates, Inc. (a)(b)	56,218
515	Team Health Holdings, Inc. (b)	22,377
2,635	Tenet Healthcare Corp. (b)	39,103
2,522	Triple-S Management Corp. - Class B (b)	52,205
2,065	Trupanion, Inc. (a)(b)	32,049
372	US Physical Therapy, Inc.	26,114
1,192	VCA, Inc. (b)	81,831
1,536	WellCare Health Plans, Inc. (a)(b)	210,555

		2,611,893

	Health Care Technology - 0.38%
4,680	Allscripts Healthcare Solutions, Inc. (a)(b)	47,783
834	athenahealth, Inc. (a)(b)	87,712
1,388	Medidata Solutions, Inc. (a)(b)	68,942
869	Omnicell, Inc. (b)	29,459
3,700	Quality Systems, Inc. (b)	48,655
2,350	Veeva Systems, Inc. - Class A (a)(b)	95,645
2,347	Vocera Communications, Inc. (a)(b)	43,396

		421,592

	Hotels, Restaurants & Leisure - 2.17%
4,002	Aramark	142,952
75	Biglari Holdings, Inc. (b)	35,490
614	BJ’s Restaurants, Inc. (b)	24,130
2,135	Bloomin’ Brands, Inc. (a)	38,494
2,440	Boyd Gaming Corp. (b)	49,215
1,253	Brinker International, Inc.	62,061
397	Buffalo Wild Wings, Inc. (b)	61,297
2,918	Caesars Acquisition Co. - Class A (b)	39,393
3,818	Caesars Entertainment Corp. (b)	32,453
5,900	Callaway Golf Co.	64,664
1,700	Carrols Restaurant Group, Inc. (b)	25,925
3,294	Century Casinos, Inc. (b)	27,110
504	Cheesecake Factory, Inc. (a)	30,180
801	Choice Hotels International, Inc.	44,896
208	Churchill Downs, Inc.	31,294
186	Cracker Barrel Old Country Store, Inc. (a)	31,058
1,563	Del Frisco’s Restaurant Group, Inc. (b)	26,571
1,582	Del Taco Restaurants, Inc. (a)(b)	22,338
3,398	Denny’s Corp. (b)	43,596
1,417	Domino’s Pizza, Inc. (a)	225,643
853	Dunkin’ Brands Group, Inc. (a)	44,731
2,525	Eldorado Resorts, Inc. (b)	42,799
978	Fiesta Restaurant Group, Inc. (b)	29,193
1,906	Fogo De Chao, Inc. (b)	27,351
2,022	Golden Entertainment, Inc.	24,486
417	Hyatt Hotels Corp. - Class A (b)	23,043
628	International Speedway Corp. - Class A	23,110
1,502	Intrawest Resorts Holdings, Inc. (b)	26,811
2,100	Isle of Capri Casinos, Inc. (b)	51,849

736	Jack in the Box, Inc. (a)	82,167
3,356	Jamba, Inc. (a)(b)	34,567
2,240	La Quinta Holdings, Inc. (b)	31,830
1,259	Marcus Corp.	39,659
330	Marriott Vacations Worldwide Corp.	28,001
1,143	Nathan’s Famous, Inc. (b)	74,181
431	Panera Bread Co. - Class A (a)(b)	88,394
1,092	Papa John’s International, Inc. (a)	93,453
2,120	Penn National Gaming, Inc. (b)	29,235
1,882	Pinnacle Entertainment, Inc. (b)	27,289
969	Popeyes Louisiana Kitchen, Inc. (b)	58,605
4,980	Potbelly Corp. (a)(b)	64,242
7,492	Ruby Tuesday, Inc. (b)	24,199
2,500	Ruth’s Hospitality Group, Inc.	45,750
875	Six Flags Entertainment Corp.	52,465
1,187	Sonic Corp.	31,467
1,800	Speedway Motorsports, Inc.	39,006
800	Texas Roadhouse, Inc. (a)	38,592
1,941	The Wendy’s Co.	26,242
442	Vail Resorts, Inc.	71,299
1,398	Wingstop, Inc.	41,367

		2,374,143

	Household Durables - 1.74%
2,898	Bassett Furniture Industries, Inc.	88,099
3,163	Beazer Homes USA, Inc. (b)	42,068
300	Cavco Industries, Inc. (b)	29,955
1,045	CSS Industries, Inc.	28,288
2,290	Ethan Allen Interiors, Inc.	84,386
1,189	Flexsteel Industries, Inc.	73,326
5,378	GoPro, Inc. - Class A (a)(b)	46,842
1,104	Harman International Industries, Inc.	122,721
899	Helen of Troy, Ltd. (b)	75,921
1,300	Hooker Furniture Corp.	49,335
12,219	Hovnanian Enterprises, Inc. (b)	33,358
2,076	Installed Building Products, Inc. (b)	85,739
2,355	iRobot Corp. (a)(b)	137,650
3,255	KB Home (a)	51,461
3,618	La-Z-Boy, Inc.	112,339
2,036	Leggett & Platt, Inc. (a)	99,520
2,027	Lennar Corp. - Class A (a)	87,019
638	Lennar Corp. - Class B	22,011
809	LGI Homes, Inc. (a)(b)	23,243
1,643	Libbey, Inc.	31,973
4,145	Lifetime Brands, Inc.	73,574
74	NVR, Inc. (b)	123,506
1,330	Pulte Homes, Inc. (a)	24,445
1,180	Tempur Sealy International, Inc. (a)(b)	80,570
1,016	Toll Brothers, Inc. (b)	31,496
623	TopBuild Corp. (b)	22,179
2,777	Tri Pointe Group, Inc. (a)(b)	31,880
2,112	Tupperware Brands Corp.	111,133
400	Universal Electronics, Inc. (b)	25,820
7,538	ZAGG, Inc. (b)	53,520

		1,903,377

	Household Products - 0.49%
2,211	Central Garden & Pet Co. (a)(b)	73,162
3,759	Central Garden & Pet Co. - Class A (b)	116,153
1,804	Energizer Holdings, Inc.	80,477
4,272	HRG Group, Inc. (b)	66,472
1,034	Oil-Dri Corp. of America	39,509
537	Spectrum Brands Holdings, Inc. (a)	65,691
776	WD-40 Co. (a)	90,715

		532,179

	Independent Power and Renewable Electricity Producers - 0.54%
38,845	Atlantic Power Corp. (b)	97,112
9,447	Calpine Corp. (a)(b)	107,979
6,148	Dynegy, Inc. (b)	52,012
9,757	NRG Energy, Inc.	119,621
5,052	NRG Yield, Inc. - Class A	77,599
6,300	NRG Yield, Inc. - Class C	99,540
747	Ormat Technologies, Inc.	40,054

		593,917

	Industrial Conglomerates - 0.31%
1,218	Carlisle Companies, Inc.	134,333
6,240	McDermott International, Inc. (b)	46,114
650	Otter Tail Corp.	26,520
1,060	Raven Industries, Inc.	26,712
9	Seaboard Corp. (b)	35,568
430	Standex International Corp.	37,775
1,183	Tredegar Corp.	28,392

		335,414

	Insurance - 4.13%
254	Alleghany Corp. (b)	154,462
811	Allied World Assurance Co. Holdings, Ltd.	43,559
2,870	Ambac Financial Group, Inc. (b)	64,575
1,252	American Equity Investment Life Holding Co.	28,220
1,326	American Financial Group, Inc.	116,847
290	American National Insurance Co.	36,137
1,119	AMERISAFE, Inc.	69,770
3,604	AmTrust Financial Services, Inc. (a)	98,678
2,059	Arch Capital Group, Ltd. - ADR (b)	177,671
962	Argo Group International Holdings, Ltd.	63,396
4,261	Arthur J. Gallagher & Co.	221,402
1,146	Aspen Insurance Holdings, Ltd.	63,030
1,340	Assurant, Inc.	124,432
5,412	Assured Guaranty, Ltd.	204,411
1,685	Atlas Financial Holdings, Inc. (b)	30,414
1,935	Axis Capital Holdings, Ltd.	126,297
854	Baldwin & Lyons, Inc. - Class B	21,521
1,201	Blue Capital Reinsurance Holdings Ltd.	22,158
2,715	Brown & Brown, Inc.	121,795
2,083	CNO Financial Group, Inc.	39,889
1,360	Donegal Group, Inc. - Class A	23,773
2,116	eHealth, Inc. (b)	22,535
960	EMC Insurance Group, Inc.	28,810
1,373	Employers Holdings, Inc.	54,371
1,150	Endurance Specialty Holdings, Ltd.	106,260
988	Erie Indemnity Co. - Class A	111,101
961	Everest Re Group, Ltd.	207,960
457	FBL Financial Group, Inc. - Class A (a)	35,715
2,163	Federated National Holding Co. - Class C	40,426
2,655	First American Financial Corp.	97,253
716	Global Indemnity Ltd. (b)	27,358
1,574	HCI Group, Inc. (a)	62,142
3,882	Heritage Insurance Holdings, Inc.	60,831
574	Horace Mann Educators Corp.	24,567
300	Infinity Property & Casualty Corp.	26,370
245	Investors Title Co.	38,754
600	James River Group Holdings, Ltd.	24,930
3,500	Maiden Holdings, Ltd. (a)	61,075
3,083	MBIA, Inc. (a)(b)	32,988
1,434	National General Holdings Corp.	35,836
101	National Western Life Group, Inc. - Class A	31,391
400	Navigators Group, Inc.	47,100
4,213	Old Republic International Corp.	80,047
1,933	Primerica, Inc.	133,667
381	ProAssurance Corp.	21,412
1,299	Reinsurance Group of America	163,453
1,013	RenaissanceRe Holdings, Ltd.	137,991
1,339	RLI Corp. (a)	84,531
319	Safety Insurance Group, Inc.	23,510
2,100	Selective Insurance Group, Inc.	90,405
2,571	State National Cos., Inc.	35,634
523	Stewart Information Services Corp.	24,100
555	The Hanover Insurance Group, Inc.	50,511
3,336	Torchmark Corp.	246,063
469	United Fire Group, Inc.	23,061
2,370	United Insurance Holdings Corp.	35,882
3,166	Universal Insurance Holdings, Inc. (a)	89,914
2,369	W.R. Berkley Corp. (a)	157,562
99	White Mountains Insurance Group, Ltd. - ADR	82,769

		4,510,722

	Internet & Direct Marketing Retail - 0.80%
7,579	1-800-Flowers.Com, Inc. - Class A (b)	81,095
2,011	Blue Nile, Inc.	81,707
2,926	Etsy, Inc. (b)	34,468
2,443	FTD Cos., Inc. (b)	58,241
17,469	Groupon, Inc. (a)(b)	57,997
1,850	HSN, Inc.	63,455
2,234	Lands’ End, Inc. (a)(b)	33,845
2,470	Nutrisystem, Inc. (a)	85,586
3,295	Overstock.com, Inc. (b)	57,663
3,690	PetMed Express, Inc.	85,128
1,775	Shutterfly, Inc. (b)	89,070
342	Stamps.com, Inc. (a)(b)	39,210
3,200	Travelport Worldwide, Ltd.	45,120
1,796	Wayfair, Inc. - Class A (a)(b)	62,950

		875,535

	Internet Software & Services - 2.71%
1,771	2U, Inc. (a)(b)	53,396
10,117	Aerohive Networks, Inc. (b)	57,667
2,306	Alarm.com Holdings, Inc. (b)	64,176
2,212	Amber Road, Inc. (b)	20,085
10,776	Angie’s List, Inc. (b)	88,686
2,250	Appfolio, Inc. - Class A (a)(b)	53,662
3,483	Autobytel, Inc. (b)	46,846
5,618	Bankrate, Inc. (b)	62,079
5,242	Bazaarvoice, Inc. (b)	25,424
4,181	Blucora, Inc. (b)	61,670
3,881	Box, Inc. - Class A (b)	53,791
7,536	Brightcove, Inc. (b)	60,665
924	BroadSoft, Inc. (a)(b)	38,115
5,633	Carbonite, Inc. (b)	92,381
8,239	Care.com, Inc. (b)	70,608
3,925	ChannelAdvisor Corp. (b)	56,324
1,204	Cimpress NV (b)	110,298
1,355	comScore, Inc. (b)	42,791
2,064	Cornerstone OnDemand, Inc. (b)	87,328
117	CoStar Group, Inc. (b)	22,053
12,468	DHI Group, Inc. (b)	77,925
17,013	EarthLink Holdings Corp.	95,953
7,700	Five9, Inc. (b)	109,263
751	GrubHub, Inc. (a)(b)	28,253
1,900	IAC/InterActiveCorp (a)(b)	123,101
1,654	Instructure, Inc. (b)	32,336
5,615	Intralinks Holdings, Inc. (b)	75,915
782	j2 Global, Inc. (a)	63,968
7,350	Liquidity Services, Inc. (b)	71,662
2,732	LivePerson, Inc. (b)	20,627
894	LogMeIn, Inc. (a)	86,316
10,174	Marchex, Inc. - Class B (b)	26,961
1,583	Match Group, Inc. (a)(b)	27,069
6,052	MeetMe, Inc. (b)	29,836
2,056	MINDBODY, Inc. - Class A (a)(b)	43,793
1,507	New Relic, Inc. (a)(b)	42,573
3,276	NIC, Inc.	78,296
5,816	Pandora Media, Inc. (a)(b)	75,841
4,749	Quotient Technology, Inc. (b)	51,052
6,622	RetailMeNot, Inc. (b)	61,585
3,389	Rightside Group, Ltd. (b)	28,027
1,237	Shutterstock, Inc. (b)	58,782
518	SPS Commerce, Inc. (b)	36,203
6,343	TechTarget, Inc. (b)	54,106
6,500	TrueCar, Inc. (b)	81,250
2,469	Web.com Group, Inc. (b)	52,219
560	WebMD Health Corp. (b)	27,759
4,616	Xactly Corp. (b)	50,776
2,769	XO Group, Inc. (b)	53,857
2,570	Yelp, Inc. - Class A (b)	97,994
913	Zillow Group, Inc. - Class C (b)	33,297

		2,964,640

	IT Services - 2.48%
2,658	Acxiom Corp. (b)	71,234
6,122	ALJ Regional Holdings, Inc. (b)	26,876
833	Black Knight Financial Services, Inc. - Class A (b)	31,487
3,176	Blackhawk Network Holdings, Inc. (b)	119,656
2,453	Booz Allen Hamilton Holding Corp. - Class A	88,480
2,475	Broadridge Financial Solutions, Inc.	164,093
903	CACI International, Inc. - Class A (b)	112,243
1,277	Cardtronics Plc - Class A (b)	69,686
4,400	Convergys Corp.	108,064
1,646	CoreLogic, Inc. (b)	60,622
2,167	CSG Systems International, Inc.	104,883
5,974	Datalink Corp. (b)	67,267
400	DST Systems, Inc.	42,860
952	EPAM Systems, Inc. (b)	61,223
933	Euronet Worldwide, Inc. (a)(b)	67,577
1,315	EVERTEC, Inc.	23,341
800	ExlService Holdings, Inc. (b)	40,352
1,489	Forrester Research, Inc.	63,953
1,360	Gartner, Inc. (b)	137,455
3,660	Genpact, Ltd. (b)	89,084
12,181	Information Services Group, Inc. (b)	44,339
1,482	Leidos Holdings, Inc.	75,789
17,871	Lionbridge Technologies, Inc. (b)	103,652
1,980	ManTech International Corp. - Class A	83,655
1,500	Maximus, Inc.	83,685
3,075	NCI, Inc. - Class A	42,896
3,007	NeuStar, Inc. - Class A (b)	100,434
2,675	Perficient, Inc. (a)(b)	46,786
5,355	PFSweb, Inc. (b)	45,518
19,183	Planet Payment, Inc. (b)	78,267
1,400	Science Applications International Corp. (a)	118,720
3,623	Square, Inc. - Class A (a)(b)	49,381
1,727	Teletech Holdings, Inc.	52,674
4,946	The Hackett Group, Inc.	87,346
3,754	Unisys Corp. (a)(b)	56,122
1,399	VeriFone Holdings, Inc. (a)(b)	24,804
617	WEX, Inc. (b)	68,857

		2,713,361

	Leisure Products - 0.77%
1,644	Brunswick Corp.	89,664
8,356	JAKKS Pacific, Inc. (a)(b)	43,033
2,512	Johnson Outdoors, Inc. - Class A	99,701
1,342	Malibu Boats, Inc. - Class A (b)	25,605
2,523	Marine Products Corp.	34,994
4,608	MCBC Holdings, Inc.	67,185
3,504	Nautilus, Inc. (b)	64,824
1,018	Polaris Industries, Inc. (a)	83,873
1,342	Pool Corp. (a)	140,024
3,523	Smith & Wesson Holding Corp. (a)(b)	74,265
1,241	Sturm, Ruger & Company, Inc. (a)	65,401
1,314	Vista Outdoor, Inc. (b)	48,487

		837,056

	Life Sciences Tools & Services - 1.12%
261	Bio-Rad Laboratories, Inc. - Class A (b)	47,575
387	Bio-Techne Corp. (a)	39,795
4,070	Bruker Corp.	86,203
613	Cambrex Corp. (b)	33,071
1,282	Charles River Laboratories (b)	97,676
18,816	ChromaDex Corp. (a)(b)	62,281
18,974	Enzo Biochem, Inc. (b)	131,680
957	INC Research Holdings, Inc. - Class A (b)	50,338
3,447	Luminex Corp. (b)	69,733
1,062	Medpace Holdings, Inc. (b)	38,306
1,765	NanoString Technologies, Inc. (b)	39,359
1,076	PAREXEL International Corp. (b)	70,715
1,225	PRA Health Sciences, Inc. (b)	67,522
2,641	QIAGEN NV (b)	74,001
3,124	Quintiles Transnational Holdings, Inc. (a)(b)	237,580
3,014	VWR Corp. (b)	75,440

		1,221,275

	Machinery - 3.57%
1,580	Actuant Corp. - Class A	41,001
1,232	AGCO Corp. (a)	71,284
335	Alamo Group, Inc.	25,493
1,547	Allison Transmission Holdings, Inc.	52,118
1,187	Altra Industrial Motion Corp. (a)	43,800
539	American Railcar Industries, Inc. (a)	24,411
478	Astec Industries, Inc. (a)	32,246
1,282	Badger Meter, Inc.	47,370
770	Barnes Group, Inc.	36,513
2,617	Blue Bird Corp. (a)(b)	40,433
2,469	Briggs & Stratton Corp.	54,960
1,570	Chart Industries, Inc. (b)	56,551
360	CIRCOR International, Inc.	23,357
831	CLARCOR, Inc.	68,533
1,721	Colfax Corp. (a)(b)	61,836
1,434	Columbus McKinnon Corp.	38,775
569	Crane Co.	41,036
1,600	DMC Global, Inc.	25,360
3,256	Donaldson Co., Inc.	137,012
840	Douglas Dynamics, Inc. (a)	28,266
2,261	Energy Recovery, Inc. (b)	23,401
372	EnPro Industries, Inc.	25,058
514	ESCO Technologies, Inc.	29,118
1,354	Federal Signal Corp.	21,136
968	Flowserve Corp. (a)	46,512
1,939	Gencor Industries, Inc. (b)	30,442
1,932	Global Brass & Copper Holdings, Inc.	66,268
1,010	Gorman Rupp Co.	31,260
1,400	Graco, Inc. (a)	116,326
4,130	Hardinge, Inc.	45,760
2,353	Harsco Corp.	32,001
500	Hyster-Yale Materials Handling, Inc.	31,885
996	IDEX Corp.	89,700
766	ITT, Inc.	29,545
895	John Bean Technologies Corp.	76,925
2,325	Joy Global, Inc.	65,100
1,000	Kadant, Inc.	61,200
1,705	Kennametal, Inc.	53,298
1,574	Lincoln Electric Holdings, Inc. (a)	120,679
687	Lydall, Inc. (b)	42,491
1,266	Manitowoc Foodservice, Inc. (b)	24,472
4,253	Manitowoc, Inc. (b)	25,433
606	Middleby Corp. (a)(b)	78,059
860	Mueller Industries, Inc.	34,366
3,270	Mueller Water Products, Inc. - Class A	43,524
700	NACCO Industries, Inc. - Class A	63,385
972	Navistar International Corp. (b)	30,492
1,301	Nordson Corp.	145,777
1,037	Omega Flex, Inc.	57,823
1,296	Oshkosh Corp.	83,735
804	Proto Labs, Inc. (a)(b)	41,285
1,400	Rexnord Corp. (b)	27,426
986	Snap On, Inc.	168,872
1,100	SPX Corp. (b)	26,092
1,274	SPX FLOW, Inc. (b)	40,844
3,727	Supreme Industries, Inc. - Class A	58,514
1,336	Tennant Co.	95,123
1,800	Terex Corp.	56,754
1,133	The Greenbrier Companies, Inc. (a)	47,076
1,360	The Timken Co.	53,992
5,652	Titan International, Inc.	63,359
3,364	Toro Co.	188,216
1,720	TriMas Corp. (b)	40,420
2,092	Trinity Industries, Inc.	58,074
431	Valmont Industries, Inc.	60,728
3,102	Wabash National Corp. (a)(b)	49,074
810	Wabtec Corp. (a)	67,246

483	Watts Water Technologies, Inc. - Class A (a)	31,492
3,020	Xylem, Inc.	149,550

		3,899,663

	Marine - 0.04%
675	Kirby Corp. (a)(b)	44,887

	Media - 1.28%
524	AMC Networks, Inc. - Class A (b)	27,426
2,455	Ascent Capital Group, Inc. - Class A (b)	39,918
98	Cable One, Inc.	60,930
12,454	Central European Media Enterprises Ltd. - Class A (b)	31,758
818	Cinemark Holdings, Inc.	31,378
3,300	Entercom Communications Corp. - Class A	50,490
1,686	Eros International Plc (a)(b)	22,002
5,607	Gannett Co., Inc.	54,444
2,916	Global Sources, Ltd. (b)	25,807
2,625	Gray Television, Inc. (b)	28,481
1,708	John Wiley & Sons, Inc. - Class A	93,086
1,047	Liberty Media Group - Class A (b)	32,823
1,056	Liberty Media Group - Class C (b)	33,084
1,298	Live Nation, Inc. (b)	34,527
1,715	Media General, Inc. (b)	32,293
978	Meredith Corp.	57,849
835	Morningstar, Inc.	61,423
2,151	MSG Networks, Inc. - Class A (b)	46,247
3,120	New Media Investment Group, Inc.	49,889
2,915	New York Times Co. - Class A	38,770
1,379	Regal Entertainment Group - Class A	28,407
4,768	Salem Media Group, Inc.	29,800
1,473	Scholastic Corp.	69,953
1,152	Sinclair Broadcast Group, Inc. - Class A (a)	38,419
3,383	TEGNA, Inc.	72,362
1,330	The E.W. Scripps Co. - Class A (b)	25,709
5,983	The Interpublic Group of Cos., Inc. (a)	140,062
1,928	Time, Inc.	34,415
890	Tribune Media Co. - Class A	31,132
1,709	tronc, Inc.	23,704
2,903	World Wrestling Entertainment, Inc. - Class A (a)	53,415

		1,400,003

	Metals & Mining - 1.36%
10,451	AK Steel Holding Corp. (a)(b)	106,705
1,134	Carpenter Technology Corp.	41,017
3,761	Century Aluminum Co. (b)	32,194
5,944	Cliffs Natural Resources, Inc. (b)	49,989
3,610	Coeur D’Alene Mines Corp. (b)	32,815
3,698	Commercial Metals Co.	80,542
3,195	Ferroglobe Plc (a)	34,602
3,195	Ferroglobe Representation & Warranty Insurance Trust (b)	0
1,200	Gibraltar Industries, Inc. (b)	49,980
1,036	Handy & Harman Ltd. (b)	26,470
588	Haynes International, Inc.	25,278
6,752	Hecla Mining Co.	35,381
1,069	Materion Corp. (a)	42,332
3,197	Olympic Steel, Inc. (a)	77,463
4,327	Real Industry, Inc. (b)	26,395
1,849	Reliance Steel & Aluminum Co.	147,069
825	Royal Gold, Inc.	52,264
3,788	Ryerson Holding Corp. (b)	50,570
2,404	Schnitzer Steel Industries, Inc. - Class A	61,783
5,674	Steel Dynamics, Inc.	201,881
1,601	Stillwater Mining Co. (b)	25,792
5,282	SunCoke Energy, Inc. (b)	59,898
3,105	Tahoe Resources, Inc.	29,249
3,182	TimkenSteel Corp. (b)	49,257
2,195	United States Steel Corp. (a)	72,457
1,538	Worthington Industries, Inc.	72,963

		1,484,346

	Multiline Retail - 0.63%
2,738	Big Lots, Inc. (a)	137,475
2,063	Burlington Stores, Inc. (a)(b)	174,839
1,415	Dillard’s, Inc. - Class A (a)	88,706

5,710	Fred’s, Inc. - Class A (a)	105,978
8,786	J.C. Penney Co., Inc. (a)(b)	73,012
969	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	27,568
2,983	Sears Holdings Corp. (a)(b)	27,712
10,234	Tuesday Morning Corp. (b)	55,264

		690,554

	Multi-Utilities - 0.36%
3,109	Alliant Energy Corp. (a)	117,800
944	Avista Corp.	37,751
715	Black Hills Corp.	43,858
3,474	MDU Resources Group, Inc.	99,947
751	Northwestern Corp.	42,709
981	Vectren Corp.	51,159

		393,224

	Oil, Gas & Consumable Fuels - 1.09%
579	Adams Resources & Energy, Inc.	22,957
2,766	Callon Petroleum Co. (a)(b)	42,513
3,333	Chesapeake Energy Corp. (a)(b)	23,398
2,914	CONSOL Energy, Inc. (a)	53,122
1,487	Delek U.S. Holdings, Inc. (a)	35,792
11,433	Denbury Resources, Inc. (a)(b)	42,073
745	Diamondback Energy, Inc. (a)(b)	75,290
397	Energen Corp. (b)	22,895
8,168	EP Energy Corp. - Class A (a)(b)	53,500
1,608	GasLog, Ltd.	25,889
834	Green Plains, Inc. (a)	23,227
1,200	HollyFrontier Corp.	39,312
1,844	Laredo Petroleum, Inc. (a)(b)	26,074
806	Murphy Oil Corp.	25,091
1,846	Newfield Exploration Co. (b)	74,763
9,054	Northern Oil and Gas, Inc. (b)	24,899
2,037	Parsley Energy, Inc. - Class A (a)(b)	71,784
1,907	PBF Energy, Inc. - Class A (a)	53,167
468	PDC Energy, Inc. (b)	33,967
1,563	QEP Resources, Inc. (b)	28,775
3,241	Renewable Energy Group, Inc. (b)	31,438
1,597	Rice Energy, Inc. (b)	34,096
870	RSP Permian, Inc. (b)	38,819
3,796	Southwestern Energy Co. (a)(b)	41,073
1,199	Targa Resources Corp. (a)	67,228
575	Western Refining, Inc.	21,764
2,343	Westmoreland Coal Co. (b)	41,401
1,344	World Fuel Services Corp. (a)	61,703
3,709	WPX Energy, Inc. (a)(b)	54,040

		1,190,050

	Paper & Forest Products - 0.23%
935	Boise Cascade Co. (b)	21,038
398	Clearwater Paper Corp. (b)	26,089
911	Domtar Corp.	35,556
3,055	KapStone Paper and Packaging Corp.	67,363
1,200	Louisiana-Pacific Corp. (b)	22,716
300	Neenah Paper, Inc.	25,560
942	P.H. Glatfelter Co. (a)	22,504
605	Schweitzer-Mauduit International, Inc.	27,546

		248,372

	Personal Products - 0.83%
17,920	Avon Products, Inc. (b)	90,317
4,451	Coty, Inc. - Class A (a)	81,498
2,356	Herbalife, Ltd. (a)(b)	113,418
1,073	Inter Parfums, Inc.	35,141
9,178	Lifevantage Corp. (b)	74,800
1,800	Medifast, Inc.	74,934
3,184	Natural Health Trends Corp. (a)	79,122
3,398	Nature’s Sunshine Products, Inc.	50,970
2,440	Nu Skin Enterprises, Inc. - Class A (a)	116,583
2,643	Nutraceutical International Corp.	92,373
1,118	Revlon, Inc. - Class A (b)	32,590
1,000	USANA Health Sciences, Inc. (b)	61,200

		902,946

	Pharmaceuticals - 0.88%
845	Aclaris Therapeutics, Inc. (b)	22,933
595	Aerie Pharmaceuticals, Inc. (a)(b)	22,521
1,319	Akorn, Inc. (b)	28,794
12,374	Corcept Therapeutics, Inc. (b)	89,835
3,086	Depomed, Inc. (a)(b)	55,610
941	Dermira, Inc. (b)	28,541
5,786	Endo International Plc (b)	95,295
800	Heska Corp. (b)	57,280
4,769	Horizon Pharma Plc (b)	77,162
3,924	Impax Laboratories, Inc. (b)	51,993
3,028	Lannett Co., Inc. (a)(b)	66,767
959	Pacira Pharmaceuticals, Inc. (a)(b)	30,976
1,300	Phibro Animal Health Corp. - Class A	38,090
1,739	Prestige Brands Holdings, Inc. (a)(b)	90,602
9,525	SciClone Pharmaceuticals, Inc. (b)	102,870
2,932	Supernus Pharmaceuticals, Inc. (b)	74,033
943	Theravance Biopharma, Inc. (b)	30,063

		963,365

	Professional Services - 1.46%
2,929	CBIZ, Inc. (b)	40,127
653	CEB, Inc.	39,572
816	CRA International, Inc.	29,866
483	Exponent, Inc.	29,125
4,102	Franklin Covey Co. (b)	82,655
1,438	FTI Consulting, Inc. (b)	64,825
954	GP Strategies Corp. (b)	27,285
1,155	Heidrick & Struggles International, Inc.	27,893
9,244	Hill International, Inc. (b)	40,211
455	Huron Consulting Group, Inc. (b)	23,046
1,202	ICF International, Inc. (b)	66,350
1,034	Insperity, Inc.	73,362
3,982	Kelly Services, Inc. - Class A	91,268
3,644	Kforce, Inc.	84,176
2,002	ManpowerGroup, Inc.	177,918
1,730	Mistras Group, Inc. (b)	44,426
1,639	Navigant Consulting, Inc. (b)	42,909
1,511	On Assignment, Inc. (b)	66,726
3,293	Resources Connection, Inc.	63,390
3,403	Robert Half International, Inc. (a)	165,998
3,580	RPX Corp. (b)	38,664
947	The Dun & Bradstreet Corp.	114,890
3,729	TrueBlue, Inc. (b)	91,920
724	VSE Corp.	28,120
503	WageWorks, Inc. (a)(b)	36,468

		1,591,190

	Real Estate Management & Development - 0.75%
4,526	Altisource Portfolio Solutions SA (a)(b)	120,346
5,468	AV Homes, Inc. (b)	86,394
6,764	Forestar Group, Inc. (b)	89,961
765	Jones Lang LaSalle, Inc.	77,296
4,478	Marcus & Millichap, Inc. (b)	119,652
1,472	RE/MAX Holdings, Inc. - Class A	82,432
4,422	Realogy Holdings Corp.	113,778
1,090	Stratus Properties, Inc. (b)	35,698
1,774	The RMR Group, Inc. - Class A	70,073
2,224	Trinity Place Holdings, Inc. (b)	20,617

		816,247

	Road & Rail - 0.49%
1,825	ArcBest Corp.	50,461
600	Genesee & Wyoming, Inc. - Class A (b)	41,646
1,228	Hertz Global Holdings, Inc. (b)	26,476
798	Knight Transportation, Inc.	26,374
1,736	Landstar System, Inc.	148,081
1,112	Marten Transport, Ltd.	25,910
466	Old Dominion Freight Line, Inc. (a)(b)	39,978
3,597	Roadrunner Transportation Systems, Inc. (b)	37,373
948	Saia, Inc. (b)	41,854
1,476	Swift Transportation Co. (a)(b)	35,955
1,790	Universal Truckload Services, Inc.	29,266
2,093	YRC Worldwide, Inc. (a)(b)	27,795

		531,169

	Semiconductors & Semiconductor Equipment - 2.48%
1,096	Acacia Communications, Inc. (a)(b)	67,678
2,192	Advanced Energy Industries, Inc. (a)(b)	120,012
17,207	Advanced Micro Devices, Inc. (a)(b)	195,127
2,744	Alpha & Omega Semiconductor, Ltd. (b)	58,365
860	Ambarella, Inc. (a)(b)	46,552
3,987	Amkor Technology, Inc. (b)	42,063
7,524	Applied Micro Circuits Corp. (b)	62,073
612	Cabot Microelectronics Corp.	38,660
900	CEVA, Inc. (b)	30,195
2,604	Cirrus Logic, Inc. (a)(b)	147,230
2,673	Cohu, Inc.	37,155
2,614	Cree, Inc. (a)(b)	68,984
2,808	Cypress Semiconductor Corp. (a)	32,124
3,927	DSP Group, Inc. (b)	51,247
2,212	Entegris, Inc. (b)	39,595
2,325	Exar Corp. (b)	25,064
900	First Solar, Inc. (a)(b)	28,881
2,596	FormFactor, Inc. (b)	29,075
1,554	Impinj, Inc. (b)	54,918
1,038	Inphi Corp. (a)(b)	46,316
4,274	Integrated Device Technology, Inc. (b)	100,695
1,936	Intersil Corp. - Class A (a)	43,173
3,167	IXYS Corp.	37,687
522	MACOM Technology Solutions Holdings, Inc. (b)	24,158
4,800	Marvell Technology Group, Ltd. - ADR	66,576
4,138	MaxLinear, Inc. - Class A (b)	90,208
1,685	Microsemi Corp. (a)(b)	90,939
1,266	MKS Instrument, Inc.	75,200
1,199	Monolithic Power Systems, Inc.	98,234
1,241	Nanometrics, Inc. (b)	31,100
2,938	NeoPhotonics Corp. (b)	31,760
9,074	ON Semiconductor Corp. (a)(b)	115,784
1,203	PDF Solutions, Inc. (b)	27,128
5,223	Photronics, Inc. (a)(b)	59,020
755	Power Integrations, Inc.	51,227
3,807	Rambus, Inc. (b)	52,422
2,535	Rudolph Technologies, Inc. (b)	59,192
1,971	Semtech Corp. (b)	62,185
6,800	Sigma Designs, Inc. (b)	40,800
1,194	Silicon Laboratories, Inc. (b)	77,610
6,974	Teradyne, Inc.	177,140
3,800	Ultra Clean Holdings, Inc. (b)	36,860
5,500	Xcerra Corp. (b)	42,020

		2,712,432

	Software - 4.25%
8,585	A10 Networks, Inc. (a)(b)	71,341
1,454	ACI Worldwide, Inc. (b)	26,390
3,332	American Software, Inc. - Class A	34,420
1,080	ANSYS, Inc. (b)	99,889
2,583	Aspen Technology, Inc. (b)	141,238
2,443	Barracuda Networks, Inc. (b)	52,353
926	Blackbaud, Inc.	59,264
8,261	Cadence Design System, Inc. (a)(b)	208,342
2,631	Callidus Software, Inc. (b)	44,201
2,014	CommVault Systems, Inc. (b)	103,520
561	Ebix, Inc. (a)	32,005
1,007	Ellie Mae, Inc. (b)	84,266
8,315	EnerNOC, Inc. (b)	49,890
381	ePlus, Inc. (b)	43,891
4,937	Exa Corp. (b)	75,832
811	FactSet Research Systems, Inc. (a)	132,542
899	Fair Isaac Corp.	107,179
2,007	Fortinet, Inc. (a)(b)	60,451
2,247	Gigamon, Inc. (b)	102,351
1,163	Globant SA (b)	38,786
9,426	Guidance Software, Inc. (b)	66,736
764	Guidewire Software, Inc. (b)	37,688
1,380	HubSpot, Inc. (b)	64,860

929	Imperva, Inc. (a)(b)	35,674
1,678	Jack Henry & Associates, Inc.	148,973
12,815	Jive Software, Inc. (b)	55,745
2,260	Manhattan Associates, Inc. (b)	119,848
5,841	Mentor Graphics Corp.	215,474
359	MicroStrategy, Inc. - Class A (a)(b)	70,867
9,489	Mitek Systems, Inc. (b)	58,357
17,785	MobileIron, Inc. (b)	66,694
4,345	Model N, Inc. (b)	38,453
1,129	Monotype Imaging Holdings, Inc.	22,411
4,435	Nuance Communications, Inc. (b)	66,081
600	Paycom Software, Inc. (a)(b)	27,294
2,749	Pegasystems, Inc.	98,964
2,476	Progress Software Corp.	79,059
500	Proofpoint, Inc. (a)(b)	35,325
1,164	PROS Holdings, Inc. (b)	25,049
2,180	PTC, Inc. (a)(b)	100,869
1,710	QAD, Inc. - Class A	51,984
1,100	Qualys, Inc. (a)(b)	34,815
2,118	RealPage, Inc. (b)	63,540
3,781	RingCentral, Inc. - Class A (b)	77,889
7,676	Rosetta Stone, Inc. (b)	68,393
2,266	Sapiens International Corp. NV	32,494
2,257	Silver Spring Networks, Inc. (b)	30,041
2,706	Splunk, Inc. (b)	138,412
1,271	SS&C Technologies Holdings, Inc. (a)	36,351
516	Synchronoss Technologies, Inc. (a)(b)	19,763
4,383	Synopsys, Inc. (b)	257,983
1,285	Tableau Software, Inc. - Class A (b)	54,163
1,708	Take-Two Interactive Software, Inc. (a)(b)	84,187
7,182	Tangoe, Inc. (b)	56,594
3,715	Telenav, Inc. (b)	26,191
9,455	The Rubicon Project, Inc. (b)	70,156
3,360	TiVo Corp. (a)(b)	70,224
357	Tyler Technologies, Inc. (a)(b)	50,969
337	Ultimate Software Group, Inc. (a)(b)	61,452
2,681	Varonis Systems, Inc. (b)	71,851
3,245	VASCO Data Security International, Inc. (a)(b)	44,294
1,124	Verint Systems, Inc. (b)	39,621
4,387	Workiva, Inc. (b)	59,883
2,722	Zendesk, Inc. (b)	57,706
11,848	Zix Corp. (b)	58,529
10,254	Zynga, Inc. - Class A (b)	26,353

		4,646,410

	Specialty Retail - 4.46%
4,603	Aaron’s, Inc. (a)	147,250
6,753	Abercrombie & Fitch Co. - Class A	81,036
6,830	American Eagle Outfitters (a)	103,611
1,358	America’s Car-Mart, Inc. (b)	59,412
600	Asbury Automotive Group, Inc. (b)	37,020
16,498	Ascena Retail Group, Inc. (a)(b)	102,123
838	AutoNation, Inc. (b)	40,769
2,337	Barnes & Noble Education, Inc. (b)	26,805
4,112	Barnes & Noble, Inc.	45,849
5,219	Big 5 Sporting Goods Corp. (a)	90,550
4,640	Build-A-Bear Workshop, Inc. (b)	63,800
586	Cabela’s, Inc. (b)	34,310
3,502	Caleres, Inc.	114,936
1,637	Cato Corp. - Class A	49,241
7,388	Chico’s FAS, Inc.	106,313
1,324	Children’s Place Retail Stores, Inc. (a)	133,658
3,705	Citi Trends, Inc.	69,802
1,837	Conns, Inc. (b)	23,238
667	CST Brands, Inc.	32,116
11,247	Destination XL Group, Inc. (b)	47,800
2,378	Dick’s Sporting Goods, Inc.	126,272
1,998	DSW, Inc. - Class A	45,255
2,379	Duluth Holdings, Inc. - Class B (a)(b)	60,427
7,716	Express, Inc. (b)	83,024
2,313	Five Below, Inc. (b)	92,427

3,644	Foot Locker, Inc. (a)	258,323
5,734	Francesca’s Holdings Corp. (b)	103,384
3,502	GameStop Corp. - Class A (a)	88,460
1,725	Genesco, Inc. (b)	107,122
2,520	GNC Holdings, Inc. - Class A	27,821
487	Group 1 Automotive, Inc. (a)	37,957
2,447	Guess?, Inc.	29,609
3,374	Haverty Furniture Cos., Inc.	79,964
1,883	Hibbett Sports, Inc. (a)(b)	70,236
4,086	KirkLands, Inc. (b)	63,374
300	Lithia Motors, Inc. - Class A (a)	29,049
2,939	Lumber Liquidators Holdings, Inc. (a)(b)	46,260
644	Monro Muffler Brake, Inc.	36,837
25,465	Office Depot, Inc.	115,102
1,478	Party City Holdco, Inc. (b)	20,988
570	Penske Automotive Group, Inc. (a)	29,549
16,191	Pier 1 Imports, Inc.	138,271
8,089	Rent-A-Center, Inc.	91,001
798	Restoration Hardware Holdings, Inc. (a)(b)	24,499
449	REX Stores Corp. (b)	44,339
3,794	Sally Beauty Holdings, Inc. (a)(b)	100,237
10,362	Sears Hometown and Outlet Stores, Inc. (b)	48,701
3,100	Select Comfort Corp. (b)	70,122
2,300	Shoe Carnival, Inc.	62,054
1,189	Sonic Automotive, Inc. - Class A	27,228
5,493	Sportsman’s Warehouse Holdings, Inc. (b)	51,579
16,403	Staples, Inc.	148,447
7,892	Stein Mart, Inc.	43,248
3,749	Tailored Brands, Inc.	95,787
2,515	The Buckle, Inc. (a)	57,342
8,748	The Container Store Group, Inc. (b)	55,550
3,163	The Finish Line, Inc. - Class A	59,496
3,720	The Michaels Cos., Inc. (b)	76,074
3,714	Tile Shop Holdings, Inc. (b)	72,609
8,166	Tilly’s, Inc. - Class A (b)	107,709
3,525	Urban Outfitters, Inc. (a)(b)	100,392
2,609	Vitamin Shoppe, Inc. (b)	61,964
7,208	West Marine, Inc. (b)	75,468
2,651	Williams Sonoma, Inc. (a)	128,282
600	Winmark Corp.	75,690
4,291	Zumiez, Inc. (b)	93,758

		4,870,926

	Technology Hardware, Storage & Peripherals - 0.48%
2,305	3D Systems Corp. (a)(b)	30,633
8,761	Avid Technology, Inc. (b)	38,548
608	Electronics for Imaging, Inc. (a)(b)	26,667
2,527	NCR Corp. (b)	102,495
5,914	Nimble Storage, Inc. (b)	46,839
2,519	Pure Storage, Inc. (b)	28,490
895	Super Micro Computer, Inc. (b)	25,105
1,720	Synaptics, Inc. (a)(b)	92,158
4,850	Teradata Corp. (a)(b)	131,774

		522,709

	Textiles, Apparel & Luxury Goods - 1.37%
1,128	Carter’s, Inc. (a)	97,448
935	Columbia Sportswear Co.	54,510
6,303	Crocs, Inc. (b)	43,239
980	Culp, Inc.	36,407
1,266	Deckers Outdoor Corp. (a)(b)	70,124
2,200	Delta Apparel, Inc. (b)	45,606
3,611	Fossil Group, Inc. (a)(b)	93,380
2,790	G-III Apparel Group, Ltd. (a)(b)	82,472
3,965	Kate Spade & Co. (b)	74,027
2,834	lululemon athletica, Inc. (b)	184,182
2,797	Movado Group, Inc.	80,414
980	Oxford Industries, Inc.	58,927
3,194	Perry Ellis International, Inc. (b)	79,563
4,438	Skechers U.S.A., Inc. - Class A (b)	109,086
2,243	Steven Madden, Ltd. (b)	80,187
1,536	Superior Uniform Group, Inc.	30,136

759	Unifi, Inc. (b)	24,766
312	UniFirst Corp.	44,819
5,258	Vera Bradley, Inc. (b)	61,624
5,355	Vince Holding Corp. (b)	21,688
1,663	Weyco Group, Inc.	52,052
3,535	Wolverine World Wide, Inc.	77,593

		1,502,250

	Thrifts & Mortgage Finance - 1.65%
3,146	Bank Mutual Corp.	29,730
1,664	Beneficial Bancorp, Inc.	30,617
1,016	Berkshire Hills Bancorp, Inc.	37,440
3,256	BofI Holding, Inc. (a)(b)	92,959
2,400	Brookline Bancorp, Inc.	39,360
1,080	BSB Bancorp, Inc. (b)	31,266
2,557	Capitol Federal Financial, Inc.	42,088
3,082	Dime Community Bancshares	61,948
1,992	Federal Agricultural Mortgage Corp. - Class C	114,082
700	First Defiance Financial Corp.	35,518
1,514	First Financial Northwest, Inc.	29,886
2,357	Flagstar Bancorp, Inc. (a)(b)	63,497
1,762	Flushing Financial Corp.	51,785
271	Hingham Institution for Savings	53,327
1,272	HomeStreet, Inc. (a)(b)	40,195
4,804	Impac Mortgage Holdings, Inc. (b)	67,352
2,018	Kearny Financial Corp.	31,380
1,208	Lake Sunapee Bank Group	28,497
574	LendingTree, Inc. (b)	58,175
1,934	Meridian Bancorp, Inc.	36,553
375	Meta Financial Group, Inc.	38,587
2,085	Northwest Bancshares, Inc.	37,592
1,266	OceanFirst Financial Corp.	38,018
1,285	Oritani Financial Corp.	24,094
1,900	PennyMac Financial Services, Inc. - Class A (b)	31,635
6,045	People’s United Financial, Inc.	117,031
1,127	Provident Financial Holdings, Inc.	22,788
1,869	Provident Financial Services, Inc. (a)	52,893
4,463	Radian Group, Inc. (a)	80,245
1,149	Southern Missouri Bancorp, Inc.	40,652
682	Territorial Bancorp, Inc.	22,397
4,174	TrustCo Bank Corp.	36,522
4,748	United Community Financial Corp.	42,447
2,679	United Financial Bancorp, Inc.	48,651
2,143	Walker & Dunlop, Inc. (b)	66,862
2,194	Washington Federal, Inc. (a)	75,364
1,715	Waterstone Financial, Inc.	31,556
497	WSFS Financial Corp.	23,036

		1,806,025

	Tobacco - 0.16%
2,124	Alliance One International, Inc. (b)	40,781
1,740	Turning Point Brands, Inc. (b)	21,315
974	Universal Corp. (a)	62,092
2,069	Vector Group, Ltd. (a)	47,049

		171,237

	Trading Companies & Distributors - 1.56%
1,652	Aceto Corp.	36,294
2,301	Applied Industrial Technologies, Inc. (a)	136,679
1,618	Beacon Roofing Supply, Inc. (b)	74,541
1,651	BMC Stock Holdings, Inc. (b)	32,195
2,458	DXP Enterprises, Inc. (b)	85,391
1,318	H&E Equipment Services, Inc. (a)	30,644
5,302	HD Supply Holdings, Inc. (b)	225,388
2,322	Lawson Products, Inc. (b)	55,264
2,700	MRC Global, Inc. (b)	54,702
1,782	MSC Industrial Direct Co., Inc. - Class A	164,639
3,461	Neff Corp. - Class A (b)	48,800
2,525	NOW, Inc. (b)	51,687
1,346	Rush Enterprises, Inc. - Class A (b)	42,937
1,390	Rush Enterprises, Inc. - Class B (b)	42,909
1,499	SiteOne Landscape Supply, Inc. (a)(b)	52,060
2,989	Titan Machinery, Inc. (b)	43,550

1,645	United Rentals, Inc. (a)(b)	173,679
1,078	Univar, Inc. (b)	30,583
2,008	Veritiv Corp. (a)(b)	107,930
827	Watsco, Inc.	122,495
987	WESCO International, Inc. (b)	65,685
989	Willis Lease Finance Corp. (b)	25,299

		1,703,351

	Transportation Infrastructure - 0.09%
734	Macquarie Infrastructure Corp.	59,968
2,400	Wesco Aircraft Holdings, Inc. (b)	35,880

		95,848

	Water Utilities - 0.23%
1,332	Aqua America, Inc.	40,013
1,069	California Water Service Group	36,239
427	Connecticut Water Service, Inc.	23,848
3,544	Consolidated Water Co., Ltd. - Ordinary Shares	38,452
992	Middlesex Water Co.	42,597
559	SJW Corp.	31,293
960	The York Water Co.	36,672

		249,114

	Wireless Telecommunication Services - 0.10%
1,209	Shenandoah Telecommunications Co.	33,006
1,631	Spok Holdings, Inc.	33,843
1,605	Telephone & Data Systems, Inc.	46,336

		113,185

	Total Common Stocks (Cost $78,748,929)	96,820,288

	INVESTMENT COMPANIES - 3.09%
	Exchange Traded Funds - 3.09%
35,252	Vanguard Extended Market ETF	3,380,667

	Total Investment Companies (Cost $3,206,562)	3,380,667

	REAL ESTATE INVESTMENT TRUSTS - 8.10%
	Real Estate Investment Trusts - 8.10%
662	Acadia Realty Trust (a)	21,634
3,556	AGNC Investment Corp.	64,470
676	Agree Realty Corp.	31,130
861	Alexandria Real Estate Equities, Inc. (a)	95,683
1,586	American Campus Communities, Inc.	78,935
4,513	American Homes 4 Rent - Class A (a)	94,683
3,195	Apartment Investment & Management Co. - Class A (a)	145,213
4,424	Apollo Commercial Real Estate Finance, Inc.	73,527
2,661	Apple Hospitality REIT, Inc.	53,167
3,860	Ares Commercial Real Estate Corp.	52,998
5,216	Armada Hoffler Properties, Inc.	75,997
4,848	Ashford Hospitality Prime, Inc.	66,175
12,590	Ashford Hospitality Trust, Inc.	97,698
2,475	Brandywine Realty Trust	40,862
1,871	Camden Property Trust	157,295
6,987	Capstead Mortgage Corp.	71,198
886	Care Capital Properties, Inc.	22,150
3,713	CatchMark Timber Trust, Inc. - Class A	41,808
7,096	CBL & Associates Properties, Inc. (a)	81,604
3,176	Chatham Lodging Trust	65,267
2,362	Chesapeake Lodging Trust	61,081
7,441	Chimera Investment Corp.	126,646
3,679	Colony Capital, Inc. - Class A	74,500
986	Colony Starwood Homes (a)	28,407
1,103	Columbia Property Trust, Inc. (a)	23,825
1,816	Communications Sales & Leasing, Inc.	46,145
1,660	CoreCivic, Inc.	40,604
2,771	CorEnergy Infrastructure Trust, Inc. (a)	96,653
850	CoreSite Realty Corp.	67,465
3,711	Corporate Office Properties Trust	115,857
9,164	Cousins Properties, Inc. (a)	77,986
993	CyrusOne, Inc. (a)	44,417
6,061	CYS Investments, Inc.	46,852
1,154	DCT Industrial Trust, Inc.	55,254
3,896	DDR Corp.	59,492
8,148	DiamondRock Hospitality Co.	93,946

1,704	Douglas Emmett, Inc.	62,298
4,018	Duke Realty Corp.	106,718
1,210	DuPont Fabros Technology, Inc.	53,155
4,017	Dynex Capital, Inc.	27,396
1,552	Easterly Government Properties, Inc.	31,071
749	EastGroup Properties, Inc.	55,306
875	Education Realty Trust, Inc.	37,013
1,512	Empire State Realty Trust, Inc. - Class A	30,527
925	EPR Properties (a)	66,387
2,579	Equity Commonwealth (b)	77,989
1,162	Equity LifeStyle Properties, Inc.	83,780
1,249	Equity One, Inc.	38,332
9,201	Felcor Lodging Trust, Inc.	73,700
1,762	First Industrial Realty Trust	49,424
6,096	First Potomac Realty Trust	66,873
3,584	Forest City Realty Trust, Inc. - Class A	74,691
3,863	Four Corners Property Trust, Inc.	79,269
1,798	Franklin Street Properties Corp.	23,302
1,896	Gaming and Leisure Properties, Inc.	58,056
1,948	Getty Realty Corp.	49,655
1,194	Gladstone Commercial Corp.	23,999
1,499	Government Properties Income Trust	28,578
5,837	Gramercy Property Trust	53,584
5,660	Great Ajax Corp.	75,108
1,498	Health Care Realty Trust	45,419
1,572	Healthcare Trust of America, Inc. - Class A	45,761
3,622	Hersha Hospitality Trust	77,873
1,082	Highwoods Properties, Inc.	55,193
3,924	Hospitality Property Trust	124,548
682	Hudson Pacific Properties, Inc.	23,720
5,465	Independence Realty Trust, Inc.	48,748
3,470	InfraREIT, Inc.	62,148
3,972	Invesco Mortgage Capital, Inc.	57,991
3,276	Iron Mountain, Inc. (a)	106,404
2,046	iStar Financial, Inc. (b)	25,309
1,450	Kilroy Realty Corp. (a)	106,169
1,337	Kite Realty Group Trust	31,393
1,235	Lamar Advertising Co. - Class A (a)	83,041
2,830	LaSalle Hotel Properties	86,230
6,304	Lexington Realty Trust	68,083
2,684	Liberty Property Trust (a)	106,018
860	LTC Properties, Inc.	40,403
3,513	Mack-Cali Realty Corp.	101,947
4,242	Medical Properties Trust, Inc.	52,177
18,281	MFA Financial, Inc. (a)	139,484
1,621	Mid-American Apartment Communities, Inc.	158,728
1,583	Monmouth Real Estate Investment Corp. - Class A	24,125
2,519	Monogram Residential Trust, Inc.	27,256
800	National Health Investors, Inc. (a)	59,336
1,617	National Retail Properties, Inc. (a)	71,471
2,426	National Storage Affiliates Trust	53,542
10,694	New Residential Investment Corp.	168,110
2,827	New Senior Investment Group, Inc.	27,676
12,689	New York Mortgage Trust, Inc.	83,747
1,582	NexPoint Residential Trust, Inc.	35,342
2,960	NorthStar Realty Finance Corp.	44,844
2,025	Omega Healthcare Investors, Inc.	63,302
1,354	One Liberty Properties, Inc.	34,012
2,926	Orchid Island Capital, Inc. (a)	31,689
906	Outfront Media, Inc.	22,532
4,424	Owens Realty Mortgage, Inc. (a)	81,932
1,312	Parkway, Inc. (b)	29,192
2,188	Pebblebrook Hotel Trust	65,093
1,916	Pennsylvania Real Estate Investment Trust (a)	36,327
5,165	PennyMac Mortgage Investment Trust	84,551
2,040	Physicians Realty Trust (a)	38,678
4,176	Piedmont Office Realty Trust, Inc. - Class A	87,320
1,112	Potlatch Corp.	46,315
3,695	Preferred Apartment Communities, Inc. - Class A	55,092
723	PS Business Parks, Inc.	84,244

676	QTS Realty Trust, Inc. - Class A 33,563
21,947	RAIT Financial Trust	73,742
1,570	Ramco-Gershenson Properties Trust	26,031
1,116	Rayonier, Inc.	29,686
5,067	Redwood Trust, Inc.	77,069
1,659	Regency Centers Corp. (a)	114,388
4,040	Resource Capital Corp.	33,653
1,895	Retail Opportunity Investments Corp.	40,041
4,152	Retail Properties of America, Inc. - Class A	63,650
1,554	Rexford Industrial Realty, Inc.	36,037
3,772	RLJ Lodging Trust (a)	92,376
1,325	Ryman Hospitality Properties, Inc. (a)	83,488
577	Saul Centers, Inc.	38,434
2,544	Select Income REIT	64,109
3,167	Senior Housing Properties Trust (a)	59,951
468	Seritage Growth Properties (a)	19,988
1,900	Silver Bay Realty Trust Corp.	32,566
5,795	Spirit Realty Capital, Inc. (a)	62,934
6,400	Starwood Property Trust, Inc.	140,480
1,832	STORE Capital Corp. (a)	45,269
7,842	Summit Hotel Properties, Inc.	125,707
769	Sun Communities, Inc.	58,913
6,101	Sunstone Hotel Investors, Inc. (a)	93,040
1,430	Tanger Factory Outlet Centers, Inc.	51,165
2,060	Tier REIT, Inc.	35,823
5,859	Two Harbors Investment Corp.	51,090
1,813	UMH Properties, Inc.	27,286
476	Universal Health Realty Income Trust	31,221
1,653	Urban Edge Properties	45,474
1,151	Urstadt Biddle Properties, Inc. - Class A	27,751
2,473	Washington Prime Group, Inc.	25,744
977	Washington Real Estate Investment Trust	31,938
1,550	Weingarten Realty Investors	55,475
2,034	Whitestone REIT	29,249
1,309	WP Carey, Inc.	77,349
4,970	Xenia Hotels & Resorts, Inc.	96,517

	Total Real Estate Investment Trusts (Cost $7,946,412)	8,850,547

	RIGHTS - 0.00%
	Biotechnology - 0.00%
1,600	Dyax Corp. (c)(d)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
575,203	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.45% (e)	575,203

	Total Short Term Investments (Cost $575,203)	575,203

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.28%
	Money Market Funds - 22.28%
24,354,315	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (e)	24,354,315

	Total Investments Purchased as Securities Lending Collateral (Cost $24,354,315)	24,354,315

	Total Investments (Cost $114,831,421) - 122.58%	133,981,020
	Liabilities in Excess of Other Assets - (22.58)%	(24,675,799)

	TOTAL NET ASSETS - 100.00%	$109,305,221

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of total net assets.
(d)	As of December 31, 2016, the Fund has fair valued this security. The value of this security was $0, which represents 0.00% of total net assets.
(e)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$114,831,421
Gross unrealized appreciation	22,321,553
Gross unrealized depreciation	(3,171,954)

Net unrealized appreciation	$19,149,599

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® World ex-US Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	COMMON STOCKS - 96.26%
	Australia - 5.34%
10,137	AGL Energy, Ltd.	$161,285
58,676	Alumina Ltd.	76,725
4,791	Amcor Ltd.	51,565
18,577	Aristocrat Leisure, Ltd.	207,257
3,716	ASX, Ltd.	133,126
43,149	AusNet Services	49,121
19,606	Australia and New Zealand Banking Group, Ltd.	429,199
28,330	Bendigo & Adelaide Bank, Ltd.	259,157
13,306	BHP Billiton Ltd.	238,375
11,803	BHP Billiton Plc	187,941
27,456	Challenger, Ltd./Australia	221,843
12,572	CIMIC Group, Ltd.	316,326
7,230	Cochlear, Ltd.	638,126
14,515	Commonwealth Bank of Australia	861,091
6,829	CSL, Ltd.	493,873
3,575	Domino’s Pizza Enterprises, Ltd.	167,179
48,347	DUET Group	95,478
17,168	Flight Centre Travel Group, Ltd.	386,909
161,488	Fortescue Metals Group, Ltd.	674,860
37,984	Harvey Norman Holdings Ltd.	140,740
22,348	Insurance Australia Group, Ltd.	96,372
3,120	Macquarie Group, Ltd.	195,444
79,341	Medibank Private, Ltd.	161,194
12,128	Newcrest Mining, Ltd.	173,905
8,925	Origin Energy Ltd.	42,227
110,587	Qantas Airways, Ltd.	264,916
3,211	Ramsay Health Care, Ltd.	157,874
2,718	REA Group Ltd.	108,014
125,611	South32, Ltd.	247,272
17,044	Suncorp Group, Ltd.	165,960
20,990	Sydney Airport	90,602
46,014	Telstra Corp., Ltd.	169,087
20,574	Transurban Group	153,118
21,929	Treasury Wine Estates, Ltd.	168,692
11,579	Wesfarmers Ltd.	351,446
18,270	Westpac Banking Corp.	428,869
30,456	Woolworths, Ltd.	528,645

		9,293,813

	Austria - 0.40%
3,328	ANDRITZ AG	166,779
4,072	Erste Group Bank AG	119,054
22,897	Raiffeisen Bank International AG (a)	417,391

		703,224

	Belgium - 0.29%
479	Anheuser-Busch InBev SA/NV	50,699
5,817	Colruyt SA	287,506
3,067	Umicore SA	174,487

		512,692

	Canada - 8.18%
3,082	Agnico Eagle Mines, Ltd.	129,579
7,266	Alimentation Couche-Tard, Inc. - Series B	329,463
4,607	Bank of Montreal	331,358
14,584	Barrick Gold Corp.	233,427
3,424	BCE, Inc.	147,987
5,108	Brookfield Asset Management, Inc. - Class A	168,536
7,495	CAE, Inc.	104,835
12,532	Cameco Corp.	131,046
3,643	Canadian Imperial Bank of Commerce	297,268
2,185	Canadian National Railway Co.	147,050
3,331	Canadian Natural Resources, Ltd.	106,158
200	CCL Industries, Inc. - Class B	39,295
1,324	CGI Group, Inc. - Class A (a)	63,545

22,188	CI Financial Corp.	477,092
1,765	Constellation Software, Inc.	802,042
11,501	Crescent Point Energy Corp.	156,328
8,434	Dollarama, Inc.	617,984
31,235	Empire Co., Ltd. - Series A	365,705
3,530	Enbridge, Inc.	148,546
138	Fairfax Financial Holdings Ltd.	66,654
20,473	Finning International, Inc.	400,875
7,252	First Capital Realty, Inc.	111,644
4,109	Fortis, Inc.	126,883
1,889	Franco Nevada Corp.	112,947
6,292	George Weston, Ltd.	532,312
2,900	Great-West Lifeco, Inc.	75,964
4,195	Husky Energy, Inc. (a)	50,897
2,000	IGM Financial, Inc.	56,902
7,602	Industrial Alliance Insurance & Financial Services, Inc.	302,291
48,741	Kinross Gold Corp. (a)	152,106
3,744	Linamar Corp.	160,869
6,193	Loblaw Cos., Ltd.	326,751
6,300	Manulife Financial Corp.	112,191
9,958	Metro, Inc.	297,854
3,300	National Bank of Canada	134,025
8,827	Onex Corp.	600,761
2,112	Open Text Corp.	130,434
2,168	Pembina Pipeline Corp.	67,754
19,601	Power Corp. of Canada	438,692
10,727	Power Financial Corp.	268,125
888	Restaurant Brands International, Inc.	42,295
5,804	Rogers Communications, Inc. - Class B	223,878
14,337	Royal Bank of Canada	970,322
9,233	Saputo, Inc.	326,712
8,153	Seven Generations Energy, Ltd. - Class A (a)	190,124
8,599	Silver Wheaton Corp.	166,133
2,306	SNC-Lavalin Group, Inc.	99,254
4,114	Sun Life Financial, Inc.	157,954
4,580	Suncor Energy, Inc.	149,750
8,568	Teck Resources. Ltd. - Class B	171,468
9,278	The Bank of Nova Scotia	516,608
14,457	The Jean Coutu Group PJC, Inc. - Class A	225,256
15,387	The Toronto-Dominion Bank	758,893
1,521	Thomson Reuters Corp.	66,565
6,372	TransCanada Corp.	287,313
20,676	Valeant Pharmaceuticals International, Inc. (a)	299,826
20,249	Veresen, Inc.	197,717
21,929	Yamana Gold, Inc.	61,574

		14,235,817

	Cayman Islands - 0.28%
13,000	Cheung Kong Property Holdings, Ltd.	79,391
499,980	WH Group, Ltd.	403,032

		482,423

	China - 0.02%
7,437	Sands China Ltd.	32,085

	Denmark - 1.69%
6,321	Carlsberg AS - Series B	544,422
2,774	Coloplast AS - Series B	186,853
2,730	DSV AS	121,240
1,366	Genmab AS (a)	226,281
5,658	ISS AS	190,691
21,569	Novo Nordisk AS - Series B	773,727
2,460	Pandora AS	321,129
29,800	TDC AS (a)	152,766
5,445	Vestas Wind Systems AS	352,643
3,826	William Demant Holding A/S (a)	66,456

		2,936,208

	Finland - 0.89%
5,796	Fortum OYJ	88,599
2,062	Kone OYJ - Series B	92,138
2,020	Metso OYJ	57,467
7,795	Neste OYJ	298,297
9,633	Orion OYJ - Class B	428,013
889	Sampo OYJ - Series A	39,741
22,132	UPM-Kymmene OYJ	541,252

		1,545,507

	France - 10.05%
8,927	Accor SA	332,556
1,786	Arkema SA	174,583
12,259	Atos SA	1,292,073
23,621	AXA SA	595,459
13,967	BNP Paribas SA	888,834
4,717	Cap Gemini SA	397,405
11,954	Carrefour SA	287,805
773	Casino Guichard Perrachon SA	37,038
2,861	Christian Dior SA	599,415
24,666	CNP Assurances	456,552
2,598	Compagnie de Saint-Gobain SA	120,853
39,710	Credit Agricole SA	491,559
8,439	Danone SA	534,010
2,826	Dassault Systemes SA	215,104
3,617	Edenred	71,619
5,140	Eiffage SA	358,010
2,333	Essilor International SA	263,229
1,656	Etablissements Michelin	184,080
1,711	Hermes International SA	701,885
717	Ingenico Group SA	57,207
579	Kering SA	129,872
3,604	Legrand SA	204,474
4,269	L’Oreal SA	778,093
3,516	LVMH Moet Hennessy Louis Vuitton SA	670,404
20,260	Natixis SA	114,092
349	Pernod-Ricard SA	37,769
47,823	Peugeot SA (a)	778,904
1,495	Publicis Groupe SA	103,013
417	Remy Cointreau SA	35,544
6,133	Renault SA	544,715
39,267	Rexel SA	645,155
2,145	Safran SA	154,277
12,131	Sanofi-Aventis SA	980,979
4,510	Schneider Electric SA	313,304
13,641	SCOR SE	470,763
1,874	SEB SA	253,935
1,324	Societe BIC SA	179,901
16,607	Societe Generale SA	816,848
1,981	Sodexo SA	227,446
2,680	Suez Environnement Co. SA	39,489
2,663	Technip SA	189,691
4,036	Thales SA	391,012
12,021	Total SA	616,584
1,575	Valeo SA	90,418
2,899	Veolia Environnement SA	49,260
9,166	Vinci SA	623,516

		17,498,734

	Germany - 6.97%
7,153	adidas AG	1,128,162
4,557	Allianz SE	752,080
3,347	BASF SE	310,189
10,832	Bayer AG	1,128,519
4,886	Beiersdorf AG	413,884
1,875	Brenntag AG	103,929
560	Continental AG	107,888
3,981	Covestro AG	272,491
2,719	Deutsche Boerse AG (c)(d)	221,261
35,793	Deutsche Lufthansa AG	461,400
23,802	Deutsche Post AG	780,590
29,449	Deutsche Telekom AG	505,264
10,331	Deutsche Wohnen AG	324,048
31,135	E.ON SE	219,034
2,490	Evonik Industries AG	74,224
706	Fresenius Medical Care AG & Co. KGaA	59,672
3,772	Fresenius SE & Co. KGaA	294,258
452	Hannover Rueck SE	48,828

2,949	HeidelbergCement AG	274,494
849	Henkel AG & Co. KGaA	88,359
1,907	HOCHTIEF AG	266,243
8,951	HUGO BOSS AG	546,452
13,254	Infineon Technologies AG	229,262
963	LANXESS AG	63,061
1,247	MAN SE	123,773
2,955	Merck KGaA	307,678
2,827	Metro AG	93,962
2,558	Muenchener Rueckversicherungs-Gesellschaft AG	483,151
7,786	OSRAM Licht AG	407,718
1,098	ProSiebenSat.1 Media AG	42,264
7,601	SAP AG	657,527
5,008	Siemens AG	613,181
4,751	TUI AG	68,021
2,150	United Internet AG	83,899
4,269	Vonovia SE	138,604
11,422	Zalando SE (a)	435,114

		12,128,484

	Hong Kong - 2.50%
61,519	AIA Group, Ltd.	344,620
6,800	ASM Pacific Technology, Ltd.	71,913
79,055	BOC Hong Kong Holdings, Ltd.	281,559
202,195	Cathay Pacific Airways Ltd.	265,349
19,722	CLP Holdings, Ltd.	180,868
2,647	Hang Seng Bank, Ltd.	49,087
315,212	HK Electric Investments & HK Electric Investments Ltd.	259,863
104,312	HKT Trust and HKT, Ltd.	127,767
15,674	Hong Kong Exchange & Clearing, Ltd.	368,627
38,023	MTR Corp. Ltd.	184,344
127,053	New World Development Co., Ltd.	133,864
124,861	NWS Holdings, Ltd.	202,972
174,388	PCCW, Ltd.	94,271
62,000	Sino Land Co., Ltd.	92,445
891,933	SJM Holdings, Ltd.	696,006
5,000	Sun Hung Kai Properties, Ltd.	62,962
38,960	Techtronic Industries Co., Ltd.	139,417
24,566	The Wharf Holdings, Ltd.	162,725
113,614	Wheelock & Co., Ltd.	637,630

		4,356,289

	Ireland - 0.36%
521,786	Bank of Ireland (a)	127,795
10,066	CRH Plc	347,203
3,831	James Hardie Industries Plc	60,474
1,316	Kerry Group Plc - Series A	93,743

		629,215

	Israel - 0.90%
45,934	Bank Hapoalim BM	272,642
48,098	Bank Leumi Le-Israel BM (a)	197,663
126,258	Bezeq the Israel Telecommunication Corp., Ltd.	239,489
5,523	Mizrahi Tefahot Bank, Ltd.	80,661
2,883	NICE-Systems, Ltd.	197,810
701	Taro Pharmaceutical Industries Ltd. (a)(b)	73,794
13,690	Teva Pharmaceutical Industries, Ltd. - ADR	496,263

		1,558,322

	Italy - 2.52%
9,747	Assicurazioni Generali SpA	144,474
82,769	Enel SpA	363,829
3,143	Eni SpA	50,952
1,693	Ferrari NV	98,568
35,598	Intesa Sanpaolo SpA	90,175
5,658	Leonardo SpA (a)	79,242
11,173	Luxottica Group SpA	600,511
29,574	Prysmian SpA	757,994
875,830	Saipem SpA (a)	489,865
42,504	Snam SpA	174,813
431,567	Telecom Italia SpA (a)	381,049
498,456	Telecom Italia SpA - Savings Share	361,777
150,138	UniCredit SpA	431,157
168,010	UnipolSai SpA	358,354

		4,382,760

	Japan - 22.07%
3,800	ABC-Mart, Inc.	214,972
2,620	Aeon Co., Ltd.	37,030
1,785	Ajinomoto Co., Inc.	35,919
13,532	Alfresa Holdings Corp.	223,508
7,847	Asahi Kasei Corp.	68,279
7,664	Asics Corp.	152,728
35,044	Astellas Pharma, Inc.	486,178
12,338	Bandai Namco Holdings, Inc.	339,603
4,117	Benesse Holdings, Inc.	113,115
1,600	Bridgestone Corp.	57,569
22,900	Brother Industries, Ltd.	411,683
10,181	Calbee, Inc.	318,473
4,980	Canon, Inc.	140,248
700	Central Japan Railway Co.	114,933
34,268	Chubu Electric Power Co., Inc.	476,852
5,072	Dai-ichi Life Insurance Co., Ltd.	84,330
6,939	Daiichi Sankyo Co., Ltd.	141,689
2,034	Daikin Industries Ltd.	186,333
2,567	Daito Trust Construction Co., Ltd.	385,917
1,927	Daiwa House Industry Co., Ltd.	52,550
8,147	DeNA Co., Ltd.	178,053
2,857	FamilyMart Co., Ltd.	190,105
1,399	Fast Retailing Co., Ltd.	499,481
3,324	Fuji Heavy Industries, Ltd.	135,434
6,396	FUJIFILM Holdings Corp.	242,190
41,199	Fujitsu, Ltd.	228,142
6,241	Hikari Tsushin, Inc.	580,963
2,404	Hisamitsu Pharmaceutical Co., Inc.	120,073
1,628	Hitachi Chemical Co., Ltd.	40,613
18,586	Hitachi Construction Machinery Co., Ltd.	401,809
5,063	Hitachi High-Technologies Corp.	203,636
21,888	Honda Motor Co., Ltd.	639,027
2,264	Hoshizaki Electric Co., Ltd.	179,239
11,060	Hoya Corp.	463,739
24,131	Idemitsu Kosan Co., Ltd.	640,083
21,701	Iida Group Holdings Co., Ltd.	411,391
35,672	ITOCHU Corp.	472,325
1,786	Japan Tobacco, Inc.	58,623
3,357	JTEKT Corp.	53,530
114,045	JX Holdings, Inc.	481,888
23,285	Kajima Corp.	160,832
33,378	Kakaku.com, Inc.	551,508
6,753	Kansai Paint Co., Ltd.	124,212
12,894	Kao Corp.	610,336
12,271	KDDI Corp.	309,879
437	Keyence Corp.	299,017
6,954	Kikkoman Corp.	221,876
1,421	Koito Manufacturing Co., Ltd.	75,043
5,770	Komatsu Ltd.	130,691
5,930	Konami Corp.	239,325
43,571	Konica Minolta, Inc.	431,819
6,203	Kose Corp.	514,279
5,251	Kyushu Financial Group, Inc.	35,578
3,748	Lawson, Inc.	263,079
4,242	LINE Corp. (b)	144,816
29,591	Lion Corp.	485,037
11,210	M3, Inc.	281,831
31,285	Marubeni Corp.	176,950
3,216	Maruichi Steel Tube, Ltd.	104,508
25,532	Mazda Motor Corp.	415,762
6,236	McDonald’s Holdings Co. Japan, Ltd.	163,127
6,265	MEIJI Holdings Co., Ltd.	490,100
3,753	MISUMI Group, Inc.	61,649
44,800	Mitsubishi Chemical Holdings Corp.	289,662
27,726	Mitsubishi Corp.	588,863
6,786	Mitsubishi Electric Corp.	94,388
15,647	Mitsubishi Gas Chemical Co., Inc.	266,607
5,900	Mitsubishi Materials Corp.	180,465

83,096	Mitsubishi UFJ Financial Group, Inc.	512,480
74,423	Mitsubishi UFJ Lease & Finance Co., Ltd.	383,854
21,343	Mitsui & Co., Ltd.	292,449
19,458	Mitsui Chemicals, Inc.	87,182
217,177	Mitsui OSK Lines, Ltd.	599,423
16,543	Mixi, Inc.	602,795
312,391	Mizuho Financial Group, Inc.	560,597
2,797	MS & AD Insurance Group Holdings	86,616
326	Murata Manufacturing Co., Ltd.	43,533
22,705	Nagoya Railroad Co., Ltd.	109,624
1,614	NH Foods Ltd.	43,540
25,707	Nikon Corp.	399,241
513	Nintendo Co., Ltd.	106,640
19,745	Nippon Express Co., Ltd.	106,016
3,989	Nippon Paint Holdings Co., Ltd.	108,280
15,800	Nippon Steel & Sumitomo Metal Corp.	349,952
10,165	Nippon Telegraph & Telephone Corp.	427,897
3,339	Nissan Chemical Industries, Ltd.	111,302
11,249	Nisshin Seifun Group, Inc.	168,554
5,220	Nitori Holdings Co., Ltd.	595,158
1,456	NKSJ Holdings, Inc.	49,171
3,075	NOK Corp.	62,194
6,686	Nomura Holdings, Inc.	39,529
2,980	NTT Data Corp.	143,969
13,493	NTT DoCoMo, Inc.	306,902
19,000	Obayashi Corp.	181,400
27,521	Oji Holdings Corp.	111,917
8,121	Olympus Corp.	279,807
7,079	OMRON Corp.	270,524
2,061	Oracle Corp.	103,677
30,558	ORIX Corp.	475,613
10,220	Osaka Gas Co., Ltd.	39,215
1,710	Otsuka Holdings Co., Ltd.	74,488
7,278	Panasonic Corp.	73,815
13,600	Park24 Co., Ltd.	368,279
5,186	Pola Orbis Holdings, Inc.	427,550
13,344	Recruit Holdings Co., Ltd.	534,779
52,200	Resona Holdings, Inc.	267,526
2,445	Ryohin Keikaku Co., Ltd.	478,568
28,693	SBI Holdings, Inc.	364,572
10,679	Sega Sammy Holdings, Inc.	158,690
9,869	Seiko Epson Corp.	208,360
2,641	Sekisui Chemical Co., Ltd.	42,041
5,200	Seven & I Holdings Co., Ltd. - Series A	197,752
42,184	Sharp Corp.	97,604
2,911	Shimadzu Corp.	46,247
1,630	Shimamura Co., Ltd.	203,233
690	Shin-Etsu Chemical Co., Ltd.	53,398
3,592	Shionogi & Co., Ltd.	171,672
13,363	Shiseido Co., Ltd.	337,736
2,026	SoftBank Group Corp.	134,069
17,361	Sony Corp.	485,100
37,242	Start Today Co., Ltd.	641,542
29,029	Sumitomo Chemical Co., Ltd.	137,607
29,980	Sumitomo Corp.	351,948
11,455	Sumitomo Dainippon Pharma Co., Ltd.	196,617
15,012	Sumitomo Mitsui Financial Group, Inc.	571,702
5,500	Sumitomo Mitsui Trust Holdings, Inc.	196,783
9,941	Sumitomo Rubber Industries, Ltd.	157,290
3,984	Sundrug Co., Ltd.	275,459
8,383	Suntory Beverage & Food Ltd.	347,237
6,157	Suzuken Co., Ltd.	201,103
1,569	Suzuki Motor Corp.	55,086
7,997	Sysmex Corp.	462,062
14,697	T&D Holdings, Inc.	193,962
2,132	Taisho Pharmaceutical Holdings Co., Ltd.	176,741
7,745	Takashimaya Co., Ltd.	63,755
6,648	Teijin, Ltd.	134,323
6,158	Terumo Corp.	227,017
16,379	The Kansai Electric Power Co., Inc.	178,558

11,444	The Yokohama Rubber Co., Ltd.	204,564
11,354	Toho Gas Co., Ltd.	92,215
1,030	Tokio Marine Holdings, Inc.	42,171
3,777	Tokyo Electron, Ltd.	355,225
9,609	Tokyo Gas Co., Ltd.	43,376
16,000	TonenGeneral Sekiyu KK	168,484
10,324	Toppan Printing Co., Ltd.	98,441
37,818	Toshiba Corp.	91,351
2,462	TOTO Ltd.	97,246
6,500	Toyo Seikan Group Holdings, Ltd.	120,872
5,422	Toyoda Gosei Co., Ltd.	126,545
8,081	Toyota Motor Corp.	473,776
11,054	Toyota Tsusho Corp.	287,318
988	Trend Micro, Inc.	35,068
993	Tsuruha Holdings, Inc.	93,980
5,062	Unicharm Corp.	110,555
10,500	Yamada Denki Co., Ltd.	56,537
2,451	Yamaha Corp.	74,737
31,775	Yamazaki Baking Co., Ltd.	612,604
3,723	Yaskawa Electric Corp.	57,725
11,287	Yokogawa Electric Corp.	162,955

		38,432,559

	Jersey - 1.93%
428,658	Glencore Plc (a)	1,448,394
18,870	Petrofac, Ltd.	201,940
1,704	Randgold Resources, Ltd.	130,915
6,637	Shire Plc	378,970
10,356	Wolseley Plc	632,198
25,823	WPP Plc	574,654

		3,367,071

	Luxembourg - 0.27%
21,931	ArcelorMittal SA (a)	161,139
1,330	Millicom International Cellular SA	56,677
3,490	RTL Group SA	255,690

		473,506

	Mexico - 0.11%
12,797	Fresnillo Plc	190,093

	Netherlands - 3.78%
702	Akzo Nobel NV	43,866
1,367	ASML Holding NV	153,201
4,777	Boskalis Westminster	165,725
46,431	CNH Industrial NV	402,883
9,142	EXOR NV	393,171
75,293	Fiat Chrysler Automobiles NV	684,930
1,565	Gemalto NV	90,381
5,795	Heineken Holding NV	402,989
2,275	Heineken NV	170,484
28,904	ING Groep NV	406,934
28,326	Koninklijke Ahold Delhaize NV	596,632
2,953	Koninklijke DSM NV	176,966
5,050	Koninklijke Philips Electronics NV	154,389
2,450	Koninklijke Vopak NV	115,591
12,614	NN Group NV	427,017
8,199	QIAGEN NV (a)	229,764
9,810	Randstad Holding NV	531,386
12,469	Reed Elsevier NV	209,723
26,661	STMicroelectronics NV	302,189
16,555	Unilever NV	680,062
6,906	Wolters Kluwer NV	249,785

		6,588,068

	New Zealand - 0.29%
53,213	Auckland International Airport, Ltd.	230,812
14,997	Fletcher Building Ltd.	110,194
32,102	Meridian Energy, Ltd.	57,910
46,868	Telecom Corp.	110,900

		509,816

	Norway - 0.83%
4,791	DNB ASA	71,124
9,022	Gjensidige Forsikring ASA	143,031
15,316	Marine Harvest ASA	276,921

1,000	Thor Industries, Inc. (a)	64,740
61,545	Norsk Hydro ASA	293,738
19,757	Orkla ASA	178,776
9,469	Schibsted ASA - Class A	216,719
10,053	Schibsted ASA - Class B	212,763
2,858	Telenor ASA	42,661

		1,435,733

	Portugal - 0.45%
95,208	EDP - Energias de Portugal SA	289,771
8,919	Galp Energia SGPS SA	132,967
22,926	Jeronimo Martins SGPS SA	355,575

		778,313

	Singapore - 1.14%
14,400	DBS Group Holdings, Ltd.	171,804
3,212	Jardine Cycle & Carriage, Ltd.	91,221
46,400	Oversea-Chinese Banking Corp. Ltd.	284,972
28,367	SATS Ltd.	94,910
76,800	Singapore Exchange, Ltd.	378,717
144,287	StarHub Ltd.	279,318
13,700	United Overseas Bank, Ltd.	192,470
84,597	Wilmar International, Ltd.	208,993
504,600	Yangzijiang Shipbuilding Holdings, Ltd.	282,934

		1,985,339

	Spain - 2.75%
17,308	ACS, Actividades de Construccion y Servicios SA	546,200
1,929	Aena SA (Acquired 02/24/2016 through 06/01/2016, Cost $243,746) (e)	262,810
8,569	Amadeus IT Holding SA - Class A	388,641
37,441	Banco Bilbao Vizcaya Argentaria SA	252,313
196,350	Banco de Sabadell SA	272,844
139,895	Banco Santander Central Hispano SA	727,774
48,998	Bankia SA	49,931
66,709	Distribuidora Internacional de Alimentación SA	327,181
7,509	Endesa SA	158,801
50,287	Iberdrola SA	329,275
14,627	Inditex de Diseno Textil SA	498,285
108,785	Mapfre SA	331,371
39,810	Repsol SA	559,458
9,828	Telefonica SA	90,736

		4,795,620

	Sweden - 1.68%
4,196	Assa Abloy AB - Series B	77,641
5,766	Atlas Copco AB - Class A	174,921
3,625	Atlas Copco AB - Class B	98,554
10,055	Boliden AB	261,179
5,760	Electrolux AB - Series B	142,624
23,405	Hennes & Mauritz AB - Series B	648,813
4,466	Hexagon AB - Class B	159,061
18,887	Husqvarna AB - Class B	146,546
1,913	L E Lundbergforetagen AB - Series B	117,121
8,600	Sandvik AB	106,090
12,166	Securitas AB - Series B	190,834
9,323	Skanska AB - Class B	219,504
3,267	Svenska Handelsbanken AB - Class A	45,249
4,025	Swedbank AB - A Shares	96,980
6,179	Swedish Match AB	196,047
11,966	Telefonaktiebolaget LM Ericsson - Series B	70,132
15,566	Volvo AB - Class B	181,220

		2,932,516

	Switzerland - 7.76%
17,412	ABB, Ltd.	366,378
3,584	Actelion, Ltd.	774,533
2,279	Adecco SA	148,766
6,424	Aryzta AG	282,504
488	Baloise Holding AG	61,407
105	Barry Callebaut AG	128,281
819	Cie Financiere Richemont SA	54,128
934	EMS-Chemie Holding AG	474,314
189	Galenica AG	212,974
577	Geberit AG	231,006
58	Givaudan SA	106,150
4,042	Kuehne & Nagel International AG	533,539

2,475	Lonza Group AG	427,752
36,980	Nestle SA	2,649,158
20,654	Novartis AG	1,502,031
1,869	Partners Group Holding AG	874,950
7,775	Roche Holding AG	1,772,331
750	Schindler Holding AG	130,911
227	SGS SA	461,210
51	Sika AG	244,691
885	Sonova Holding AG	107,076
1,628	Swiss Life Holding AG	459,876
2,090	Swiss Prime Site AG	171,018
4,572	Swiss Re AG	432,570
467	Syngenta AG	184,513
587	The Swatch Group AG - Group I	182,183
2,717	The Swatch Group AG - Group N	165,814
14,819	UBS Group AG	231,702
512	Zurich Insurance Group AG	140,708

		13,512,474

	United Kingdom - 12.81%
51,345	3i Group Plc	444,157
32,776	Admiral Group Plc	737,106
11,916	Anglo American Plc (a)	168,360
3,597	Ashtead Group Plc	69,927
2,039	Associated British Foods Plc	68,801
12,172	AstraZeneca Plc	664,690
96,003	Auto Trader Group Plc	482,660
3,185	Babcock International Group Plc	37,358
20,436	BAE Systems Plc	148,643
44,151	Barratt Developments Plc	251,005
104,301	BP Plc	653,286
16,957	British American Tobacco Plc	961,051
26,654	British Sky Broadcasting Group Plc	324,939
37,236	BT Group Plc	168,096
7,148	Bunzl Plc	185,573
34,058	Burberry Group Plc	627,656
3,940	Carnival Plc	199,639
21,321	Coca-Cola HBC AG	464,273
14,020	Compass Group Plc	259,113
914	Croda International Plc	35,947
1,575	DCC Plc	117,072
12,021	Diageo Plc	311,945
28,300	Direct Line Insurance Group Plc	128,798
11,522	Experian Plc	223,086
45,041	GlaxoSmithKline Plc	865,175
39,918	Hargreaves Lansdown Plc	593,999
181,971	HSBC Holdings Plc	1,468,263
13,941	Imperial Tobacco Group Plc	607,560
2,823	InterContinental Hotels Group Plc	126,229
36,574	International Consolidated Airlines Group SA	197,030
4,418	Intertek Group	189,348
35,456	J. Sainsbury Plc	108,973
1,345	Johnson Matthey Plc	52,626
70,912	Kingfisher Plc	305,518
38,937	Legal & General Group Plc	118,618
3,953	London Stock Exchange Group Plc	141,285
71,969	Marks & Spencer Group Plc	310,022
19,262	Mediclinic International Plc	182,969
26,161	Meggitt Plc	147,737
16,812	Merlin Entertainments Plc	92,811
29,095	National Grid Plc	339,941
6,692	Next Plc	410,528
7,150	Persimmon Plc	155,997
11,806	Provident Financial Plc	412,886
15,618	Prudential Plc	311,698
5,555	Reckitt Benckiser Group Plc	470,556
13,922	Reed Elsevier Plc	248,099
2,106	Rio Tinto Ltd.	90,224
5,556	Rio Tinto Plc	212,118
7,516	Rolls-Royce Holdings Plc (a)	61,733
22,455	Royal Dutch Shell Plc - Class A	619,841

18,600	Royal Dutch Shell Plc - Class B 534,417
95,542	Royal Mail Plc	543,101
11,948	RSA Insurance Group Plc	86,161
1,486	Schroders Plc	54,578
23,711	Smith & Nephew Plc	355,886
6,457	Smiths Group Plc	112,398
5,008	SSE Plc	95,624
15,840	St. James’s Place Plc	197,586
10,820	Tate & Lyle	94,163
237,231	Tesco Plc (a)	604,895
71,369	The Sage Group Plc	575,311
3,609	The Weir Group Plc	83,871
17,477	Unilever Plc	706,772
156,416	Vodafone Group Plc	384,923
136,239	William Hill Plc	486,614
276,283	Wm Morrison Supermarkets Plc	784,727
10,821	Worldpay Group Plc	35,927

		22,311,919

	Total Common Stocks (Cost $156,127,731)	167,608,600

	INVESTMENT COMPANIES - 1.40%
	Canada - 0.12%
8,019	iShares MSCI Canada ETF (b)	209,697

	Japan - 1.28%
38,730	iShares MSCI EAFE ETF	2,235,883

	Total Investment Companies (Cost $2,472,013)	2,445,580

	PARTICIPATORY NOTES - 0.11%
	Switzerland - 0.11%
1,130	Schindler Holding AG (f)	199,008

	Total Participatory Notes (Cost $170,860)	199,008

	PREFERRED STOCKS - 0.38%
	Germany - 0.38%
10,451	FUCHS PETROLUB SE - Preference Shares	437,787
1,474	Henkel AG & Co. KGaA - Preference Shares	175,465
286	Volkswagen AG - Preference Shares	40,017

	Total Preferred Stocks (Cost $675,305)	653,269

	REAL ESTATE INVESTMENT TRUSTS - 1.08%
	Australia - 0.39%
14,868	Dexus Property Group	103,142
14,673	Goodman Group	75,355
84,003	Mirvac Group	129,003
63,034	Scentre Group, Ltd.	211,006
26,023	Stockland	85,972
32,268	Vicinity Centres	69,587

		674,065

	France - 0.13%
1,624	Gecina SA	224,304

	Hong Kong - 0.09%
24,764	Link REIT	160,547

	Japan - 0.43%
60	Daiwa House REIT Investment Corp.	152,109
26	Japan Prime Realty Investment Corp.	102,578
30	Japan Real Estate Investment Corp.	163,839
18	Nippon Building Fund, Inc.	99,786
26	Nippon Prologis REIT, Inc.	53,167
55	Nomura Real Estate Master Fund, Inc.	83,244
64	United Urban Investment Corp.	97,630

		752,353

	Singapore - 0.02%
32,736	CapitaLand Commercial Trust	33,351

	United Kingdom - 0.02%
3,361	Land Securities Group Plc	44,154

	Total Real Estate Investment Trusts (Cost $2,002,331)	1,888,774

	SHORT TERM INVESTMENTS - 0.22%
	Money Market Funds - 0.22%
381,072	Deutsche Government Money Market Series - Institutional Shares
	Effective Yield, 0.45% (g)	381,072

	Total Short Term Investments (Cost $381,072)	381,072

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL—0.25%
	Money Market Funds - 0.25%
427,562	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 0.98% (g)	427,562

	Total Investments Purchased as Securities Lending Collateral (Cost $427,562)	427,562

	Total Investments (Cost $162,256,874) - 99.70%	173,603,865
	Other Assets in Excess of Liabilities - 0.30%	521,823

	TOTAL NET ASSETS - 100.00%	$174,125,688

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $221,261, which represents 0.13% of total net assets.
(d)	As of December 31, 2016, the Fund has fair valued this security. The value of this security was $221,261, which represents 0.13% of total net assets.
(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as an illiquid security according to the Fund’s liquidity guidelines. The value of this security is $262,810, which represents 0.15% of total net assets.
(f)	Represents the value of underlying security. Each Fund may invest in participatory notes (“participation notes”). Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange.) Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies. The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.
(g)	Seven-day yield as of December 31, 2016.

GuideMark® World ex-US Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2016

COMMON STOCKS
Aerospace & Defense	0.62%
Air Freight & Logistics	0.76%
Airlines	0.68%
Auto Components	0.70%
Automobiles	2.20%
Banks	8.94%
Beverages	1.46%
Biotechnology	0.86%
Building Products	0.41%
Capital Markets	2.55%
Chemicals	2.84%
Commercial Services & Supplies	0.78%
Communications Equipment	0.04%
Construction & Engineering	1.69%
Construction Materials	0.46%
Consumer Finance	0.51%
Containers & Packaging	0.12%
Distributors	0.05%
Diversified Consumer Services	0.06%
Diversified Financial Services	1.06%
Diversified Telecommunication Services	1.91%
Electric Utilities	1.62%
Electrical Equipment	1.43%
Electronic Equipment, Instruments & Components	1.15%
Energy Equipment & Services	0.51%
Food & Staples Retailing	4.12%
Food Products	4.79%
Gas Utilities	0.20%
Health Care Equipment & Supplies	1.49%
Health Care Providers & Services	0.64%
Health Care Technology	0.16%
Hotels, Restaurants & Leisure	2.00%

Household Durables	1.26%
Household Products	1.01%
Independent Power and Renewable Electricity Producers	0.03%
Industrial Conglomerates	0.84%
Insurance	5.50%
Internet & Direct Marketing Retail	0.62%
Internet Software & Services	1.09%
IT Services	1.46%
Leisure Products	0.56%
Life Sciences Tools & Services	0.38%
Machinery	1.53%
Marine	0.65%
Media	1.36%
Metals & Mining	3.57%
Multiline Retail	0.81%
Multi-Utilities	0.39%
Oil, Gas & Consumable Fuels	3.68%
Paper & Forest Products	0.38%
Personal Products	1.42%
Pharmaceuticals	5.82%
Professional Services	1.21%
Real Estate Management & Development	1.45%
Road & Rail	0.45%
Semiconductors & Semiconductor Equipment	0.64%
Software	1.89%
Specialty Retail	2.61%
Technology Hardware, Storage & Peripherals	0.68%
Textiles, Apparel & Luxury Goods	3.38%
Tobacco	1.05%
Trading Companies & Distributors	2.45%
Transportation Infrastructure	0.48%
Wireless Telecommunication Services	0.80%

TOTAL COMMON STOCKS	96.26%

INVESTMENT COMPANIES
Exchange Traded Funds	1.40%

TOTAL INVESTMENT COMPANIES	1.40%

PARTICIPATORY NOTES
Machinery	0.11%

TOTAL PARTICIPATORY NOTES	0.11%

PREFERRED STOCKS
Automobiles	0.02%
Chemicals	0.26%
Household Products	0.10%

TOTAL PREFERRED STOCKS	0.38%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	1.08%

TOTAL REAL ESTATE INVESTMENT TRUSTS	1.08%

SHORT TERM INVESTMENTS
Money Market Funds	0.22%

TOTAL SHORT TERM INVESTMENTS	0.22%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
Money Market Funds	0.25%

TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	0.25%

TOTAL INVESTMENTS	99.70%
Other Assets in Excess of Liabilities	0.30%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$162,256,874

Gross unrealized appreciation	28,095,810

Gross unrealized depreciation	(16,748,819)

Net unrealized appreciation	$11,346,991

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® Opportunistic Equity Fund

Schedule of Investments (Unaudited)

December 31, 2016

Number of Shares		Value
	COMMON STOCKS - 95.66%
	Aerospace & Defense - 1.92%
2,130	TransDigm Group, Inc. (a)	$530,285
6,331	United Technologies Corp. (a)	694,004

		1,224,289

	Air Freight & Logistics - 3.26%
32,432	Hub Group, Inc. - Class A (b)	1,418,900
5,815	United Parcel Service, Inc. - Class B (a)	666,632

		2,085,532

	Airlines - 3.05%
26,782	United Continental Holdings, Inc. (b)	1,951,872

	Auto Components - 1.49%
24,225	BorgWarner, Inc. (a)	955,434

	Automobiles - 1.19%
62,639	Ford Motor Co.	759,811

	Banks - 3.84%
26,083	BankUnited, Inc.	983,068
17,257	Citigroup, Inc.	1,025,583
8,820	East West Bancorp, Inc.	448,321

		2,456,972

	Beverages - 0.78%
3,255	Constellation Brands, Inc. - Class A	499,024

	Biotechnology - 3.21%
27,000	ARIAD Pharmaceuticals, Inc. (a)(b)	335,880
8,270	Celgene Corp. (b)	957,253
7,700	Gilead Sciences, Inc.	551,397
50,780	Merrimack Pharmaceuticals, Inc. (a)(b)	207,182

		2,051,712

	Building Products - 0.80%
3,325	Lennox International, Inc. (a)	509,290

	Capital Markets - 0.51%
8,210	The Charles Schwab Corp.	324,049

	Chemicals - 2.71%
34,257	Axalta Coating Systems, Ltd. (b)	931,790
14,000	The Dow Chemical Co.	801,080

		1,732,870

	Communications Equipment - 0.52%
2,660	Palo Alto Networks, Inc. (b)	332,633

	Consumer Finance - 1.38%
12,279	Discover Financial Services (a)	885,193

	Containers & Packaging - 0.98%
12,880	Berry Plastics Group, Inc. (a)(b)	627,642

	Distributors - 0.59%
12,380	LKQ Corp. (b)	379,447

	Diversified Financial Services - 0.73%
4,055	CME Group, Inc.	467,744

	Electrical Equipment - 0.74%
9,770	AMETEK, Inc.	474,822

	Energy Equipment & Services - 0.99%
9,770	Baker Hughes, Inc.	634,757

	Food Products - 1.44%
6,560	Kellogg Co.	483,538
5,470	Post Holdings, Inc. (a)(b)	439,733

		923,271

	Health Care Equipment & Supplies - 1.81%
9,010	Hill-Rom Holdings, Inc. (a)	505,821
9,710	STERIS Plc (a)	654,357

		1,160,178

	Hotels, Restaurants & Leisure - 2.69%
2,270	Marriott International, Inc. - Class A	187,684
4,030	McDonald’s Corp.	490,532
6,469	Vail Resorts, Inc. (a)	1,043,514

		1,721,730

	Household Durables - 4.13%
10,080	Installed Building Products, Inc. (b)	416,304
13,570	Newell Rubbermaid, Inc. (a)	605,901
471	NVR, Inc. (b)	786,099
4,572	Whirlpool Corp. (a)	831,052

		2,639,356

	Industrial Conglomerates - 0.70%
14,100	General Electric Co.	445,560

	Insurance - 7.30%
8,387	Berkshire Hathaway, Inc. - Class B (b)	1,366,913
3,845	Chubb Limited	508,001
22,402	Loews Corp.	1,049,086
20,586	MetLife, Inc.	1,109,380
5,203	Willis Towers Watson Plc	636,223

		4,669,603

	Internet & Direct Marketing Retail - 1.37%
1,165	Amazon.com, Inc. (a)(b)	873,598

	Internet Software & Services - 5.99%
2,568	Alphabet, Inc. - Class A (b)	2,035,011
1,213	Alphabet, Inc. - Class C (b)	936,218
7,480	Facebook, Inc. - Class A (b)	860,574

		3,831,803

	IT Services - 2.52%
11,700	PayPal Holdings, Inc. (b)	461,799
5,900	Vantiv, Inc. - Class A (b)	351,758
10,200	Visa, Inc. - Class A (a)	795,804

		1,609,361

	Life Sciences Tools & Services - 0.91%
1,395	Mettler-Toledo International, Inc. (b)	583,891

	Machinery - 2.91%
13,185	Colfax Corp. (a)(b)	473,737
4,830	Danaher Corp. (a)	375,967
9,838	Deere & Co. (a)	1,013,708

		1,863,412

	Media - 6.68%
2,657	Charter Communications, Inc. - Class A (b)	765,004
41,981	Liberty Global Plc - Class A (b)	1,284,199
4,720	The Walt Disney Co. (a)	491,918
63,392	Twenty-First Century Fox, Inc. - Class B	1,727,432

		4,268,553

	Multiline Retail - 1.43%
12,380	Dollar General Corp.	916,987

	Oil, Gas & Consumable Fuels - 0.91%
2,631	Cimarex Energy Co.	357,553
2,590	Tesoro Corp. (a)	226,495

		584,048

	Personal Products - 0.81%
28,160	Coty, Inc. - Class A (a)	515,610

	Pharmaceuticals - 5.57%
52,200	Abbott Laboratories (a)	2,005,002
4,171	Allergan Plc (a)(b)	875,952
9,720	Bristol-Myers Squibb Co.	568,037
9,120	Nektar Therapeutics (a)(b)	111,902

		3,560,893

	Road & Rail - 3.06%
24,846	Avis Budget Group (b)	911,351
4,470	Ryder System, Inc.	332,747
6,870	Union Pacific Corp.	712,282

		1,956,380

	Semiconductors & Semiconductor Equipment - 1.42%
10,730	Intel Corp.	389,177
40,520	ON Semiconductor Corp. (a)(b)	517,035

		906,212

	Software - 4.13%
17,720	Microsoft Corp.	1,101,121
7,610	Red Hat, Inc. (b)	530,417
10,040	salesforce.com, Inc. (b)	687,338
4,340	ServiceNow, Inc. (a)(b)	322,636

		2,641,512

	Specialty Retail - 1.94%
16,493	The TJX Companies, Inc. (a)	1,239,119

	Technology Hardware, Storage & Peripherals - 4.52%
24,969	Apple, Inc.	2,891,910

	Thrifts & Mortgage - 2.36%
83,553	Nationstar Mortgage Holdings, Inc. (a)(b)	1,508,967

	Trading Companies & Distributors - 2.37%
10,395	Fastenal Co. (a)	488,357
13,070	HD Supply Holdings, Inc. (b)	555,606
3,185	Watsco, Inc.	471,762

		1,515,725

	Total Common Stocks (Cost $49,568,194)	61,180,772

	REAL ESTATE INVESTMENT TRUSTS - 0.52%
	Real Estate Investment Trusts - 0.52%
13,970	STAG Industrial, Inc.	333,464

	Total Real Estate Investment Trusts (Cost $320,710)	333,464

	SHORT TERM INVESTMENTS - 3.79%
	Money Market Funds - 3.79%
2,423,197	Deutsche Government Money Market Series - Institutional Shares
	Effective Yield, 0.45% (c)	2,423,197

	Total Short Term Investments (Cost $2,423,197)	2,423,197

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 25.91%
	Money Market Funds - 25.91%
16,570,714	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.98% (c)	16,570,714

	Total Investments Purchased as Securities Lending Collateral (Cost $16,570,714)	16,570,714

	Total Investments (Cost $68,882,815) - 125.88%	80,508,147
	Other Liabilities in Excess of Assets - (25.88)%	(16,552,731)

	TOTAL NET ASSETS - 100.00%	$63,955,416

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$68,882,815

Gross unrealized appreciation	12,559,790
Gross unrealized depreciation	(934,458)

Net unrealized appreciation	$11,625,332

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
December 31, 2016

Principal Amount		Value
	ASSET BACKED SECURITIES - 11.19%
450,000	Ally Auto Receivables Trust
	Series 2015-1, 1.390%, 09/16/2019	$450,406
	Ally Master Owner Trust
795,000	Series 2012-5, 1.540%, 09/15/2019	796,249
305,000	Series 2014-5, 1.600%, 10/15/2019	305,524
250,000	Americredit Automobile Receivables Trust
	Series 2016-4, 1.530%, 07/08/2021	247,359
305,000	AMMC CLO XIV Ltd.
	Series 2014-14A, 2.332%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	305,448
500,000	Apidos CLO XII
	Series 2013-12A, 1.980%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	499,072
260,000	ARI Fleet Lease Trust
	Series 2014-A, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	260,040
270,000	Atlas Senior Loan Fund VI Ltd.
	Series 2014-6A, 2.420%, 10/15/2026 (Acquired 08/28/2014, Cost $269,865) (a)(b)	269,999
500,000	Atrium X
	Series 10A, 2.000%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	499,998
575,000	Babson CLO Ltd.
	Series 2013-IA, 1.981%, 04/20/2025 (Acquired 05/03/2013, Cost $575,000) (a)(b)	574,998
535,000	BMW Vehicle Lease Trust
	Series 2016-1, 1.340%, 01/22/2019	535,031
735,000	Capital One Multi-Asset Execution Trust
	Series 2016-3A, 1.340%, 04/15/2022	726,986
	Carlyle Global Market Strategies CLO
555,000	Series 2013-3A, 2.001%, 07/15/2025 (Acquired 06/10/2013, Cost $553,835) (a)(b)	554,757
250,000	Series 2014-4A, 3.330%, 10/15/2026 (Acquired 03/05/2015, Cost $250,826) (a)(b)	250,062
320,000	Series 2015-2A, 2.356%, 04/27/2027 (Acquired 04/01/2015, Cost $320,000) (a)(b)	320,588
231,242	CarMax Auto Owner Trust
	Series 2013-3, 1.490%, 01/15/2019	231,542
325,000	Cent CLO 23 Ltd.
	Series 2015-23A, 2.370%, 04/17/2026 (Acquired 03/19/2015, Cost $325,000) (a)(b)	324,886
	Chase Issuance Trust
345,000	Series 2007-B1, 0.954%, 04/15/2019 (a)	344,916
645,000	Series 2016-2, 1.370%, 06/15/2021	639,125
365,000	CIFC Funding Ltd.
	Series 2013-1A, 2.030%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	365,201
62,107	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032 (a)	37,142
	CPS Auto Receivables Trust
3,438	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $3,438) (b)	3,437
16,352	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $16,351) (b)	16,355
27,308	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $27,304) (b)	27,306
39,069	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $39,064) (b)	38,944
175,504	Credit Acceptance Auto Loan Trust
	Series 2014-2A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $175,472) (b)	175,763
72,923	Drive Auto Receivables Trust
	Series 2015-BA, 2.120%, 06/17/2019 (Acquired 05/20/2015, Cost $72,917) (b)	72,943
270,000	Dryden 38 Senior Loan Fund
	Series 2015-38A, 2.310%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (a)(b)	269,999
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	487,590
790,000	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4, 1.400%, 08/15/2019	790,647
400,000	Galaxy XV CLO, Ltd.
	Series 2013-15A, 2.130%, 04/15/2025 (Acquired 01/29/2016, Cost $392,600) (a)(b)	399,998
370,000	Galaxy XIX CLO, Ltd.
	Series 2015-19A, 2.432%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	370,028
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-22A, 2.800%, 07/16/2028 (Acquired 06/13/2016, Cost $295,000) (b)	286,637
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 1.160%, 05/25/2036 (a)	90,223
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (Acquired 05/20/2015, Cost $300,000) (b)	291,807
515,000	Honda Auto Receivables Owner Trust
	Series 2016-2, 1.390%, 04/15/2020	514,294
100,000	Lendmark Funding Trust
	Series 2016-A, 3.260%, 04/21/2025 (Acquired 10/26/2016, Cost $99,989) (j)	99,417
261,165	Madison Park Funding XI Ltd.
	Series 2013-11A, 2.162%, 10/23/2025 (Acquired 10/29/2015, Cost $256,542) (a)(b)	261,126
297,232	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 1.776%, 10/25/2033 (a)	285,041
	NRZ Advance Receivables Trust
147,000	Series 2016-T2, 2.575%, 10/15/2049 (Acquired 10/14/2016, Cost $147,000) (b)	144,985
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (Acquired 11/22/2016, Cost $136,000) (b)	134,176
325,000	Oaktree EIF II Ltd.
	Series 2015-B1A, 2.456%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	325,101
275,000	OCP CLO Ltd.
	Series 2015-8A, 2.410%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	275,381
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 2.000%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	409,582
280,000	OHA Credit Partners VIII, Ltd.
	Series 2013-8A, 2.001%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	279,730
450,000	OZLM Funding V Ltd.
	Series 2013-5A, 2.380%, 01/20/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	453,125
300,000	OZLM XII Ltd.
	Series 2015-12A, 2.337%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	300,251
135,000	Prestige Auto Receivables Trust
	Series 2014-1A, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,011) (b)	135,320
445,000	Race Point VIII CLO Ltd.
	Series 2013-8A, 2.161%, 02/20/2025 (Acquired 02/06/2013, Cost $445,000) (a)(b)	445,075
300,000	Santander Drive Auto Receivables Trust
	Series 2015-2, 1.830%, 01/15/2020	300,219
250,000	Shackleton 2014-VI CLO Ltd.
	Series 2014-6A, 2.360%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)	250,738
94,832	SoFi Consumer Loan Program LLC
	Series 2016-2, 3.090%, 10/27/2025 (Acquired 07/26/2016, Cost $94,817) (j)	94,621
257,000	Sound Point CLO IV Ltd.

	Series 2013-3A, 2.251%, 01/21/2026 (Acquired 03/27/2015, Cost $255,586) (a)(b)	256,998
315,000	Sound Point CLO VIII Ltd.
	Series 2015-1A, 2.410%, 03/13/2027 (Acquired 03/05/2015, Cost $314,212) (a)(b)	315,029
71,060	Springleaf Funding Trust
	Series 2014-AA, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $71,048) (b)	71,089
	Towd Point Mortgage Trust
113,311	Series 2016-2, 2.750%, 08/25/2055 (Acquired 05/20/2016, Cost $113,311) (b)	115,053
132,400	Series 2016-3, 2.250%, 08/25/2055 (Acquired 07/22/2016, Cost $132,210) (b)	131,666
557,288	Volkswagen Auto Lease Trust
	Series 2015-A, 1.250%, 12/20/2017	557,371
305,000	Voya CLO Ltd.
	Series 2015-1A, 2.362%, 04/18/2027 (Acquired 03/03/2015, Cost $304,688) (a)(b)	305,435

	Total Asset Backed Securities (Cost $18,346,423)	18,321,829

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.13%
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.743%, 12/07/2032 (Acquired 12/10/2013, Cost $163,618) (a)(b)	168,273
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $154,305) (b)	152,166
46,626	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW15, 5.331%, 02/11/2044	46,653
62,262	Chase Mortgage Finance Trust
	Series 2007-A1, 3.176%, 02/25/2037 (a)	60,288
	Citigroup Commercial Mortgage Trust
145,000	Series 2014-GC21, 3.855%, 05/10/2047	152,938
216,976	Series 2016-P4, 2.902%, 07/12/2049	210,628
49,826	COBALT CMBS Commercial Mortgage Trust
	Series 2007-C2, 5.484%, 04/15/2047 (a)	49,958
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $121,802) (b)	130,093
33,000	Series 2013-CR9, 4.232%, 07/12/2045 (a)	35,837
295,267	Series 2014-CR21, 3.528%, 12/10/2047	304,473
210,000	Series 2015-LC19, 3.183%, 02/10/2048	212,004
300,000	Series 2015-CR26, 3.630%, 10/13/2048	309,498
152,932	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.095%, 12/10/2049 (a)	155,928
	Countrywide Home Loans, Inc.
16,814	Series 2004-HYB6, 3.094%, 11/20/2034 (a)	16,218
91,139	Series 2005-11, 1.184%, 03/25/2035 (a)	78,426
	CSAIL Commercial Mortgage Trust
301,000	Series 2015-C3, 3.718%, 08/17/2048 (a)	313,472
296,000	Series 2015-C4, 3.808%, 11/18/2048	308,937
70,000	Series 2016-C5, 3.757%, 11/18/2048	72,983
399,254	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $436,710) (b)	439,205
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $148,891) (b)	151,740
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,156) (b)	145,243
865,000	Series 2013-GC16, 3.033%, 11/13/2046	883,329
296,000	Series 2015-GS1, 3.734%, 11/13/2048 (a)	309,959
	JP Morgan Chase Commercial Mortgage Securities Trust
140,553	Series 2012-WLDN, 3.905%, 05/07/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $141,016) (b)	146,210
92,000	Series 2013-C16, 4.166%, 12/15/2046	99,031
134,241	Series 2007-CB19, 5.713%, 02/12/2049 (a)	135,057
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-C12, 3.157%, 07/17/2045	1,239,709
145,000	Series 2014-C19, 3.997%, 04/17/2047	154,306
	Lehman Brothers-UBS Commercial Mortgage Trust
68,967	Series 2007-C2, 5.430%, 02/15/2040	69,110
114,178	Series 2007-C6, 5.858%, 07/15/2040 (a)	114,991
127,227	ML-CFC Commercial Mortgage Trust
	Series 2007-9, 5.700%, 09/12/2049	129,783
167,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C20, 3.249%, 02/15/2048	168,382
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $189,144) (b)	191,541
163,159	Series 2007-IQ14, 5.692%, 04/15/2049 (a)	163,534
118,387	Series 2007-IQ16, 5.809%, 12/12/2049	120,149
	New Residential Mortgage Loan Trust
158,568	Series 2016-2, 3.750%, 11/25/2035 (Acquired 05/25/2016, Cost $163,350) (b)	161,642
127,021	Series 2016-4, 3.750%, 11/25/2056 (Acquired 12/01/2016, Cost $130,840) (b)	130,865
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $144,258) (b)	138,342
	SBA Tower Trust
210,000	Series 2013-1-2, 3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	210,860
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	156,280
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	73,005
	Springleaf Mortgage Loan Trust
122,427	Series 2013-2A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $121,185) (a)(b)	122,271
155,171	Series 2013-2A, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	156,036
	Wells Fargo Commercial Mortgage Trust
210,000	Series 2014-LC16, 3.817%, 08/17/2050	220,483
111,369	Series 2015-LC22, 3.839%, 09/17/2058	116,884
	Wells Fargo-RBS Commercial Mortgage Trust
805,000	Series 2014-C19, 3.660%, 03/15/2047	842,882
250,281	Series 2014-C20, 3.995%, 05/17/2047	265,968

	Total Collateralized Mortgage Obligations (Cost $10,062,816)	10,035,570

	CORPORATE OBLIGATIONS - 37.19%
	Aerospace & Defense - 0.27%
20,000	BAE Systems Holdings, Inc.
	2.850%, 12/15/2020 (Acquired 12/03/2015, Cost $19,929) (b)	20,048
45,000	BAE Systems Plc
	4.750%, 10/11/2021 (Acquired 04/22/2016, Cost $48,908) (b)	48,711
	Lockheed Martin Corp.
20,000	2.500%, 11/23/2020	20,187
60,000	4.700%, 05/15/2046	65,530
300,000	Northrop Grumman Corp.
	3.850%, 04/15/2045	285,786

		440,262

	Air Freight & Logistics - 0.05%
	FedEx Corp.
50,000	4.100%, 02/01/2045	47,007
30,000	4.550%, 04/01/2046	30,352

		77,359

	Auto Components - 0.20%
315,000	Delphi Corp.
	4.150%, 03/15/2024	325,167
	Automobiles - 0.14%
65,000	Ford Motor Co.
	4.346%, 12/08/2026	65,811
160,000	General Motors Co.
	5.000%, 04/01/2035	156,480

		222,291

	Banks - 5.49%
	Bank of America Corp.
590,000	2.250%, 04/21/2020	587,024
85,000	2.625%, 04/19/2021	84,502
175,000	2.503%, 10/21/2022	169,473
215,000	4.100%, 07/24/2023	224,912
135,000	4.000%, 01/22/2025	135,400
85,000	4.183%, 11/25/2027	85,225
200,000	6.110%, 01/29/2037	235,176
565,000	5.000%, 01/21/2044	621,103
390,000	BB&T Corp.
	1.450%, 01/12/2018	389,416
220,000	BPCE SA
	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	224,001
	Citigroup, Inc.
335,000	4.400%, 06/10/2025	343,323
375,000	3.700%, 01/12/2026	373,779
90,000	3.200%, 10/21/2026	86,239
310,000	4.300%, 11/20/2026	313,456
175,000	4.450%, 09/29/2027	178,207
205,000	Fifth Third Bancorp
	2.875%, 07/27/2020	207,767
200,000	HSBC Holdings Plc
	4.250%, 08/18/2025	202,192
	JPMorgan Chase & Co.
75,000	2.295%, 08/15/2021	73,659
130,000	4.500%, 01/24/2022	140,291
80,000	2.112%, 10/24/2023 (a)	81,673
325,000	3.875%, 09/10/2024	329,390
170,000	3.300%, 04/01/2026	167,232
90,000	2.950%, 10/01/2026	86,012
155,000	4.250%, 10/01/2027	159,594
5,000	5.600%, 07/15/2041	5,992
170,000	KeyCorp
	5.100%, 03/24/2021 (c)	186,078
300,000	PNC Bank NA
	2.400%, 10/18/2019	302,881
290,000	PNC Funding Corp.
	3.300%, 03/08/2022	298,339
55,000	Santander UK Plc
	2.350%, 09/10/2019	55,056
425,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	431,619
650,000	U.S. Bancorp
	1.950%, 11/15/2018	653,478
250,000	U.S. Bank National Association
	1.400%, 04/26/2019	247,365
	Wells Fargo & Co.
195,000	2.150%, 01/30/2020	194,165
240,000	2.550%, 12/07/2020	240,408
120,000	3.000%, 04/22/2026	114,645
190,000	4.300%, 07/22/2027	195,677
241,000	5.606%, 01/15/2044	273,664
35,000	4.900%, 11/17/2045	36,033
80,000	4.400%, 06/14/2046	76,750
180,000	4.750%, 12/07/2046	183,113

		8,994,309

	Beverages - 0.41%
150,000	Anheuser-Busch InBev Worldwide, Inc.
	8.200%, 01/15/2039	226,279
	Molson Coors Brewing Co.
285,000	3.000%, 07/15/2026	269,964
35,000	4.200%, 07/15/2046	32,765
150,000	Pernod Ricard SA
	3.250%, 06/08/2026 (Acquired 06/01/2016, Cost $149,163) (b)	144,218

		673,226

	Biotechnology - 0.56%
	AbbVie, Inc.
155,000	2.900%, 11/06/2022	153,305
45,000	3.200%, 05/14/2026 (c)	42,900
180,000	4.300%, 05/14/2036	172,076
200,000	Amgen, Inc.
	4.400%, 05/01/2045	192,470
115,000	Celgene Corp.
	5.250%, 08/15/2043	121,754
180,000	Genzyme Corp.
	5.000%, 06/15/2020	196,420
35,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	33,782

		912,707

	Capital Markets - 3.29%
645,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	682,671
	Morgan Stanley
150,000	5.950%, 12/28/2017	156,162
80,000	1.875%, 01/05/2018	80,139
145,000	2.500%, 01/24/2019	146,597
75,000	2.625%, 11/17/2021	74,181
10,000	4.875%, 11/01/2022	10,731
450,000	3.700%, 10/23/2024	456,128
635,000	3.125%, 07/27/2026 (c)	607,902

135,000	4.350%, 09/08/2026 138,614
50,000	3.950%, 04/23/2027	49,599
275,000	Raymond James Financial, Inc.
	3.625%, 09/15/2026	268,729
130,000	State Street Corp.
	2.550%, 08/18/2020	131,379
	The Bank of New York Mellon Corp.
435,000	1.300%, 01/25/2018	434,695
430,000	2.200%, 03/04/2019	433,199
	The Goldman Sachs Group, Inc.
390,000	5.950%, 01/18/2018	406,382
95,000	2.750%, 09/15/2020	95,492
360,000	2.875%, 02/25/2021	362,009
90,000	2.350%, 11/15/2021	87,540
175,000	4.000%, 03/03/2024	181,831
140,000	3.500%, 01/23/2025	138,378
175,000	6.750%, 10/01/2037	216,753
60,000	6.250%, 02/01/2041	74,627
115,000	5.150%, 05/22/2045	121,401
25,000	4.750%, 10/21/2045	26,496

		5,381,635

	Chemicals - 0.42%
260,000	LYB International Finance BV
	4.000%, 07/15/2023	272,036
190,000	Monsanto Co.
	1.150%, 06/30/2017	189,880
225,000	The Dow Chemical Co.
	3.500%, 10/01/2024	227,336

		689,252

	Commercial Services & Supplies - 0.09%
	ERAC USA Finance LLC
40,000	2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $39,945) (b)	39,410
85,000	7.000%, 10/15/2037 (Acquired 10/09/2015, Cost $103,744) (b)	108,024

		147,434

	Communications Equipment - 0.18%
	Cisco Systems, Inc.
155,000	1.400%, 09/20/2019	153,370
20,000	2.200%, 02/28/2021	19,969
120,000	QUALCOMM, Inc.
	3.000%, 05/20/2022	121,685

		295,024

	Construction Materials - 0.13%
200,000	CRH America, Inc.
	5.125%, 05/18/2045 (Acquired 05/12/2015, Cost $197,554) (b)	209,057

	Consumer Finance - 1.42%
217,000	American Express Co.
	4.050%, 12/03/2042	210,235
460,000	American Express Credit Corp.
	2.125%, 03/18/2019	461,982
300,000	Capital One Financial Corp.
	2.450%, 04/24/2019	302,062
400,000	Capital One NA
	1.650%, 02/05/2018	399,330
250,000	Caterpillar Financial Services Corp.
	1.350%, 05/18/2019	246,628
	PACCAR Financial Corp.
140,000	1.300%, 05/10/2019	138,389
165,000	2.200%, 09/15/2019	166,148
115,000	Synchrony Financial
	2.600%, 01/15/2019	115,636
285,000	Toyota Motor Credit Corp.
	2.125%, 07/18/2019	286,342

		2,326,752

	Diversified Financial Services - 2.55%
	American Honda Finance Corp.
305,000	1.700%, 02/22/2019	303,846
150,000	1.700%, 09/09/2021	144,856
	Anheuser-Busch InBev Finance, Inc.
70,000	1.900%, 02/01/2019	70,136
355,000	2.650%, 02/01/2021	357,376
360,000	3.650%, 02/01/2026 (c)	366,155
140,000	4.700%, 02/01/2036	147,722
285,000	4.900%, 02/01/2046 (c)	309,269
65,000	BAT International Finance Plc
	2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $64,897) (b)	65,380
380,000	Credit Suisse
	1.375%, 05/26/2017	380,110
175,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $174,657) (b)	174,732
200,000	Ford Motor Credit Co. LLC
	3.157%, 08/04/2020	201,656
	General Motors Financial Co., Inc.
280,000	3.100%, 01/15/2019	283,110
100,000	4.300%, 07/13/2025	99,375
45,000	5.250%, 03/01/2026	47,356
200,000	Hutchison Whampoa International Ltd.
	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	199,655
155,000	Intercontinental Exchange, Inc.
	2.750%, 12/01/2020	156,822
75,000	Kinder Morgan Finance Co. LLC
	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $77,357) (b)	78,110
20,000	Nasdaq, Inc.
	3.850%, 06/30/2026	19,907
190,000	National Rural Utilities Cooperative Finance Corp.
	1.650%, 02/08/2019	189,878
	Shell International Finance BV
335,000	1.625%, 11/10/2018	335,469
75,000	4.375%, 05/11/2045	76,159
180,000	4.000%, 05/10/2046	172,563

		4,179,642

	Diversified Telecommunication Services - 1.37%
	AT&T, Inc.
245,000	1.750%, 01/15/2018	245,212

175,000	4.450%, 04/01/2024 182,700
245,000	4.500%, 05/15/2035	237,439
125,000	6.350%, 03/15/2040	142,876
295,000	4.750%, 05/15/2046	280,565
215,000	TELUS Corp.
	2.800%, 02/16/2027	201,766
	Verizon Communications, Inc.
535,000	6.400%, 09/15/2033	647,238
35,000	4.272%, 01/15/2036	33,607
285,000	4.672%, 03/15/2055	268,796

		2,240,199

	Electric Utilities - 2.44%
215,000	Consolidated Edison Company of New York, Inc.
	4.625%, 12/01/2054	226,164
45,000	Duke Energy Carolinas LLC
	2.500%, 03/15/2023	44,638
675,000	Duke Energy Corp.
	3.550%, 09/15/2021	699,436
45,000	Duke Energy Florida LLC
	3.400%, 10/01/2046	40,219
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	66,637
245,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	244,010
	Edison International
165,000	3.750%, 09/15/2017	167,600
160,000	2.950%, 03/15/2023	158,341
80,000	Electricite de France SA
	4.950%, 10/13/2045 (Acquired 10/07/2015, Cost $79,801) (b)	81,127
	Emera U.S. Finance LP
15,000	2.700%, 06/15/2021 (Acquired 06/09/2016, Cost $14,985) (b)	14,863
20,000	4.750%, 06/15/2046 (Acquired 06/09/2016, Cost $19,858) (b)	20,248
65,000	Exelon Corp.
	2.450%, 04/15/2021	64,284
	Fortis, Inc.
30,000	2.100%, 10/04/2021 (Acquired 09/29/2016, Cost $29,924) (b)	29,028
50,000	3.055%, 10/04/2026 (Acquired 09/29/2016 and 10/19/2016, Cost $49,665) (b)	46,861
	Georgia Power Co.
120,000	1.950%, 12/01/2018	120,521
110,000	2.400%, 04/01/2021	109,361
30,000	NextEra Energy Capital Holdings, Inc.
	1.649%, 09/01/2018	29,918
135,000	Northeast Utilities
	2.800%, 05/01/2023	132,240
20,000	Oncor Electric Delivery Co. LLC
	7.000%, 09/01/2022	24,441
	Pacific Gas & Electric Co.
75,000	4.750%, 02/15/2044	82,625
235,000	4.250%, 03/15/2046	239,808
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	151,530
210,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	215,177
	Southern Power Co.
180,000	4.150%, 12/01/2025	186,847
180,000	4.950%, 12/15/2046	176,074
	The Southern Co.
45,000	1.850%, 07/01/2019	44,888
260,000	2.150%, 09/01/2019	260,198
20,000	2.950%, 07/01/2023	19,771
25,000	4.400%, 07/01/2046	24,829
255,000	Union Electric Co.
	6.700%, 02/01/2019	279,378

		4,001,062

	Food & Staples Retailing - 0.75%
	CVS Health Corp.
240,000	2.800%, 07/20/2020	243,705
220,000	2.125%, 06/01/2021	215,945
59,000	3.875%, 07/20/2025	60,972
155,000	5.125%, 07/20/2045	173,411
70,000	Sysco Corp.
	2.500%, 07/15/2021	69,327
	The Kroger Co.
25,000	1.500%, 09/30/2019	24,637
50,000	2.650%, 10/15/2026 (c)	46,551
5,000	3.875%, 10/15/2046	4,571
340,000	Walgreens Boots Alliance, Inc.
	2.600%, 06/01/2021	338,214
40,000	Wal-Mart Stores, Inc.
	6.500%, 08/15/2037	54,312

		1,231,645

	Food Products - 0.31%
	Kraft Heinz Foods Co.
55,000	2.000%, 07/02/2018	55,032
40,000	2.800%, 07/02/2020	40,413
175,000	3.500%, 07/15/2022	177,859
185,000	5.000%, 07/15/2035	194,665
35,000	4.375%, 06/01/2046	33,067

		501,036

	Gas Utilities - 0.00%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,606

	Health Care Equipment & Supplies - 0.98%
	Abbott Laboratories
180,000	2.350%, 11/22/2019	180,337
180,000	4.900%, 11/30/2046	185,467
205,000	Becton Dickinson & Co.
	3.125%, 11/08/2021	210,407
	Medtronic, Inc.
105,000	2.500%, 03/15/2020	106,224
76,000	4.375%, 03/15/2035	80,555
175,000	4.625%, 03/15/2045	189,709
	Shire Acquisitions Investments Ireland Designated Activity Co.

110,000	2.400%, 09/23/2021 106,376
220,000	2.875%, 09/23/2023	209,414
75,000	St. Jude Medical, Inc.
	2.800%, 09/15/2020	75,485
270,000	Zimmer Holdings, Inc.
	3.550%, 04/01/2025	263,441

		1,607,415

	Health Care Providers & Services - 1.30%
	Aetna, Inc.
170,000	1.900%, 06/07/2019	169,710
165,000	4.375%, 06/15/2046	166,364
140,000	Anthem, Inc.
	5.850%, 01/15/2036	157,833
	Cardinal Health, Inc.
20,000	1.950%, 06/15/2018	20,051
160,000	2.400%, 11/15/2019	161,277
295,000	3.200%, 03/15/2023	298,082
	Catholic Health Initiatives
45,000	1.600%, 11/01/2017	45,206
95,000	2.600%, 08/01/2018	95,966
285,000	Humana, Inc.
	3.150%, 12/01/2022	285,165
75,000	Laboratory Corp. of America Holdings
	2.625%, 02/01/2020	74,982
	UnitedHealth Group, Inc.
95,000	1.700%, 02/15/2019	94,744
250,000	1.625%, 03/15/2019	249,120
115,000	3.350%, 07/15/2022	118,575
135,000	3.950%, 10/15/2042	131,786
55,000	4.750%, 07/15/2045	60,736

		2,129,597

	Hotels, Restaurants & Leisure - 0.24%
	McDonald’s Corp.
330,000	3.700%, 01/30/2026	336,602
35,000	4.600%, 05/26/2045	36,283
20,000	4.875%, 12/09/2045	21,506

		394,391

	Household Durables - 0.13%
180,000	Newell Rubbermaid, Inc.
	5.500%, 04/01/2046 (c)	207,120

	Industrial Conglomerates - 0.14%
225,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	235,874

	Insurance - 0.97%
	American International Group, Inc.
105,000	4.125%, 02/15/2024	109,181
120,000	4.500%, 07/16/2044	118,792
140,000	Chubb INA Holdings, Inc.
	3.350%, 05/03/2026	141,973
275,000	CNA Financial Corp.
	7.350%, 11/15/2019	312,292
235,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023 (Acquired 11/18/2016, Cost $247,546) (b)	246,386
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	99,974
20,000	4.050%, 10/15/2023	21,139
75,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (Acquired 04/06/2016, Cost $109,385) (b)	112,788
	New York Life Global Funding
205,000	1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $204,961) (b)	203,610
40,000	2.000%, 04/13/2021 (Acquired 04/06/2016, Cost $39,941) (b)	39,296
180,000	Trinity Acquisition Plc
	4.400%, 03/15/2026	182,541

		1,587,972

	Internet & Direct Marketing Retail - 0.06%
90,000	Amazon.com, Inc.
	4.950%, 12/05/2044	103,055

	IT Services - 0.94%
205,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/2026	198,225
240,000	MasterCard, Inc.
	3.375%, 04/01/2024	247,100
	Visa, Inc.
430,000	1.200%, 12/14/2017	429,999
280,000	2.800%, 12/14/2022	281,793
285,000	3.150%, 12/14/2025 (c)	286,575
85,000	4.300%, 12/14/2045	89,943

		1,533,635

	Life Sciences Tools & Services - 0.06%
	Thermo Fisher Scientific, Inc.
80,000	3.000%, 04/15/2023	78,741
25,000	2.950%, 09/19/2026	23,655

		102,396

	Machinery - 0.68%
	Eaton Corp.
175,000	5.600%, 05/15/2018	184,020
230,000	2.750%, 11/02/2022	228,104
275,000	Eaton Electric Holdings LLC
	3.875%, 12/15/2020	287,168
70,000	Fortive Corp.
	2.350%, 06/15/2021	69,136
345,000	Stanley Black & Decker, Inc.
	2.451%, 11/17/2018	348,115

		1,116,543

	Media - 1.48%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	187,276
35,000	3.375%, 11/15/2026 (Acquired 11/15/2016 and 11/16/2016, Cost $34,956) (b)	34,381
90,000	6.150%, 02/15/2041	106,808
25,000	4.950%, 10/15/2045	25,791
5,000	4.750%, 11/15/2046 (Acquired 11/15/2016, Cost $4,994) (b)	5,035
25,000	CBS Corp.
	4.000%, 01/15/2026	25,473

	Charter Communications Operating LLC / Charter Communications Operating Capital
50,000	3.579%, 07/23/2020	51,053
150,000	4.464%, 07/23/2022	156,942
110,000	4.908%, 07/23/2025	116,130
90,000	6.484%, 10/23/2045	104,410
	Comcast Corp.
360,000	5.875%, 02/15/2018	377,523
15,000	1.625%, 01/15/2022	14,388
135,000	2.750%, 03/01/2023	134,148
15,000	3.375%, 08/15/2025	15,107
295,000	3.150%, 03/01/2026	291,413
85,000	4.750%, 03/01/2044	91,379
45,000	3.400%, 07/15/2046 (c)	39,403
	Cox Communications, Inc.
50,000	3.250%, 12/15/2022 (Acquired 09/17/2015 and 10/06/2015, Cost $47,292) (b)	48,769
140,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $139,384) (b)	131,943
5,000	3.350%, 09/15/2026 (Acquired 09/08/2016, Cost $4,992) (b)	4,785
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	249,511
70,000	6.750%, 07/01/2018	74,760
50,000	5.500%, 09/01/2041	51,001
75,000	4.500%, 09/15/2042	68,172
15,000	Viacom, Inc.
	3.450%, 10/04/2026	13,891

		2,419,492

	Metals & Mining - 0.34%
	Nucor Corp.
195,000	4.125%, 09/15/2022	207,632
125,000	4.000%, 08/01/2023	131,585
205,000	Rio Tinto Finance USA Ltd.
	3.750%, 06/15/2025	211,482

		550,699

	Multi-Utilities - 0.65%
285,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	293,485
	Dominion Resources, Inc.
405,000	1.400%, 09/15/2017	404,634
35,000	2.850%, 08/15/2026	32,836
60,000	DTE Energy Co.
	1.500%, 10/01/2019	59,042
270,000	WEC Energy Group, Inc.
	3.550%, 06/15/2025	275,653

		1,065,650

	Oil, Gas & Consumable Fuels - 3.20%
	Anadarko Petroleum Corp.
150,000	8.700%, 03/15/2019	170,557
15,000	6.950%, 06/15/2019	16,651
20,000	3.450%, 07/15/2024	19,665
45,000	4.500%, 07/15/2044	42,442
60,000	6.600%, 03/15/2046	74,267
	BP Capital Markets Plc
30,000	2.521%, 01/15/2020	30,187
95,000	2.112%, 09/16/2021	93,272
70,000	3.062%, 03/17/2022	70,856
170,000	Buckeye Partners LP
	4.875%, 02/01/2021	180,671
	Canadian Natural Resources Ltd.
105,000	3.800%, 04/15/2024	104,805
170,000	3.900%, 02/01/2025	170,788
30,000	6.500%, 02/15/2037	34,429
50,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	47,793
160,000	Chevron Corp.
	1.790%, 11/16/2018	160,653
225,000	Columbia Pipeline Group, Inc.
	4.500%, 06/01/2025	236,782
110,000	ConocoPhillips Co.
	4.950%, 03/15/2026	121,662
35,000	Devon Energy Corp.
	3.250%, 05/15/2022	34,820
20,000	Devon Financing Co. LLC
	7.875%, 09/30/2031	25,437
110,000	Enbridge, Inc.
	4.250%, 12/01/2026	112,850
50,000	Encana Corp.
	3.900%, 11/15/2021	50,484
	Energy Transfer Partners LP
20,000	5.200%, 02/01/2022	21,437
25,000	3.600%, 02/01/2023	24,621
20,000	5.950%, 10/01/2043	20,682
	Enterprise Products Operating LLC
45,000	3.950%, 02/15/2027	46,192
155,000	6.125%, 10/15/2039	176,760
45,000	EOG Resources, Inc.
	4.150%, 01/15/2026	47,179
	Hess Corp.
75,000	5.600%, 02/15/2041	76,086
115,000	5.800%, 04/01/2047	119,780
270,000	Husky Energy, Inc.
	3.950%, 04/15/2022	280,800
10,000	Kinder Morgan Energy Partners LP
	6.850%, 02/15/2020	11,155
110,000	Kinder Morgan, Inc.
	5.050%, 02/15/2046	109,302
145,000	Magellan Midstream Partners LP
	5.000%, 03/01/2026	159,291
	Marathon Oil Corp.
35,000	2.700%, 06/01/2020	35,074
60,000	2.800%, 11/01/2022	57,452
25,000	3.850%, 06/01/2025 (c)	24,286
175,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024 (c)	173,117

180,000	MPLX LP
	4.875%, 12/01/2024	185,640
	Petroleos Mexicanos
45,000	6.375%, 02/04/2021 (Acquired 01/28/2016, Cost $45,000) (b)	48,038
35,000	6.500%, 03/13/2027 (Acquired 12/06/2016, Cost $34,683) (b)(c)	36,146
60,000	5.500%, 06/27/2044	50,232
92,000	6.750%, 09/21/2047 (Acquired 11/21/2014 and 09/02/2015, Cost $93,667) (b)	87,152
	Phillips 66
230,000	2.950%, 05/01/2017	231,301
120,000	4.300%, 04/01/2022	128,998
115,000	Phillips 66 Partners LP
	3.550%, 10/01/2026	111,520
	Pioneer Natural Resources Co.
145,000	3.450%, 01/15/2021	148,310
55,000	4.450%, 01/15/2026	58,488
25,000	Plains All American Pipeline LP
	4.500%, 12/15/2026	25,411
	Regency Energy Partners LP
15,000	5.875%, 03/01/2022	16,519
65,000	4.500%, 11/01/2023	66,050
130,000	Spectra Energy Partners LP
	3.375%, 10/15/2026 (c)	124,597
85,000	Statoil ASA
	3.950%, 05/15/2043	81,271
185,000	Suncor Energy, Inc.
	6.100%, 06/01/2018	195,932
	Sunoco Logistics Partners Operations LP
155,000	4.250%, 04/01/2024	156,432
5,000	3.900%, 07/15/2026	4,849
125,000	Valero Energy Corp.
	3.400%, 09/15/2026	119,996
180,000	Williams Partners LP
	3.600%, 03/15/2022	181,159

		5,240,326

	Pharmaceuticals - 1.20%
	Actavis Funding SCS
150,000	2.350%, 03/12/2018	150,911
80,000	3.000%, 03/12/2020	81,169
55,000	3.450%, 03/15/2022	55,890
35,000	4.550%, 03/15/2035	34,749
180,000	Baxalta, Inc.
	4.000%, 06/23/2025	180,840
	EMD Finance LLC
110,000	2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $109,807) (b)	109,665
130,000	3.250%, 03/19/2025 (Acquired 10/13/2015, Cost $127,245) (b)	127,309
	Johnson & Johnson
125,000	2.450%, 03/01/2026	119,700
25,000	3.550%, 03/01/2036	25,066
55,000	Merck & Co., Inc.
	1.257%, 02/10/2020 (a)	55,311
	Mylan NV
55,000	3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $54,931) (b)	55,424
60,000	3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $59,981) (b)	60,641
90,000	3.150%, 06/15/2021 (Acquired 05/31/2016, Cost $89,895) (b)	88,415
	Sanofi-Aventis SA
155,000	1.250%, 04/10/2018 (c)	154,731
210,000	4.000%, 03/29/2021	223,705
	Teva Pharmaceutical Finance Netherlands III BV
85,000	1.700%, 07/19/2019	83,566
150,000	2.200%, 07/21/2021	143,657
235,000	3.150%, 10/01/2026 (c)	217,099

		1,967,848

	Real Estate Management & Development - 1.13%
	American Tower Corp.
50,000	3.450%, 09/15/2021	50,701
75,000	2.250%, 01/15/2022	71,925
335,000	Boston Properties LP
	3.650%, 02/01/2026	331,451
135,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	133,417
180,000	Crown Castle International Corp.
	3.400%, 02/15/2021	182,826
170,000	ERP Operating LP
	3.000%, 04/15/2023	167,896
40,000	HCP, Inc.
	4.000%, 12/01/2022	41,229
110,000	Kimco Realty Corp.
	3.200%, 05/01/2021	111,789
520,000	Simon Property Group LP
	2.200%, 02/01/2019	524,369
	Ventas Realty LP
5,000	2.000%, 02/15/2018	5,012
90,000	2.700%, 04/01/2020	90,609
125,000	5.700%, 09/30/2043	140,920

		1,852,144

	Road & Rail - 0.60%
	Burlington Northern Santa Fe LLC
135,000	3.650%, 09/01/2025	141,473
290,000	7.950%, 08/15/2030	413,036
25,000	3.900%, 08/01/2046	24,505
160,000	Penske Truck Leasing Co., LP
	4.875%, 07/11/2022 (Acquired 07/16/2013 and 10/14/2015, Cost $167,282) (b)	171,906
125,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	125,771
110,000	Union Pacific Corp.
	3.375%, 02/01/2035	104,239

		980,930

	Semiconductors & Semiconductor Equipment - 0.39%
200,000	Analog Devices, Inc.
	3.900%, 12/15/2025	205,314
	Intel Corp.
50,000	1.700%, 05/19/2021	48,860
185,000	3.300%, 10/01/2021	192,372
75,000	4.900%, 07/29/2045	84,102

10,000	4.100%, 05/19/2046 9,937
100,000	Lam Research Corp.
	2.800%, 06/15/2021	99,565

		640,150

	Software - 0.89%
	Microsoft Corp.
90,000	1.550%, 08/08/2021	87,350
110,000	2.375%, 02/12/2022	109,636
20,000	2.650%, 11/03/2022	20,132
310,000	4.450%, 11/03/2045	331,095
105,000	3.700%, 08/08/2046 (c)	99,114
	Oracle Corp.
325,000	2.250%, 10/08/2019	329,073
150,000	1.900%, 09/15/2021	146,677
290,000	4.300%, 07/08/2034	300,399
40,000	3.900%, 05/15/2035	39,529

		1,463,005

	Specialty Retail - 0.40%
	AutoZone, Inc.
20,000	1.625%, 04/21/2019	19,829
85,000	4.000%, 11/15/2020	89,282
	Home Depot, Inc.
185,000	2.700%, 04/01/2023	185,197
140,000	3.350%, 09/15/2025	143,736
90,000	5.875%, 12/16/2036	113,919
15,000	3.500%, 09/15/2056	13,170
	Lowe’s Cos., Inc.
5,000	4.375%, 09/15/2045	5,163
85,000	3.700%, 04/15/2046	79,550

		649,846

	Technology Hardware, Storage & Peripherals - 0.73%
	Apple, Inc.
495,000	2.400%, 05/03/2023	482,412
100,000	3.450%, 02/09/2045	88,492
20,000	3.850%, 08/04/2046 (c)	19,212
	Diamond 1 Finance Corp / Diamond 2 Finance Corp.
255,000	3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $254,936) (b)	260,455
245,000	4.420%, 06/15/2021 (Acquired 05/17/2016 and 12/01/2016, Cost $251,278) (b)	253,763
85,000	Hewlett Packard Enterprise Co.
	2.850%, 10/05/2018	85,859

		1,190,193

	Tobacco - 0.34%
	Altria Group, Inc.
60,000	4.250%, 08/09/2042	59,275
30,000	3.875%, 09/16/2046	27,805
220,000	Philip Morris International, Inc.
	2.750%, 02/25/2026	211,738
	Reynolds American, Inc.
65,000	2.300%, 06/12/2018	65,435
160,000	5.850%, 08/15/2045	190,167

		554,420

	Wireless Telecommunication Services - 0.27%
255,000	Rogers Communications, Inc.
	2.900%, 11/15/2026	240,731
200,000	Sprint Spectrum Co. LLC
	3.360%, 03/20/2023 (Acquired 10/20/2016, Cost $199,997) (b)	200,880

		441,611

	Total Corporate Obligations (Cost $59,991,929)	60,891,977

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.27%
	Mexico Government International Bond
28,000	4.750%, 03/08/2044	25,530
100,000	5.750%, 10/12/2110	92,750
340,000	Province of Ontario Canada
	2.500%, 04/27/2026	328,107

	Total Foreign Government Debt Obligations (Cost $462,000)	446,387

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 33.54%
	Federal Home Loan Mortgage Corp.
66,527	Series 2590, 5.000%, 03/15/2018 (g)	67,654
790,261	Series K703, 2.699%, 05/25/2018	801,528
1,610	Pool #E9-9763 4.500%, 09/01/2018	1,652
998	Pool #E9-9764 4.500%, 09/01/2018	1,025
600,000	Series K705, 2.303%, 09/25/2018 (a)	607,152
898,207	Series K706, 2.323%, 10/25/2018	910,000
600,000	Series K709, 2.086%, 03/25/2019	604,947
61,180	Pool #D9-6291 4.500%, 09/01/2023	65,664
144,046	Pool #G1-3624 5.000%, 08/01/2024	154,055
232,625	Series 2329, 6.500%, 06/15/2031	263,126
115,895	Series 2338, 6.500%, 07/15/2031	136,328
182,673	Pool #78-0447 2.792%, 04/01/2033 (a)	192,292
847,009	Pool #U8-9032 3.000%, 07/01/2033	860,025
136	Pool #A4-3129 5.500%, 02/01/2036	151
1,600,000	Pool #TBA 4.000%, 01/15/2041 (d)	1,680,656
3,700,000	Pool #TBA 3.500%, 01/15/2042 (d)	3,788,878
656,011	Pool #U9-0688 4.000%, 05/01/2042	695,428
2,700,000	Pool #TBA 3.000%, 01/15/2043 (d)	2,681,242
794,217	Pool #G0-8635 3.000%, 04/01/2045	789,735
	Federal National Mortgage Association
325	Pool #685505 5.000%, 05/01/2018	333
326	Pool #705709 5.000%, 05/01/2018	334
99,594	Series 2014-C01, 2.356%, 01/25/2024 (a)	100,135
126,619	Series 2014-C02, 1.534%, 05/28/2024 (a)	126,810
835,437	Pool #AI4868 4.000%, 06/01/2026	882,977
742,834	Pool #AJ8325 3.000%, 12/01/2026	764,243
328,848	Pool #AB5907 3.000%, 08/01/2027	338,332
846,194	Pool #AQ5095 3.000%, 11/01/2027	870,599
609,645	Pool #AL2877 3.500%, 01/01/2028	636,735
100,000	Pool #TBA 2.500%, 01/15/2028 (d)	100,166
1,265,065	Pool #AS2558 3.000%, 06/01/2029	1,300,494
29,309	Pool #544859 2.370%, 08/01/2029 (a)	29,755
100,000	Pool #BC4938 2.500%, 04/01/2031	100,275
166,748	Pool #786848 7.000%, 10/01/2031	193,353

100,000	Pool #MA2868 2.500%, 01/01/2032 (a)	100,359
5,415	Pool #727181 5.000%, 08/01/2033	5,985
2,706	Pool #730727 5.000%, 08/01/2033	2,991
781	Pool #741862 5.500%, 09/01/2033	879
905	Pool #766197 5.500%, 02/01/2034	1,017
180	Pool #776974 5.500%, 04/01/2034	204
180,728	Pool #888504 2.579%, 04/01/2034 (a)	189,962
427,216	Pool #MA1870 4.500%, 04/01/2034	462,516
8,164	Pool #775776 5.500%, 05/01/2034	9,172
183,295	Pool #802783 3.032%, 10/01/2034 (a)	194,219
6,657	Pool #781629 5.500%, 12/01/2034	7,475
7,787	Pool #822815 5.500%, 04/01/2035	8,747
6,536	Pool #357850 5.500%, 07/01/2035	7,360
4,246	Pool #820242 5.000%, 07/01/2035	4,684
1,206	Pool #838452 5.500%, 09/01/2035	1,364
7,101	Pool #865854 6.000%, 03/01/2036	8,154
9,898	Pool #891474 6.000%, 04/01/2036	11,340
8,352	Pool #906000 6.000%, 01/01/2037	9,455
82	Pool #928062 5.500%, 02/01/2037	92
198	Pool #899119 5.500%, 04/01/2037	222
24	Pool #938488 5.500%, 05/01/2037	26
232	Pool #970131 5.500%, 03/01/2038	260
220	Pool #981313 5.500%, 06/01/2038	245
185	Pool #985108 5.500%, 07/01/2038	208
56	Pool #964930 5.500%, 08/01/2038	62
114	Pool #987032 5.500%, 08/01/2038	128
121	Pool #968371 5.500%, 09/01/2038	135
56	Pool #993050 5.500%, 12/01/2038	63
26,110	Pool #993579 4.000%, 05/01/2039	27,497
5,394	Pool #AA5840 4.000%, 06/01/2039	5,673
73,925	Pool #AA8715 4.000%, 06/01/2039	78,734
275,674	Pool #AD0586 4.500%, 12/01/2039	299,383
210,293	Pool #AD5574 5.000%, 04/01/2040	229,448
797,637	Pool #AD4062 5.000%, 05/01/2040	872,529
681,183	Pool #AD6929 5.000%, 06/01/2040	744,708
15,511	Pool #AD9896 4.000%, 08/01/2040	16,343
476,774	Pool #AE0217 4.500%, 08/01/2040	513,956
19,729	Pool #AB1500 4.000%, 09/01/2040	20,821
16,380	Pool #AD9856 4.000%, 09/01/2040	17,288
11,673	Pool #AE2559 4.000%, 09/01/2040	12,278
4,447	Pool #AE2562 4.000%, 09/01/2040	4,686
5,688	Pool #AE2566 4.000%, 09/01/2040	6,003
37,306	Pool #AE4124 4.000%, 10/01/2040	39,232
19,514	Pool #AE4888 4.000%, 10/01/2040	20,528
31,520	Pool #AE3916 4.000%, 11/01/2040	33,233
4,109	Pool #AE5147 4.000%, 11/01/2040	4,329
51,451	Pool #AE8715 4.000%, 11/01/2040	54,336
516,967	Pool #AE0698 4.500%, 12/01/2040	557,997
5,923	Pool #AH0006 4.000%, 12/01/2040	6,254
15,556	Pool #AH0020 4.000%, 12/01/2040	16,425
33,742	Pool #AH0599 4.000%, 12/01/2040	35,631
10,702	Pool #AH0601 4.000%, 12/01/2040	11,301
23,964	Pool #AH1263 4.000%, 01/01/2041	25,312
91,409	Pool #AL5233 4.000%, 01/01/2041	96,194
6,200,000	Pool #TBA 3.500%, 01/15/2041 (d)	6,355,000
400,000	Pool #TBA 4.500%, 01/15/2041 (d)	430,297
6,758	Pool #AH4659 4.000%, 02/01/2041	7,139
98,696	Pool #AH5653 4.000%, 02/01/2041	104,252
150,807	Pool #AL0934 5.000%, 02/01/2041	164,727
240,073	Pool #AD1889 4.500%, 03/01/2041	259,291
11,936	Pool #AH6150 4.000%, 03/01/2041	12,607
128,320	Pool #AL0215 4.500%, 04/01/2041	138,634
115,931	Pool #AL0187 5.000%, 05/01/2041	126,683
1,011,293	Pool #AL0208 4.500%, 05/01/2041	1,092,432
19,601	Pool #AL0456 5.000%, 06/01/2041	21,428
695,723	Pool #AB3395 4.500%, 08/01/2041	751,901
96,048	Pool #AI8842 4.500%, 08/01/2041	103,833
42,663	Pool #AL0815 4.000%, 09/01/2041	45,365
15,115	Pool #AJ1562 4.000%, 10/01/2041	16,072
15,210	Pool #AJ1972 4.000%, 10/01/2041	16,171
827,993	Pool #AJ2212 4.500%, 10/01/2041	896,554
23,554	Pool #AJ4756 4.000%, 10/01/2041	25,044
19,315	Pool #AJ3330 4.000%, 11/01/2041	20,540
20,394	Pool #AJ4549 4.000%, 11/01/2041	21,685
14,469	Pool #AJ4698 4.000%, 11/01/2041	15,385
30,917	Pool #AJ5424 4.000%, 11/01/2041	32,873
12,538	Pool #AJ7840 4.000%, 11/01/2041	13,272
20,422	Pool #AB3995 4.000%, 12/01/2041	21,717
19,127	Pool #AI0848 4.000%, 12/01/2041	20,340
17,159	Pool #AJ4187 4.000%, 12/01/2041	18,246
21,252	Pool #AJ5736 4.000%, 12/01/2041	22,598
13,272	Pool #AJ5968 4.000%, 12/01/2041	13,991
24,792	Pool #AJ6061 4.000%, 12/01/2041	26,362
15,724	Pool #AJ7868 4.000%, 12/01/2041	16,720
34,815	Pool #AJ8104 4.000%, 12/01/2041	37,011
21,399	Pool #AJ8109 4.000%, 12/01/2041	22,756
14,799	Pool #AJ8171 4.000%, 12/01/2041	15,736
24,458	Pool #AJ8341 4.000%, 12/01/2041	26,009
39,448	Pool #AJ8436 4.000%, 12/01/2041	41,954
15,244	Pool #AJ8912 4.000%, 12/01/2041	16,211
21,239	Pool #AJ9248 4.000%, 12/01/2041	22,585
19,732	Pool #AJ2446 4.000%, 01/01/2042	20,762
23,100	Pool #AJ7538 4.000%, 01/01/2042	24,565
8,181	Pool #AJ8001 4.000%, 01/01/2042	8,636
23,016	Pool #AJ8369 4.000%, 01/01/2042	24,475
22,823	Pool #AJ9162 4.000%, 01/01/2042	24,270
121,607	Pool #AJ9330 4.000%, 01/01/2042	129,331
14,179	Pool #AJ9779 4.000%, 01/01/2042	15,009
21,100	Pool #AK0170 4.000%, 01/01/2042	22,437
43,239	Pool #AK0543 4.000%, 01/01/2042	45,985
16,677	Pool #AK0563 4.000%, 01/01/2042	17,735
35,936	Pool #AK1827 4.000%, 01/01/2042	38,208
507,072	Pool #AL2752 5.000%, 03/01/2042	555,377

112,046	Pool #AB5529 4.000%, 07/01/2042	118,850
233,328	Pool #AB6228 3.500%, 09/01/2042	240,654
457,433	Pool #AQ9316 2.500%, 01/01/2043	437,718
939,475	Pool #AB7928 3.000%, 02/01/2043	939,501
1,297,350	Pool #AT2720 3.000%, 05/01/2043	1,297,386
957,186	Pool #AT5900 3.000%, 06/01/2043	957,212
538,784	Pool #AU1625 3.500%, 07/01/2043	555,829
896,889	Pool #AS5469 4.000%, 07/01/2045	946,567
1,701,464	Pool #AZ0832 4.000%, 07/01/2045	1,790,548
187,322	Pool #AS5597 3.500%, 08/01/2045	192,272
790,819	Pool #AS6196 3.500%, 11/01/2045	811,491
1,094,621	Pool #AS7170 3.500%, 05/01/2046	1,123,317
1,096,555	Pool #AS7242 3.500%, 05/01/2046	1,125,302
787,766	Pool #BC9468 3.000%, 06/01/2046	783,691
1,054,307	Pool #AS7492 4.000%, 07/01/2046	1,111,025
	Government National Mortgage Association
13,002	Pool #614436 5.000%, 08/15/2033	14,221
42,032	Pool #736686 5.000%, 02/15/2039	46,413
864,855	Pool #723248 5.000%, 10/15/2039	966,620
176,239	Pool #782916 5.500%, 02/15/2040	197,144
472,842	Pool #733724 4.500%, 06/15/2040	517,801
467,145	Pool #752631 4.500%, 10/20/2040	508,525
500,000	Pool #TBA 3.500%, 01/15/2041 (d)	519,941
468,470	Pool #783403 3.500%, 09/15/2041	487,778
400,000	Pool #TBA 3.500%, 01/15/2043 (d)	415,836
797,031	Pool #AD8801 3.500%, 03/15/2043	833,919
368,226	Pool #AL9364 3.500%, 03/20/2045	383,877
459,054	Pool #MA2681M 5.000%, 03/20/2045	493,980
615,000	Pool #AQ0562X 4.000%, 12/15/2046	655,644

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $54,370,830)	54,916,795

	MUNICIPAL DEBT OBLIGATIONS - 0.63%
	California, GO,
165,000	7.550%, 04/01/2039	244,307
80,000	7.350%, 11/01/2039	113,666
75,000	7.600%, 11/01/2040	113,046
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	200,435
45,000	Illinois, GO,
	5.100%, 06/01/2033	39,817
70,000	New Jersey State Turnpike Authority, Series F, Revenue Bond,
	7.414%, 01/01/2040	101,163
205,000	University of California, Refunding, Revenue Bond,
	4.601%, 05/15/2031	226,257

	Total Municipal Debt Obligations (Cost $995,313)	1,038,691

	U.S. TREASURY OBLIGATIONS - 17.09%
	U.S. Treasury Bonds - 5.45%
2,634,688	0.125%, 07/15/2024 (f)(h)	2,590,517
4,835,000	3.125%, 11/15/2041	4,908,376
1,595,000	2.500%, 05/15/2046	1,417,494
	U.S. Treasury Notes - 11.64%
2,035,000	0.750%, 07/15/2019	2,005,747
1,829,000	1.125%, 09/30/2021	1,764,272
3,405,000	2.000%, 11/15/2021	3,414,977
4,400,000	2.000%, 02/15/2022	4,407,475
3,405,000	2.375%, 08/15/2024	3,421,426
1,603,000	2.000%, 08/15/2025 (h)	1,553,094
1,876,000	1.625%, 05/15/2026 (h)	1,749,700
810,000	1.500%, 08/15/2026	745,010

	Total U.S. Treasury Obligations (Cost $28,498,351)	27,978,088

	SHORT TERM INVESTMENTS - 2.62%
	Commercial Paper - 0.22%
370,000	KfW	369,739

	0.794%, 02/01/2017 (i)
Number of Shares
	Money Market Funds - 2.40%
3,927,770	Deutsche Government Money Market Series - Institutional Shares
	Effective Yield, 0.45% (e)	3,927,770

	Total Short Term Investments (Cost $4,297,509)	4,297,509

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.70%
	Money Market Funds - 1.70%
2,780,575	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.98% (e)	2,780,575

	Total Investments Purchased as Securities Lending Collateral (Cost $2,780,575)	2,780,575

	Total Investments (Cost $179,805,746) - 110.36%	180,707,421
	Liabilities in Excess of Other Assets - (10.36)%	(16,958,101)

	TOTAL NET ASSETS - 100.00%	$163,749,320

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2016.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $17,219,153, which represents 10.52% of total net assets.
(c)	All or a portion of this security is on loan.
(d)	Security purchased on a when-issued basis. On December 31, 2016, the total value of investments purchased on a when-issued basis was $15,972,016 or 9.75% of total net assets.
(e)	Seven-day yield as of December 31, 2016
(f)	Represents a U.S. Treasury Inflation Protected Security
(g)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $67,654, which represents 0.04% of total net assets.
(h)	All or a portion of this security is held as collateral for certain futures and swap contracts.
(i)	Zero coupon investment. The effective yield is listed.
(j)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $194,038, which represents 0.12% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$179,805,746
Gross unrealized appreciation	2,593,747
Gross unrealized depreciation	(1,692,072)

Net unrealized appreciation	$901,675

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Open Futures Contracts (Unaudited)

December 31, 2016

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 - Year Note Futures	9	1,950,188	Mar-17	$2,015
U.S. Treasury 5 - Year Note Futures	59	6,942,180	Mar-17	(9,783)
U.S. Treasury 10 - Year Note Futures	(43)	(5,344,094)	Mar-17	26,178
U.S. Treasury 10 - Year Ultra Note Futures	3	402,188	Mar-17	(897)
U.S. Treasury Long Bond Futures	(6)	(903,938)	Mar-17	9,800
U.S. Treasury Ultra Bond Futures	14	2,243,500	Mar-17	(16,950)

				10,363

Credit Default Swaps on Credit Indices - Sell Protection(1) (Unaudited)

December 31, 2016

Reference Obligation	Implied Credit Spread at June 30, 2016(2)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.27 Index*	0.68%	1.000%	12/20/2021	Morgan Stanley	$947,000	$14,327	$12,209	$2,118

						$14,327	$12,209	$2,118

Interest Rate Swaps (Unaudited)

December 31, 2016

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	3-MO-USD-LIBOR**	2.250%	9/21/2026	Morgan Stanley	$4,143,000	$25,741	($181,289)	$207,030

						$25,741	($181,289)	$207,030

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: LCH

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2016

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.74%
	Arizona - 3.75%
$400,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	$453,624
300,000	Phoenix Civic Improvement Wastewater System, Refunding, Prerefunded, Revenue Bond, NATL-RE Insured,
	5.000%, 07/01/2020	305,898
500,000	Salt River Project Agricultural Improvement & Power District, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2021	519,530

		1,279,052

	Arkansas - 1.57%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	535,035

	California - 15.06%
1,000,000	California, GO,
	6.500%, 04/01/2033	1,105,440
400,000	California, Refunding, GO,
	5.000%, 11/01/2043	443,020
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	4.000%, 10/01/2047	97,573
200,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	219,292
400,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	462,636
200,000	California Statewide Communities Development Authority, Prerefunded, Revenue Bond,
	6.125%, 07/01/2046	218,140
	California Statewide Communities Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	168,170
150,000	5.250%, 12/01/2056	154,026
500,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	567,170
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	101,713
500,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	540,655
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	549,520
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	284,947
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	220,500

		5,132,802

	Colorado - 3.99%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	357,182
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	144,403
750,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	857,100

		1,358,685

	Connecticut - 1.55%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	526,965

	Florida - 3.24%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	336,540
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	245,932
430,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	463,497
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
	7.250%, 06/01/2034	11,562
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	46,580

		1,104,111

	Georgia - 2.45%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	337,998
350,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond,
	6.250%, 11/01/2039	395,451
100,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	102,652

		836,101

	Hawaii - 1.67%
250,000	Hawaii, Series A, Revenue Bond,
	5.000%, 01/01/2033	289,300
245,000	Hawaii, Series DZ, Prerefunded, GO,
	5.000%, 12/01/2030	280,410

		569,710

	Illinois - 4.74%
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	77,922
225,000	Illinois Finance Authority, Prerefunded, Revenue Bond,
	7.000%, 08/15/2044	255,760
200,000	Illinois Toll Highway Authority, Series D, Refunding, Revenue Bond,
	5.000%, 01/01/2025	235,056
210,000	Metropolitan Pier and Exposition Authority, Series B, Unrefunded, Revenue Bond,
	5.000%, 06/15/2023	224,307
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	167,590
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	501,035
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	153,394

		1,615,064

	Indiana - 3.27%
500,000	Fishers Industry Redevelopment District, Revenue Bond,
	5.250%, 07/15/2034	550,140
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	287,070
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	142,004
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	135,623

		1,114,837

	Kansas - 1.72%
500,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	585,070

	Kentucky - 0.30%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	101,575

	Louisiana - 1.82%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	232,002
360,000	Louisiana State Citizens Property Insurance Corp., Prerefunded, Revenue Bond, AGM Insured,
	6.750%, 06/01/2026	387,864

		619,866

	Maryland - 1.89%
365,000	Montgomery County, Series A, Refunding, GO,
	5.000%, 11/01/2028	434,021
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	209,188

		643,209

	Massachusetts - 2.48%
	Massachusetts Development Finance Agency, Series A, Prerefunded, Revenue Bond,
190,000	5.500%, 11/15/2036	204,550
595,000	5.500%, 11/15/2036	641,708

		846,258

	Michigan - 0.31%
100,000	Michigan Finance Authority, Revenue Bond,
	5.000%, 11/15/2041	106,816

	Minnesota - 2.63%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	97,887
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	181,226
100,000	Minnesota, Series A, GO,
	5.000%, 08/01/2023	118,321
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	168,009
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	332,661

		898,104

	Missouri - 1.14%
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	387,580

	Nebraska - 2.09%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	148,685
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	563,385

		712,070

	New Hampshire - 0.38%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	130,103

	New Jersey - 0.73%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	160,546
100,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	87,265

		247,811

	New York - 10.81%
325,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	371,989
100,000	MTA Hudson Rail Yards Trust Obligations, Series A, Revenue Bond,
	5.000%, 11/15/2056	107,558
100,000	Nassau County Tobacco Settlement Corp., Series A-2, Revenue Bond,
	5.250%, 06/01/2026 (a)	98,175
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	214,640
375,000	New York City, Series I, Prerefunded, GO,
	5.375%, 04/01/2036	407,996
270,000	New York City, Series I, Unrefunded, GO,
	5.375%, 04/01/2036	290,957
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,851
200,000	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
	5.000%, 08/01/2031	231,160
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	343,912
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	279,963
250,000	New York Environmental Facilities Corp., Series A, Revenue Bond,
	5.000%, 06/15/2034	269,795
500,000	New York Environmental Facilities Corp., Series B, Revenue Bond,
	5.500%, 10/15/2027	636,670
100,000	New York Transportation Development Corp., Series A, Revenue Bond,
	5.250%, 01/01/2050	105,047
250,000	Port Authority of New York and New Jersey, Refunding, Revenue Bond,
	5.000%, 10/15/2041	283,780

		3,685,493

	North Carolina - 1.09%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	370,931

	Ohio - 2.96%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	438,550
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	568,845

		1,007,395

	Pennsylvania - 3.50%
350,000	Butler County Hospital Authority, Prerefunded, Revenue Bond,
	7.125%, 07/01/2029	397,827
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	296,710
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	227,954
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	160,884
100,000	Westmoreland County Municipal Authority, Revenue Bond, BAM Insured,
	5.000%, 08/15/2042	109,585

		1,192,960

	South Carolina - 1.37%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	466,640

	South Dakota - 0.33%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	111,266

	Texas - 9.52%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	231,024
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	110,030
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	227,742
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	552,343
150,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	160,704
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	214,420
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	4.000%, 01/01/2038	351,186

100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	115,187
200,000	Texas, GO,
	5.000%, 04/01/2029	233,202
300,000	Texas A & M Permanent University Fund, Series A, Revenue Bond,
	5.250%, 07/01/2030	359,703
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	231,508
200,000	7.500%, 06/30/2033	232,168
85,000	7.000%, 12/31/2038	96,941
115,000	6.750%, 06/30/2043	128,818

		3,244,976

	Utah - 1.67%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	568,910

	Virginia - 1.53%
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	521,556

	Washington - 1.87%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	370,120
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	268,725

		638,845

	Wisconsin - 6.31%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, NATL-RE Insured,
	5.500%, 12/15/2026	595,650
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	570,475
500,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	550,185
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	109,475
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
165,000	5.000%, 07/01/2022	174,750
150,000	5.750%, 10/01/2031	150,274

		2,150,809

	Total Municipal Debt Obligations (Cost $31,365,240)	33,310,605

Number of Shares
	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
369,042	Government TaxAdvantage Portfolio - Institutional Shares
	Effective Yield, 0.24% (b)	369,042

	Total Short Term Investments (Cost $369,042)	369,042

	Total Investments (Cost $31,734,282) - 98.82%	33,679,647
	Other Assets in Excess of Liabilities - 1.18%	401,093

	TOTAL NET ASSETS - 100.00%	$34,080,740

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2016.
(b)	Seven-day yield as of December 31, 2016.

Glossary of Terms

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Financial Group, Inc.

BAM	Build America Mutual

CMI	California Mortgage Insurance

GO	General Obligation

NATL-RE	National Public Finance Guarantee Corp.

PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Cost of investments	$31,734,282

Gross unrealized appreciation	2,018,230
Gross unrealized depreciation	(72,865)

Net unrealized appreciation	$1,945,365

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Futures and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2016:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$257,693,384	$-	$-	$257,693,384
Investment Companies	8,610,907	-	-	8,610,907
Real Estate Investment Trusts	10,815,600	-	-	10,815,600
Short Term Investments	2,097,926	-	-	2,097,926
Investments Purchased as Securities Lending Collateral	65,956,188	-	-	65,956,188

Total Investments in Securities	$345,174,005	$-	$-	$345,174,005

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,855,214	$7,773,444	$-	$9,628,658
Consumer Staples	3,184,673	6,551,830	-	9,736,503
Energy	702,041	7,097,352	-	7,799,393
Financials	1,402,630	15,452,227	-	16,854,857
Health Care	-	1,111,904	-	1,111,904
Industrials	325,312	3,940,556	-	4,265,868
Information Technology	3,875,400	17,429,828	-	21,305,228
Materials	725,574	3,093,560	-	3,819,134
Real Estate	-	1,999,640		1,999,640
Telecommunication Services	1,247,629	5,708,405	-	6,956,034
Utilities	291,027	1,747,869	-	2,038,896

Total Common Stocks	13,609,500	71,906,615	-	85,516,115
Investment Companies	9,495,464	-	-	9,495,464
Preferred Stocks
Consumer Staples	-	852,676	-	852,676
Energy	-	240,326	-	240,326
Financials	172,522	1,291,687	-	1,464,209
Information Technology	-	574,257	-	574,257
Materials	229,908	387,838	-	617,746
Utilities	-	1,115,951	-	1,115,951

Total Preferred Stocks	402,430	4,462,735	-	4,865,165
Short Term Investments	492,387	-	-	492,387
Investments Purchased as Securities Lending Collateral	910,675	-	-	910,675

Total Investments in Securities	$24,910,456	$76,369,350	$-	$101,279,806

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$1,114,702
Transfers out of Level 1	(7,894,377)

Net Transfers into/(out of) Level 1	$(6,779,675)

Transfers into Level 2	$7,894,377
Transfers out of Level 2	(1,114,702)

Net Transfers into/(out of) Level 2	$6,779,675

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2016	$0
Purchases	-
Sales proceeds and paydowns	0
Accreted discounts, net	-
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	-
Transfers into/(out of) Level 3	-

Balance as of December 31, 2016	$-

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2016.	$-

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$96,820,288	$-	$-	$96,820,288
Investment Companies	3,380,667	-	-	3,380,667
Real Estate Investment Trusts	8,850,547	-	-	8,850,547
Rights	-	-	0	0
Short Term Investments	575,203	-	-	575,203
Investments Purchased as Securities Lending Collateral	24,354,315	-	-	24,354,315

Total Investments in Securities	$133,981,020	$-	$-	$133,981,020

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 or 2. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights	Real Estate Investment Trusts
Balance as of April 1, 2016	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	0
Accreted discounts, net	-	-
Realized gain (loss)	-	0
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of December 31, 2016	$0	$-

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2016.	$-	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,174,883	$26,150,362	$-	$27,325,245
Consumer Staples	2,261,327	21,888,577	-	24,149,904
Energy	1,287,916	5,795,569	-	7,083,485
Financials	5,845,280	28,390,111	-	34,235,391
Health Care	869,883	15,393,958	-	16,263,841
Industrials	752,014	23,358,611	-	24,110,625
Information Technology	996,021	10,952,541	-	11,948,562
Materials	1,066,529	11,746,226	-	12,812,755
Real Estate	-	855,624	-	855,624
Telecommunication Services	371,865	4,343,528	-	4,715,393
Utilities	324,599	3,783,176	-	4,107,775

Total Common Stocks	14,950,317	152,658,283	-	167,608,600
Investment Companies	2,445,580	-	-	2,445,580
Participatory Notes	-	199,008	-	199,008
Preferred Stock
Consumer Discretionary	-	40,017	-	40,017
Consumer Staples	-	175,465	-	175,465
Materials	-	437,787	-	437,787

Total Preferred Stocks	-	653,269	-	653,269
Real Estate Investment Trusts	-	1,888,774	-	1,888,774
Short Term Investments	381,072	-	-	381,072
Investments Purchased as Securities Lending Collateral	427,562	-	-	427,562

Total Investments in Securities	$18,204,531	$155,399,334	$-	$173,603,865

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$93,743
Transfers out of Level 1	(98,568)

Net Transfers into/(out of) Level 1	$(4,825)

Transfers into Level 2	$93,743
Transfers out of Level 2	(98,568)

Net Transfers into/(out of) Level 2	$(4,825)

Transfers between Level 1 and Level 2 were made due to an increase or decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$61,180,772	$-	$-	$61,180,772
Real Estate Investment Trusts	333,464	-	-	333,464
Short Term Investments	2,423,197	-	-	2,423,197
Investments Purchased as Securities Lending Collateral	16,570,714	-	-	16,570,714

Total Investments in Securities	$80,508,147	$-	$-	$80,508,147

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$18,321,829	$-	$18,321,829
Collateralized Mortgage Obligations	-	10,035,570	-	10,035,570
Corporate Obligations	-	60,891,977	-	60,891,977
Foreign Government Debt Obligations	-	446,387	-	446,387

Mortgage Backed Securities - U.S. Government Agency-54,916,795-54,916,795
Municipal Debt Obligations	-	1,038,691	-	1,038,691
U.S. Treasury Obligations	-	27,978,088	-	27,978,088

Total Fixed Income	-	173,629,337	-	173,629,337
Commercial Paper	-	369,739	-	369,739
Short Term Investments	3,927,770	-	-	3,927,770
Investments Purchased as Securities Lending Collateral	2,780,575	-	-	2,780,575

Total Investments in Securities	$6,708,345	$173,999,076	$-	$180,707,421

Other Financial Instruments*
Futures	$10,363	$-	$-	$10,363
Swaps	-	209,148	-	209,148

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$33,310,605	$-	$33,310,605
Short Term Investments	369,042	-	-	369,042

Total Investments in Securities	$369,042	$33,310,605	$-	$33,679,647

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2016.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$2,118	Depreciation on Swap Agreements	$-

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	207,030	Depreciation on Swap Agreements	-

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	37,993	Unrealized depreciation on futures contracts	27,630

Total		$247,141		$27,630

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly notional amount outstanding of futures and swaps during the period ended December 31, 2016 were as follows:

Long Positions		Short Positions
Futures	$14,180,098	Futures	($10,175,783)
Swaps	7,749,400	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2016, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Large Cap Core Fund	$65,956,188
Emerging Markets Fund	910,675
Small/Mid Cap Core Fund	24,354,315
World ex-US Fund	427,562
Opportunistic Equity Fund	16,570,714
Core Fixed Income Fund	2,780,575
Tax-Exempt Fixed Income Fund	-

* Proceeds from securities lending (Money Market collateral).

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/2017

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	02/27/2017